UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

Annual Shareholder Report December 31, 2024

Baron Partners Fund

Retail: BPTRX

This annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$261Footnote Reference**	2.24%Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $109.
Footnote+	Includes interest expense of 0.94%.

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Fund outperformance was driven mainly by Tesla, Inc. and Space Exploration Technologies, Inc., which more than outweighed the negative impact of stock selection elsewhere in the Fund. Sector weightings overall had a positive impact on performance, particularly the Fund’s underweight in the lagging Health Care sector and overweight in the outperforming Financials sector.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell Midcap Growth Index	Russell 3000 Index
12/31/14	$10,000	$10,000	$10,000
3/31/15	$10,256	$10,538	$10,180
6/30/15	$10,585	$10,418	$10,194
9/30/15	$9,467	$9,585	$9,455
12/31/15	$9,729	$9,980	$10,048
3/31/16	$9,464	$10,038	$10,145
6/30/16	$9,768	$10,195	$10,412
9/30/16	$10,125	$10,663	$10,870
12/31/16	$10,123	$10,711	$11,328
3/31/17	$11,341	$11,450	$11,978
6/30/17	$12,999	$11,933	$12,339
9/30/17	$13,174	$12,563	$12,903
12/31/17	$13,316	$13,418	$13,721
3/31/18	$13,772	$13,710	$13,633
6/30/18	$15,359	$14,143	$14,163
9/30/18	$15,676	$15,214	$15,172
12/31/18	$13,048	$12,781	$13,002
3/31/19	$15,230	$15,288	$14,828
6/30/19	$16,364	$16,114	$15,435
9/30/19	$16,083	$16,006	$15,614
12/31/19	$18,919	$17,314	$17,035
3/31/20	$14,993	$13,844	$13,475
6/30/20	$22,393	$18,033	$16,443
9/30/20	$32,930	$19,724	$17,957
12/31/20	$47,018	$23,475	$20,593
3/31/21	$46,808	$23,342	$21,900
6/30/21	$49,037	$25,927	$23,705
9/30/21	$51,711	$25,730	$23,681
12/31/21	$61,776	$26,463	$25,878
3/31/22	$58,131	$23,134	$24,512
6/30/22	$40,350	$18,259	$20,418
9/30/22	$44,353	$18,140	$19,506
12/31/22	$35,484	$19,392	$20,907
3/31/23	$43,761	$21,163	$22,408
6/30/23	$50,530	$22,483	$24,288
9/30/23	$46,875	$21,308	$23,498
12/31/23	$50,778	$24,408	$26,334
3/31/24	$46,175	$26,726	$28,973
6/30/24	$46,621	$25,867	$29,904
9/30/24	$53,085	$27,559	$31,767
12/31/24	$67,400	$29,803	$32,604

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	32.74%	28.93%	21.02%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Russell 3000 Index	23.81%	13.86%	12.55%

Key Fund Statistics

Total Net Assets	$8,084,724,215
# of Issuers	21
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$62,849,867

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Partners Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (12/31/24)*
Tesla, Inc.	41.3%
Space Exploration Technologies Corp.	15.1%
Arch Capital Group Ltd.	6.4%
Hyatt Hotels Corporation	5.7%
CoStar Group, Inc.	5.6%
Gartner, Inc.	3.6%
The Charles Schwab Corporation	3.6%
FactSet Research Systems Inc.	3.5%
Vail Resorts, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Total	90.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	52.1%
Industrials	15.6%
Financials	15.1%
Real Estate	6.6%
Information Technology	5.2%
Health Care	2.9%
Communication Services	2.4%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Annual Shareholder Report December 31, 2024

Retail: BPTRX

Annual Shareholder Report December 31, 2024

Baron Partners Fund

Institutional: BPTIX

This annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$232Footnote Reference**	1.99%Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $110.
Footnote+	Includes interest expense of 0.94%.

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Fund outperformance was driven mainly by Tesla, Inc. and Space Exploration Technologies, Inc., which more than outweighed the negative impact of stock selection elsewhere in the Fund. Sector weightings overall had a positive impact on performance, particularly the Fund’s underweight in the lagging Health Care sector and overweight in the outperforming Financials sector.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell Midcap Growth Index	Russell 3000 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
3/31/15	$1,026,288	$1,053,781	$1,018,004
6/30/15	$1,060,086	$1,041,757	$1,019,406
9/30/15	$948,722	$958,526	$945,507
12/31/15	$975,713	$997,999	$1,004,787
3/31/16	$949,802	$1,003,779	$1,014,517
6/30/16	$980,841	$1,019,465	$1,041,204
9/30/16	$1,017,278	$1,066,278	$1,086,993
12/31/16	$1,017,548	$1,071,138	$1,132,749
3/31/17	$1,141,166	$1,144,987	$1,197,806
6/30/17	$1,308,778	$1,193,247	$1,233,925
9/30/17	$1,327,131	$1,256,287	$1,290,332
12/31/17	$1,342,246	$1,341,793	$1,372,105
3/31/18	$1,389,210	$1,370,969	$1,363,263
6/30/18	$1,550,344	$1,414,256	$1,416,276
9/30/18	$1,583,543	$1,521,380	$1,517,171
12/31/18	$1,318,764	$1,278,050	$1,300,183
3/31/19	$1,540,358	$1,528,816	$1,482,772
6/30/19	$1,655,878	$1,611,400	$1,543,493
9/30/19	$1,628,393	$1,600,547	$1,561,436
12/31/19	$1,917,253	$1,731,370	$1,703,486
3/31/20	$1,520,375	$1,384,404	$1,347,463
6/30/20	$2,272,440	$1,803,337	$1,644,276
9/30/20	$3,343,951	$1,972,374	$1,795,673
12/31/20	$4,777,383	$2,347,504	$2,059,307
3/31/21	$4,759,296	$2,334,234	$2,190,009
6/30/21	$4,989,065	$2,592,683	$2,370,461
9/30/21	$5,264,340	$2,572,980	$2,368,050
12/31/21	$6,293,118	$2,646,299	$2,587,747
3/31/22	$5,925,828	$2,313,386	$2,451,154
6/30/22	$4,115,659	$1,825,915	$2,041,783
9/30/22	$4,527,094	$1,813,992	$1,950,626
12/31/22	$3,624,241	$1,939,183	$2,090,721
3/31/23	$4,472,660	$2,116,345	$2,240,841
6/30/23	$5,167,789	$2,248,283	$2,428,776
9/30/23	$4,797,074	$2,130,834	$2,349,748
12/31/23	$5,199,698	$2,440,788	$2,633,405
3/31/24	$4,731,378	$2,672,579	$2,897,256
6/30/24	$4,779,868	$2,586,699	$2,990,431
9/30/24	$5,446,216	$2,755,904	$3,176,709
12/31/24	$6,919,515	$2,980,278	$3,260,361

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	33.08%	29.26%	21.34%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Russell 3000 Index	23.81%	13.86%	12.55%

Key Fund Statistics

Total Net Assets	$8,084,724,215
# of Issuers	21
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$62,849,867

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Partners Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (12/31/24)*
Tesla, Inc.	41.3%
Space Exploration Technologies Corp.	15.1%
Arch Capital Group Ltd.	6.4%
Hyatt Hotels Corporation	5.7%
CoStar Group, Inc.	5.6%
Gartner, Inc.	3.6%
The Charles Schwab Corporation	3.6%
FactSet Research Systems Inc.	3.5%
Vail Resorts, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Total	90.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	52.1%
Industrials	15.6%
Financials	15.1%
Real Estate	6.6%
Information Technology	5.2%
Health Care	2.9%
Communication Services	2.4%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Annual Shareholder Report December 31, 2024

Institutional: BPTIX

Annual Shareholder Report December 31, 2024

Baron Partners Fund

R6: BPTUX

This annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$232Footnote Reference**	1.99%Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $110.
Footnote+	Includes interest expense of 0.94%.

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Fund outperformance was driven mainly by Tesla, Inc. and Space Exploration Technologies, Inc., which more than outweighed the negative impact of stock selection elsewhere in the Fund. Sector weightings overall had a positive impact on performance, particularly the Fund’s underweight in the lagging Health Care sector and overweight in the outperforming Financials sector.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell Midcap Growth Index	Russell 3000 Index
12/31/14	$5,000,000	$5,000,000	$5,000,000
3/31/15	$5,131,438	$5,268,904	$5,090,018
6/30/15	$5,300,429	$5,208,785	$5,097,029
9/30/15	$4,743,611	$4,792,631	$4,727,534
12/31/15	$4,878,564	$4,989,996	$5,023,934
3/31/16	$4,749,009	$5,018,894	$5,072,583
6/30/16	$4,904,205	$5,097,323	$5,206,021
9/30/16	$5,086,392	$5,331,388	$5,434,966
12/31/16	$5,089,091	$5,355,690	$5,663,743
3/31/17	$5,705,828	$5,724,936	$5,989,028
6/30/17	$6,543,889	$5,966,237	$6,169,627
9/30/17	$6,635,657	$6,281,436	$6,451,660
12/31/17	$6,711,231	$6,708,965	$6,860,523
3/31/18	$6,946,050	$6,854,842	$6,816,313
6/30/18	$7,751,721	$7,071,281	$7,081,381
9/30/18	$7,917,714	$7,606,900	$7,585,852
12/31/18	$6,593,821	$6,390,248	$6,500,914
3/31/19	$7,701,789	$7,644,079	$7,413,862
6/30/19	$8,280,738	$8,056,998	$7,717,466
9/30/19	$8,143,312	$8,002,733	$7,807,181
12/31/19	$9,586,260	$8,656,850	$8,517,429
3/31/20	$7,601,869	$6,922,020	$6,737,313
6/30/20	$11,362,195	$9,016,686	$8,221,379
9/30/20	$16,719,762	$9,861,872	$8,978,365
12/31/20	$23,885,566	$11,737,518	$10,296,534
3/31/21	$23,795,128	$11,671,171	$10,950,045
6/30/21	$24,943,976	$12,963,417	$11,852,306
9/30/21	$26,320,356	$12,864,902	$11,840,251
12/31/21	$31,464,320	$13,231,495	$12,938,737
3/31/22	$29,627,857	$11,566,929	$12,255,772
6/30/22	$20,578,466	$9,129,574	$10,208,916
9/30/22	$22,634,128	$9,069,958	$9,753,128
12/31/22	$18,119,816	$9,695,914	$10,453,603
3/31/23	$22,360,391	$10,581,724	$11,204,203
6/30/23	$25,836,067	$11,241,417	$12,143,878
9/30/23	$23,980,913	$10,654,170	$11,748,737
12/31/23	$25,994,052	$12,203,941	$13,167,027
3/31/24	$23,653,993	$13,362,894	$14,486,278
6/30/24	$23,894,882	$12,933,497	$14,952,155
9/30/24	$27,226,650	$13,779,520	$15,883,545
12/31/24	$34,591,658	$14,901,389	$16,301,804

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	33.08%	29.26%	21.34%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Russell 3000 Index	23.81%	13.86%	12.55%

Key Fund Statistics

Total Net Assets	$8,084,724,215
# of Issuers	21
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$62,849,867

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron Partners Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (12/31/24)*
Tesla, Inc.	41.3%
Space Exploration Technologies Corp.	15.1%
Arch Capital Group Ltd.	6.4%
Hyatt Hotels Corporation	5.7%
CoStar Group, Inc.	5.6%
Gartner, Inc.	3.6%
The Charles Schwab Corporation	3.6%
FactSet Research Systems Inc.	3.5%
Vail Resorts, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Total	90.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	52.1%
Industrials	15.6%
Financials	15.1%
Real Estate	6.6%
Information Technology	5.2%
Health Care	2.9%
Communication Services	2.4%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Annual Shareholder Report December 31, 2024

R6: BPTUX

Annual Shareholder Report December 31, 2024

Baron Focused Growth Fund

Retail: BFGFX

This annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$150	1.31%

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Stock selection drove most of the Fund’s outperformance, led by investments in Industrials, Consumer Discretionary, and Communication Services. Sector weightings positively impacted returns as well, but to a much lesser degree. The Fund’s underexposure to the lagging Health Care sector added the most value from a sector weight perspective.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 2500 Growth Index	Russell 3000 Index
12/31/14	$10,000	$10,000	$10,000
3/31/15	$10,338	$10,744	$10,180
6/30/15	$10,654	$10,810	$10,194
9/30/15	$9,185	$9,615	$9,455
12/31/15	$9,758	$9,981	$10,048
3/31/16	$9,669	$9,716	$10,145
6/30/16	$9,796	$9,978	$10,412
9/30/16	$9,893	$10,675	$10,870
12/31/16	$9,824	$10,952	$11,328
3/31/17	$10,662	$11,637	$11,978
6/30/17	$11,729	$12,117	$12,339
9/30/17	$12,102	$12,817	$12,903
12/31/17	$12,414	$13,631	$13,721
3/31/18	$12,535	$13,955	$13,633
6/30/18	$14,117	$14,726	$14,163
9/30/18	$14,517	$15,782	$15,172
12/31/18	$12,880	$12,613	$13,002
3/31/19	$14,444	$15,008	$14,828
6/30/19	$14,583	$15,629	$15,435
9/30/19	$14,517	$15,132	$15,614
12/31/19	$16,748	$16,732	$17,035
3/31/20	$13,935	$12,847	$13,475
6/30/20	$19,595	$17,070	$16,443
9/30/20	$28,142	$18,669	$17,957
12/31/20	$37,215	$23,503	$20,593
3/31/21	$37,224	$24,087	$21,900
6/30/21	$38,108	$25,541	$23,705
9/30/21	$39,928	$24,639	$23,681
12/31/21	$44,224	$24,688	$25,878
3/31/22	$40,648	$21,651	$24,512
6/30/22	$32,532	$17,418	$20,418
9/30/22	$33,227	$17,397	$19,506
12/31/22	$31,709	$18,217	$20,907
3/31/23	$36,264	$19,409	$22,408
6/30/23	$38,924	$20,655	$24,288
9/30/23	$36,840	$19,242	$23,498
12/31/23	$40,398	$21,666	$26,334
3/31/24	$41,052	$23,509	$28,973
6/30/24	$40,941	$22,518	$29,904
9/30/24	$45,729	$24,092	$31,767
12/31/24	$52,323	$24,677	$32,604

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	29.52%	25.59%	18.00%
Russell 2500 Growth Index	13.90%	8.08%	9.45%
Russell 3000 Index	23.81%	13.86%	12.55%

Key Fund Statistics

Total Net Assets	$2,114,729,184
# of Issuers	30
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$15,172,318

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Focused Growth Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Tesla, Inc.	11.7%
Space Exploration Technologies Corp.	11.4%
Spotify Technology S.A.	5.5%
Vail Resorts, Inc.	4.6%
Interactive Brokers Group, Inc.	4.5%
Guidewire Software, Inc.	4.2%
Hyatt Hotels Corporation	4.1%
On Holding AG	4.0%
Arch Capital Group Ltd.	3.9%
CoStar Group, Inc.	3.5%
Total	57.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	39.6%
Financials	15.6%
Industrials	13.5%
Information Technology	10.9%
Communication Services	7.8%
Real Estate	5.2%
Health Care	5.1%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Annual Shareholder Report December 31, 2024

Retail: BFGFX

Annual Shareholder Report December 31, 2024

Baron Focused Growth Fund

Institutional: BFGIX

This annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$121	1.05%

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Stock selection drove most of the Fund’s outperformance, led by investments in Industrials, Consumer Discretionary, and Communication Services. Sector weightings positively impacted returns as well, but to a much lesser degree. The Fund’s underexposure to the lagging Health Care sector added the most value from a sector weight perspective.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 2500 Growth Index	Russell 3000 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
3/31/15	$1,034,795	$1,074,380	$1,018,004
6/30/15	$1,067,502	$1,080,948	$1,019,406
9/30/15	$920,476	$961,533	$945,507
12/31/15	$978,778	$998,131	$1,004,787
3/31/16	$970,652	$971,591	$1,014,517
6/30/16	$983,949	$997,814	$1,041,204
9/30/16	$994,290	$1,067,508	$1,086,993
12/31/16	$988,288	$1,095,229	$1,132,749
3/31/17	$1,072,797	$1,163,689	$1,197,806
6/30/17	$1,180,781	$1,211,702	$1,233,925
9/30/17	$1,218,615	$1,281,716	$1,290,332
12/31/17	$1,251,116	$1,363,073	$1,372,105
3/31/18	$1,264,698	$1,395,495	$1,363,263
6/30/18	$1,425,282	$1,472,633	$1,416,276
9/30/18	$1,466,515	$1,578,167	$1,517,171
12/31/18	$1,302,046	$1,261,296	$1,300,183
3/31/19	$1,460,065	$1,500,776	$1,482,772
6/30/19	$1,476,190	$1,562,938	$1,543,493
9/30/19	$1,469,740	$1,513,233	$1,561,436
12/31/19	$1,696,950	$1,673,164	$1,703,486
3/31/20	$1,412,893	$1,284,675	$1,347,463
6/30/20	$1,987,574	$1,706,946	$1,644,276
9/30/20	$2,856,066	$1,866,939	$1,795,673
12/31/20	$3,779,923	$2,350,277	$2,059,307
3/31/21	$3,784,164	$2,408,742	$2,190,009
6/30/21	$3,875,778	$2,554,135	$2,370,461
9/30/21	$4,064,151	$2,463,925	$2,368,050
12/31/21	$4,504,244	$2,468,835	$2,587,747
3/31/22	$4,142,654	$2,165,065	$2,451,154
6/30/22	$3,317,836	$1,741,780	$2,041,783
9/30/22	$3,390,042	$1,739,659	$1,950,626
12/31/22	$3,236,936	$1,821,734	$2,090,721
3/31/23	$3,706,026	$1,940,944	$2,240,841
6/30/23	$3,979,661	$2,065,454	$2,428,776
9/30/23	$3,769,005	$1,924,242	$2,349,748
12/31/23	$4,136,025	$2,166,591	$2,633,405
3/31/24	$4,205,519	$2,350,928	$2,897,256
6/30/24	$4,196,833	$2,251,833	$2,990,431
9/30/24	$4,690,897	$2,409,208	$3,176,709
12/31/24	$5,370,643	$2,467,720	$3,260,361

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	29.85%	25.91%	18.30%
Russell 2500 Growth Index	13.90%	8.08%	9.45%
Russell 3000 Index	23.81%	13.86%	12.55%

Key Fund Statistics

Total Net Assets	$2,114,729,184
# of Issuers	30
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$15,172,318

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Focused Growth Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Tesla, Inc.	11.7%
Space Exploration Technologies Corp.	11.4%
Spotify Technology S.A.	5.5%
Vail Resorts, Inc.	4.6%
Interactive Brokers Group, Inc.	4.5%
Guidewire Software, Inc.	4.2%
Hyatt Hotels Corporation	4.1%
On Holding AG	4.0%
Arch Capital Group Ltd.	3.9%
CoStar Group, Inc.	3.5%
Total	57.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	39.6%
Financials	15.6%
Industrials	13.5%
Information Technology	10.9%
Communication Services	7.8%
Real Estate	5.2%
Health Care	5.1%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Annual Shareholder Report December 31, 2024

Institutional: BFGIX

Annual Shareholder Report December 31, 2024

Baron Focused Growth Fund

R6: BFGUX

This annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$121	1.05%

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Stock selection drove most of the Fund’s outperformance, led by investments in Industrials, Consumer Discretionary, and Communication Services. Sector weightings positively impacted returns as well, but to a much lesser degree. The Fund’s underexposure to the lagging Health Care sector added the most value from a sector weight perspective.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 2500 Growth Index	Russell 3000 Index
12/31/14	$5,000,000	$5,000,000	$5,000,000
3/31/15	$5,173,974	$5,371,900	$5,090,018
6/30/15	$5,337,509	$5,404,739	$5,097,029
9/30/15	$4,602,382	$4,807,663	$4,727,534
12/31/15	$4,893,889	$4,990,655	$5,023,934
3/31/16	$4,853,260	$4,857,952	$5,072,583
6/30/16	$4,919,743	$4,989,072	$5,206,021
9/30/16	$4,971,452	$5,337,542	$5,434,966
12/31/16	$4,941,222	$5,476,143	$5,663,743
3/31/17	$5,363,749	$5,818,443	$5,989,028
6/30/17	$5,903,645	$6,058,509	$6,169,627
9/30/17	$6,096,715	$6,408,580	$6,451,660
12/31/17	$6,259,217	$6,815,363	$6,860,523
3/31/18	$6,327,121	$6,977,476	$6,816,313
6/30/18	$7,126,000	$7,363,163	$7,081,381
9/30/18	$7,336,148	$7,890,835	$7,585,852
12/31/18	$6,513,854	$6,306,482	$6,500,914
3/31/19	$7,303,901	$7,503,881	$7,413,862
6/30/19	$7,380,487	$7,814,690	$7,717,466
9/30/19	$7,352,271	$7,566,166	$7,807,181
12/31/19	$8,488,246	$8,365,819	$8,517,429
3/31/20	$7,068,066	$6,423,376	$6,737,313
6/30/20	$9,941,263	$8,534,728	$8,221,379
9/30/20	$14,287,512	$9,334,694	$8,978,365
12/31/20	$18,910,536	$11,751,386	$10,296,534
3/31/21	$18,927,500	$12,043,710	$10,950,045
6/30/21	$19,389,767	$12,770,675	$11,852,306
9/30/21	$20,331,669	$12,319,625	$11,840,251
12/31/21	$22,531,911	$12,344,176	$12,938,737
3/31/22	$20,724,278	$10,825,326	$12,255,772
6/30/22	$16,596,033	$8,708,899	$10,208,916
9/30/22	$16,962,437	$8,698,293	$9,753,128
12/31/22	$16,197,092	$9,108,667	$10,453,603
3/31/23	$18,541,980	$9,704,718	$11,204,203
6/30/23	$19,909,830	$10,327,272	$12,143,878
9/30/23	$18,856,802	$9,621,212	$11,748,737
12/31/23	$20,691,460	$10,832,955	$13,167,027
3/31/24	$21,038,850	$11,754,641	$14,486,278
6/30/24	$21,000,854	$11,259,164	$14,952,155
9/30/24	$23,470,585	$12,046,041	$15,883,545
12/31/24	$26,868,501	$12,338,599	$16,301,804

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	29.85%	25.92%	18.31%
Russell 2500 Growth Index	13.90%	8.08%	9.45%
Russell 3000 Index	23.81%	13.86%	12.55%

Key Fund Statistics

Total Net Assets	$2,114,729,184
# of Issuers	30
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$15,172,318

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron Focused Growth Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Tesla, Inc.	11.7%
Space Exploration Technologies Corp.	11.4%
Spotify Technology S.A.	5.5%
Vail Resorts, Inc.	4.6%
Interactive Brokers Group, Inc.	4.5%
Guidewire Software, Inc.	4.2%
Hyatt Hotels Corporation	4.1%
On Holding AG	4.0%
Arch Capital Group Ltd.	3.9%
CoStar Group, Inc.	3.5%
Total	57.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	39.6%
Financials	15.6%
Industrials	13.5%
Information Technology	10.9%
Communication Services	7.8%
Real Estate	5.2%
Health Care	5.1%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Annual Shareholder Report December 31, 2024

R6: BFGUX

Annual Shareholder Report December 31, 2024

Baron International Growth Fund

Retail: BIGFX

This annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$123	1.21%

How did the Fund perform last year and what affected its performance?

International equities underperformed their U.S. peers in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured international markets as the dollar rallied in anticipation of dollar-positive policies under Trump. Sector exposures, led by an underweight in the outperforming Financials sector, accounted for all the Fund’s underperformance, outweighing the impact of positive stock selection. From a country perspective, investments in India and Korea added the most value, while U.K. investments detracted the most.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/14	$10,000	$10,000	$10,000
3/31/15	$10,284	$10,349	$10,475
6/30/15	$10,753	$10,404	$10,598
9/30/15	$9,679	$9,137	$9,476
12/31/15	$10,123	$9,434	$9,974
3/31/16	$9,961	$9,398	$9,941
6/30/16	$10,146	$9,338	$9,972
9/30/16	$10,920	$9,983	$10,590
12/31/16	$10,239	$9,858	$9,979
3/31/17	$11,280	$10,633	$10,888
6/30/17	$12,050	$11,248	$11,703
9/30/17	$13,070	$11,941	$12,454
12/31/17	$14,021	$12,538	$13,197
3/31/18	$14,297	$12,390	$13,115
6/30/18	$13,974	$12,066	$12,924
9/30/18	$13,616	$12,151	$12,855
12/31/18	$11,512	$10,758	$11,223
3/31/19	$13,433	$11,868	$12,594
6/30/19	$13,778	$12,222	$13,099
9/30/19	$13,631	$12,002	$12,980
12/31/19	$14,857	$13,073	$14,251
3/31/20	$11,661	$10,020	$11,504
6/30/20	$14,954	$11,635	$13,815
9/30/20	$16,365	$12,362	$15,271
12/31/20	$19,392	$14,465	$17,442
3/31/21	$19,834	$14,971	$17,509
6/30/21	$21,508	$15,791	$18,668
9/30/21	$21,278	$15,319	$18,097
12/31/21	$21,260	$15,597	$18,483
3/31/22	$18,137	$14,748	$16,502
6/30/22	$15,187	$12,724	$13,811
9/30/22	$13,430	$11,464	$12,544
12/31/22	$15,419	$13,101	$14,142
3/31/23	$15,983	$14,001	$15,298
6/30/23	$16,527	$14,342	$15,593
9/30/23	$15,368	$13,801	$14,530
12/31/23	$16,549	$15,147	$16,127
3/31/24	$16,764	$15,857	$16,990
6/30/24	$16,959	$16,009	$17,111
9/30/24	$18,319	$17,300	$18,331
12/31/24	$17,230	$15,985	$16,903

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	4.11%	3.01%	5.59%
MSCI ACWI ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA IMI Growth Index	4.81%	3.47%	5.39%

Key Fund Statistics

Total Net Assets	$321,242,037
# of Issuers	90
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,910,716

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron International Growth Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	3.6%
argenx SE	3.2%
Linde plc	2.9%
eDreams ODIGEO SA	2.9%
Constellation Software Inc.	2.7%
Arch Capital Group Ltd.	2.4%
InPost S.A.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	2.3%
Trent Limited	2.0%
Wix.com Ltd.	2.0%
Total	26.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	17.5%
Information Technology	17.0%
Consumer Discretionary	12.7%
Financials	12.0%
Health Care	11.3%
Materials	9.8%
Consumer Staples	6.9%
Communication Services	5.5%
Energy	3.3%
Real Estate	0.4%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	10.6%
India	9.8%
China	8.5%
Netherlands	7.7%
United Kingdom	7.7%
France	7.4%
Korea, Republic of	6.0%
Israel	5.1%
Canada	4.6%
Others	29.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Annual Shareholder Report December 31, 2024

Retail: BIGFX

Annual Shareholder Report December 31, 2024

Baron International Growth Fund

Institutional: BINIX

This annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	0.96%

How did the Fund perform last year and what affected its performance?

International equities underperformed their U.S. peers in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured international markets as the dollar rallied in anticipation of dollar-positive policies under Trump. Sector exposures, led by an underweight in the outperforming Financials sector, accounted for all the Fund’s underperformance, outweighing the impact of positive stock selection. From a country perspective, investments in India and Korea added the most value, while U.K. investments detracted the most.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
3/31/15	$1,028,745	$1,034,899	$1,047,534
6/30/15	$1,076,838	$1,040,349	$1,059,802
9/30/15	$969,593	$913,734	$947,566
12/31/15	$1,014,789	$943,379	$997,356
3/31/16	$999,151	$939,829	$994,136
6/30/16	$1,018,699	$933,775	$997,236
9/30/16	$1,096,888	$998,311	$1,059,017
12/31/16	$1,028,538	$985,785	$997,919
3/31/17	$1,134,491	$1,063,271	$1,088,828
6/30/17	$1,212,829	$1,124,757	$1,170,249
9/30/17	$1,316,051	$1,194,078	$1,245,389
12/31/17	$1,412,509	$1,253,836	$1,319,708
3/31/18	$1,441,121	$1,239,011	$1,311,455
6/30/18	$1,410,173	$1,206,613	$1,292,347
9/30/18	$1,374,536	$1,215,123	$1,285,534
12/31/18	$1,162,764	$1,075,818	$1,122,312
3/31/19	$1,357,463	$1,186,775	$1,259,369
6/30/19	$1,393,629	$1,222,161	$1,309,932
9/30/19	$1,379,293	$1,200,190	$1,297,966
12/31/19	$1,504,483	$1,307,279	$1,425,067
3/31/20	$1,180,971	$1,001,963	$1,150,408
6/30/20	$1,515,972	$1,163,473	$1,381,525
9/30/20	$1,660,255	$1,236,216	$1,527,097
12/31/20	$1,968,389	$1,446,530	$1,744,217
3/31/21	$2,014,404	$1,497,064	$1,750,899
6/30/21	$2,185,753	$1,579,048	$1,866,836
9/30/21	$2,163,308	$1,531,866	$1,809,689
12/31/21	$2,162,948	$1,559,707	$1,848,284
3/31/22	$1,846,295	$1,474,843	$1,650,171
6/30/22	$1,547,517	$1,272,392	$1,381,141
9/30/22	$1,369,399	$1,146,353	$1,254,445
12/31/22	$1,572,705	$1,310,105	$1,414,155
3/31/23	$1,631,625	$1,400,057	$1,529,816
6/30/23	$1,687,954	$1,434,179	$1,559,343
9/30/23	$1,570,115	$1,380,069	$1,452,989
12/31/23	$1,692,265	$1,514,690	$1,612,731
3/31/24	$1,715,063	$1,585,676	$1,699,032
6/30/24	$1,736,558	$1,600,882	$1,711,115
9/30/24	$1,876,682	$1,729,960	$1,833,144
12/31/24	$1,765,904	$1,598,514	$1,690,315

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	4.35%	3.26%	5.85%
MSCI ACWI ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA IMI Growth Index	4.81%	3.47%	5.39%

Key Fund Statistics

Total Net Assets	$321,242,037
# of Issuers	90
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,910,716

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron International Growth Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	3.6%
argenx SE	3.2%
Linde plc	2.9%
eDreams ODIGEO SA	2.9%
Constellation Software Inc.	2.7%
Arch Capital Group Ltd.	2.4%
InPost S.A.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	2.3%
Trent Limited	2.0%
Wix.com Ltd.	2.0%
Total	26.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	17.5%
Information Technology	17.0%
Consumer Discretionary	12.7%
Financials	12.0%
Health Care	11.3%
Materials	9.8%
Consumer Staples	6.9%
Communication Services	5.5%
Energy	3.3%
Real Estate	0.4%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	10.6%
India	9.8%
China	8.5%
Netherlands	7.7%
United Kingdom	7.7%
France	7.4%
Korea, Republic of	6.0%
Israel	5.1%
Canada	4.6%
Others	29.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Annual Shareholder Report December 31, 2024

Institutional: BINIX

Annual Shareholder Report December 31, 2024

Baron International Growth Fund

R6: BIGUX

This annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$97	0.95%

How did the Fund perform last year and what affected its performance?

International equities underperformed their U.S. peers in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured international markets as the dollar rallied in anticipation of dollar-positive policies under Trump. Sector exposures, led by an underweight in the outperforming Financials sector, accounted for all the Fund’s underperformance, outweighing the impact of positive stock selection. From a country perspective, investments in India and Korea added the most value, while U.K. investments detracted the most.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/14	$5,000,000	$5,000,000	$5,000,000
3/31/15	$5,143,726	$5,174,493	$5,237,668
6/30/15	$5,384,190	$5,201,743	$5,299,009
9/30/15	$4,847,967	$4,568,669	$4,737,830
12/31/15	$5,073,946	$4,716,893	$4,986,780
3/31/16	$4,995,756	$4,699,144	$4,970,677
6/30/16	$5,093,493	$4,668,876	$4,986,182
9/30/16	$5,484,441	$4,991,556	$5,295,084
12/31/16	$5,142,690	$4,928,923	$4,989,597
3/31/17	$5,672,457	$5,316,357	$5,444,140
6/30/17	$6,064,147	$5,623,783	$5,851,243
9/30/17	$6,580,256	$5,970,388	$6,226,945
12/31/17	$7,062,544	$6,269,180	$6,598,539
3/31/18	$7,205,605	$6,195,054	$6,557,273
6/30/18	$7,050,866	$6,033,066	$6,461,734
9/30/18	$6,872,670	$6,075,616	$6,427,670
12/31/18	$5,813,811	$5,379,090	$5,611,559
3/31/19	$6,787,300	$5,933,875	$6,296,844
6/30/19	$6,968,134	$6,110,807	$6,549,660
9/30/19	$6,896,451	$6,000,952	$6,489,829
12/31/19	$7,522,401	$6,536,396	$7,125,336
3/31/20	$5,907,866	$5,009,817	$5,752,039
6/30/20	$7,579,846	$5,817,367	$6,907,626
9/30/20	$8,295,211	$6,181,080	$7,635,484
12/31/20	$9,835,875	$7,232,651	$8,721,086
3/31/21	$10,065,954	$7,485,321	$8,754,493
6/30/21	$10,922,695	$7,895,242	$9,334,181
9/30/21	$10,810,468	$7,659,328	$9,048,443
12/31/21	$10,808,675	$7,798,537	$9,241,422
3/31/22	$9,228,552	$7,374,217	$8,250,855
6/30/22	$7,734,619	$6,361,960	$6,905,703
9/30/22	$6,844,005	$5,731,764	$6,272,223
12/31/22	$7,860,570	$6,550,525	$7,070,777
3/31/23	$8,151,942	$7,000,284	$7,649,078
6/30/23	$8,436,839	$7,170,897	$7,796,714
9/30/23	$7,847,620	$6,900,345	$7,264,947
12/31/23	$8,458,392	$7,573,451	$8,063,653
3/31/24	$8,572,386	$7,928,380	$8,495,160
6/30/24	$8,676,610	$8,004,412	$8,555,576
9/30/24	$9,377,256	$8,649,799	$9,165,722
12/31/24	$8,826,633	$7,992,569	$8,451,574

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	4.35%	3.25%	5.85%
MSCI ACWI ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA IMI Growth Index	4.81%	3.47%	5.39%

Key Fund Statistics

Total Net Assets	$321,242,037
# of Issuers	90
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,910,716

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron International Growth Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	3.6%
argenx SE	3.2%
Linde plc	2.9%
eDreams ODIGEO SA	2.9%
Constellation Software Inc.	2.7%
Arch Capital Group Ltd.	2.4%
InPost S.A.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	2.3%
Trent Limited	2.0%
Wix.com Ltd.	2.0%
Total	26.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	17.5%
Information Technology	17.0%
Consumer Discretionary	12.7%
Financials	12.0%
Health Care	11.3%
Materials	9.8%
Consumer Staples	6.9%
Communication Services	5.5%
Energy	3.3%
Real Estate	0.4%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	10.6%
India	9.8%
China	8.5%
Netherlands	7.7%
United Kingdom	7.7%
France	7.4%
Korea, Republic of	6.0%
Israel	5.1%
Canada	4.6%
Others	29.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Annual Shareholder Report December 31, 2024

R6: BIGUX

Annual Shareholder Report December 31, 2024

Baron Real Estate Fund

Retail: BREFX

This annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$139	1.31%

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. Fund performance was more or less in line with its benchmark, with the negative impact of category weightings just slightly overshadowing the positive impact of favorable stock selection.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index	S&P 500 Index
12/31/14	$10,000	$10,000	$10,000	$10,000
3/31/15	$10,451	$10,512	$10,449	$10,095
6/30/15	$10,062	$9,917	$9,331	$10,123
9/30/15	$9,059	$9,633	$9,495	$9,471
12/31/15	$9,535	$10,227	$10,128	$10,138
3/31/16	$9,098	$10,651	$10,723	$10,275
6/30/16	$9,145	$11,038	$11,421	$10,527
9/30/16	$9,342	$11,049	$11,219	$10,933
12/31/16	$9,344	$11,070	$10,851	$11,351
3/31/17	$10,058	$11,704	$10,925	$12,040
6/30/17	$10,804	$12,076	$11,072	$12,411
9/30/17	$11,171	$12,345	$11,142	$12,967
12/31/17	$12,244	$13,067	$11,257	$13,829
3/31/18	$11,577	$12,377	$10,313	$13,724
6/30/18	$11,710	$12,974	$11,318	$14,195
9/30/18	$11,377	$13,222	$11,406	$15,290
12/31/18	$9,523	$11,666	$10,601	$13,223
3/31/19	$11,334	$13,506	$12,289	$15,027
6/30/19	$11,806	$13,989	$12,411	$15,674
9/30/19	$12,372	$14,761	$13,327	$15,940
12/31/19	$13,723	$15,191	$13,181	$17,386
3/31/20	$10,987	$10,817	$9,591	$13,979
6/30/20	$14,263	$13,171	$10,683	$16,850
9/30/20	$16,917	$14,345	$10,826	$18,355
12/31/20	$19,741	$15,830	$12,034	$20,585
3/31/21	$21,917	$17,761	$13,056	$21,856
6/30/21	$22,920	$19,002	$14,590	$23,724
9/30/21	$22,525	$19,022	$14,699	$23,863
12/31/21	$24,485	$21,616	$17,053	$26,494
3/31/22	$21,845	$19,231	$16,324	$25,276
6/30/22	$17,324	$15,939	$13,522	$21,206
9/30/22	$16,476	$15,144	$12,132	$20,171
12/31/22	$17,479	$16,463	$12,727	$21,696
3/31/23	$18,703	$17,242	$13,031	$23,322
6/30/23	$20,071	$18,456	$13,335	$25,361
9/30/23	$18,421	$17,334	$12,359	$24,531
12/31/23	$21,797	$20,264	$14,288	$27,399
3/31/24	$23,592	$21,598	$14,199	$30,291
6/30/24	$21,408	$20,727	$14,168	$31,589
9/30/24	$25,224	$23,962	$16,406	$33,448
12/31/24	$24,453	$22,838	$15,357	$34,254

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	12.19%	12.25%	9.35%
MSCI USA IMI Extended Real Estate Index	12.70%	8.50%	8.61%
MSCI US REIT Index	7.49%	3.10%	4.38%
S&P 500 Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$2,155,716,433
# of Issuers	32
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$19,154,395

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	8.7%
Blackstone Inc.	5.0%
CBRE Group, Inc.	4.9%
GDS Holdings Limited	4.9%
Brookfield Corporation	4.9%
Jones Lang LaSalle Incorporated	4.9%
Welltower Inc.	4.4%
Digital Realty Trust, Inc.	4.2%
Vornado Realty Trust	3.9%
Expedia Group, Inc.	3.7%
Total	49.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	43.1%
Consumer Discretionary	23.6%
Financials	12.8%
Information Technology	4.9%
Materials	4.3%
Industrials	4.0%
Cash and Cash Equivalents	7.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Annual Shareholder Report December 31, 2024

Retail: BREFX

Annual Shareholder Report December 31, 2024

Baron Real Estate Fund

Institutional: BREIX

This annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$112	1.05%

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. Fund performance was more or less in line with its benchmark, with the negative impact of category weightings just slightly overshadowing the positive impact of favorable stock selection.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index	S&P 500 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/31/15	$1,045,524	$1,051,243	$1,044,849	$1,009,506
6/30/15	$1,007,269	$991,743	$933,115	$1,012,313
9/30/15	$907,451	$963,327	$949,487	$947,136
12/31/15	$955,787	$1,022,728	$1,012,843	$1,013,838
3/31/16	$912,501	$1,065,091	$1,072,309	$1,027,503
6/30/16	$917,961	$1,103,769	$1,142,086	$1,052,731
9/30/16	$938,239	$1,104,850	$1,121,938	$1,093,282
12/31/16	$939,052	$1,107,035	$1,085,112	$1,135,092
3/31/17	$1,011,649	$1,170,376	$1,092,536	$1,203,948
6/30/17	$1,086,993	$1,207,584	$1,107,226	$1,241,129
9/30/17	$1,125,057	$1,234,496	$1,114,182	$1,296,736
12/31/17	$1,234,077	$1,306,729	$1,125,731	$1,382,900
3/31/18	$1,167,459	$1,237,740	$1,031,325	$1,372,403
6/30/18	$1,181,441	$1,297,374	$1,131,783	$1,419,529
9/30/18	$1,148,856	$1,322,155	$1,140,595	$1,528,986
12/31/18	$962,116	$1,166,580	$1,060,134	$1,322,271
3/31/19	$1,145,876	$1,350,637	$1,228,936	$1,502,733
6/30/19	$1,194,210	$1,398,868	$1,241,130	$1,567,408
9/30/19	$1,252,345	$1,476,045	$1,332,700	$1,594,027
12/31/19	$1,389,721	$1,519,056	$1,318,081	$1,738,605
3/31/20	$1,113,652	$1,081,707	$959,080	$1,397,874
6/30/20	$1,447,019	$1,317,089	$1,068,305	$1,685,043
9/30/20	$1,716,887	$1,434,495	$1,082,613	$1,835,507
12/31/20	$2,005,090	$1,583,003	$1,203,394	$2,058,488
3/31/21	$2,227,197	$1,776,075	$1,305,634	$2,185,599
6/30/21	$2,330,736	$1,900,194	$1,458,979	$2,372,442
9/30/21	$2,292,011	$1,902,165	$1,469,890	$2,386,251
12/31/21	$2,493,477	$2,161,582	$1,705,340	$2,649,385
3/31/22	$2,225,199	$1,923,079	$1,632,349	$2,527,553
6/30/22	$1,766,414	$1,593,927	$1,352,189	$2,120,588
9/30/22	$1,680,584	$1,514,355	$1,213,245	$2,017,049
12/31/22	$1,784,308	$1,646,266	$1,272,693	$2,169,559
3/31/23	$1,910,384	$1,724,146	$1,303,106	$2,332,212
6/30/23	$2,051,986	$1,845,563	$1,333,534	$2,536,097
9/30/23	$1,884,001	$1,733,369	$1,235,934	$2,453,080
12/31/23	$2,231,094	$2,026,350	$1,428,796	$2,739,884
3/31/24	$2,415,823	$2,159,789	$1,419,920	$3,029,104
6/30/24	$2,193,649	$2,072,735	$1,416,844	$3,158,865
9/30/24	$2,586,111	$2,396,214	$1,640,591	$3,344,814
12/31/24	$2,509,135	$2,283,796	$1,535,761	$3,425,395

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	12.46%	12.54%	9.64%
MSCI USA IMI Extended Real Estate Index	12.70%	8.50%	8.61%
MSCI US REIT Index	7.49%	3.10%	4.38%
S&P 500 Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$2,155,716,433
# of Issuers	32
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$19,154,395

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	8.7%
Blackstone Inc.	5.0%
CBRE Group, Inc.	4.9%
GDS Holdings Limited	4.9%
Brookfield Corporation	4.9%
Jones Lang LaSalle Incorporated	4.9%
Welltower Inc.	4.4%
Digital Realty Trust, Inc.	4.2%
Vornado Realty Trust	3.9%
Expedia Group, Inc.	3.7%
Total	49.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	43.1%
Consumer Discretionary	23.6%
Financials	12.8%
Information Technology	4.9%
Materials	4.3%
Industrials	4.0%
Cash and Cash Equivalents	7.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Annual Shareholder Report December 31, 2024

Institutional: BREIX

Annual Shareholder Report December 31, 2024

Baron Real Estate Fund

R6: BREUX

This annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$112	1.05%

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. Fund performance was more or less in line with its benchmark, with the negative impact of category weightings just slightly overshadowing the positive impact of favorable stock selection.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index	S&P 500 Index
12/31/14	$5,000,000	$5,000,000	$5,000,000	$5,000,000
3/31/15	$5,227,620	$5,256,216	$5,224,247	$5,047,528
6/30/15	$5,036,343	$4,958,715	$4,665,574	$5,061,565
9/30/15	$4,537,254	$4,816,634	$4,747,436	$4,735,678
12/31/15	$4,778,933	$5,113,638	$5,064,213	$5,069,192
3/31/16	$4,562,507	$5,325,452	$5,361,547	$5,137,516
6/30/16	$4,589,804	$5,518,843	$5,710,430	$5,263,655
9/30/16	$4,693,143	$5,524,250	$5,609,690	$5,466,409
12/31/16	$4,695,735	$5,535,176	$5,425,560	$5,675,458
3/31/17	$5,058,757	$5,851,881	$5,462,681	$6,019,740
6/30/17	$5,435,514	$6,037,922	$5,536,130	$6,205,643
9/30/17	$5,625,855	$6,172,479	$5,570,909	$6,483,682
12/31/17	$6,171,012	$6,533,646	$5,628,653	$6,914,502
3/31/18	$5,837,888	$6,188,698	$5,156,625	$6,862,014
6/30/18	$5,909,859	$6,486,870	$5,658,913	$7,097,646
9/30/18	$5,745,271	$6,610,775	$5,702,975	$7,644,929
12/31/18	$4,811,413	$5,832,898	$5,300,672	$6,611,353
3/31/19	$5,730,370	$6,753,187	$6,144,681	$7,513,663
6/30/19	$5,972,081	$6,994,341	$6,205,651	$7,837,040
9/30/19	$6,263,242	$7,380,226	$6,663,500	$7,970,136
12/31/19	$6,952,896	$7,595,280	$6,590,404	$8,693,027
3/31/20	$5,569,611	$5,408,536	$4,795,401	$6,989,368
6/30/20	$7,236,847	$6,585,444	$5,341,523	$8,425,213
9/30/20	$8,586,736	$7,172,476	$5,413,065	$9,177,537
12/31/20	$10,028,133	$7,915,015	$6,016,968	$10,292,438
3/31/21	$11,138,967	$8,880,375	$6,528,172	$10,927,993
6/30/21	$11,656,799	$9,500,971	$7,294,896	$11,862,209
9/30/21	$11,463,126	$9,510,823	$7,349,449	$11,931,253
12/31/21	$12,470,892	$10,807,911	$8,526,699	$13,246,925
3/31/22	$11,129,126	$9,615,393	$8,161,744	$12,637,764
6/30/22	$8,834,554	$7,969,636	$6,760,945	$10,602,942
9/30/22	$8,405,286	$7,571,775	$6,066,222	$10,085,243
12/31/22	$8,924,052	$8,231,328	$6,363,464	$10,847,792
3/31/23	$9,554,606	$8,620,728	$6,515,528	$11,661,062
6/30/23	$10,262,815	$9,227,814	$6,667,670	$12,680,486
9/30/23	$9,422,818	$8,666,842	$6,179,668	$12,265,402
12/31/23	$11,158,599	$10,131,749	$7,143,978	$13,699,420
3/31/24	$12,082,500	$10,798,946	$7,099,601	$15,145,520
6/30/24	$10,971,322	$10,363,674	$7,084,222	$15,794,323
9/30/24	$12,934,183	$11,981,069	$8,202,955	$16,724,067
12/31/24	$12,549,039	$11,418,978	$7,678,807	$17,126,976

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	12.46%	12.54%	9.64%
MSCI USA IMI Extended Real Estate Index	12.70%	8.50%	8.61%
MSCI US REIT Index	7.49%	3.10%	4.38%
S&P 500 Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$2,155,716,433
# of Issuers	32
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$19,154,395

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Baron Real Estate Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	8.7%
Blackstone Inc.	5.0%
CBRE Group, Inc.	4.9%
GDS Holdings Limited	4.9%
Brookfield Corporation	4.9%
Jones Lang LaSalle Incorporated	4.9%
Welltower Inc.	4.4%
Digital Realty Trust, Inc.	4.2%
Vornado Realty Trust	3.9%
Expedia Group, Inc.	3.7%
Total	49.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	43.1%
Consumer Discretionary	23.6%
Financials	12.8%
Information Technology	4.9%
Materials	4.3%
Industrials	4.0%
Cash and Cash Equivalents	7.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Annual Shareholder Report December 31, 2024

R6: BREUX

Annual Shareholder Report December 31, 2024

Baron Emerging Markets Fund

Retail: BEXFX

This annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$142	1.37%

How did the Fund perform last year and what affected its performance?

Emerging markets (EM) equities lagged their U.S. counterparts in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured EM markets as the dollar rallied in anticipation of dollar-positive policies under Trump. The Fund’s slight outperformance was due entirely to stock selection, with Industrials holdings adding the most and Financials investments detracting the most. The negative impact of sector weightings somewhat offset by positive stock selection. From a country perspective, Korea and India holdings added the most value, while holdings in China detracted the most.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/14	$10,000	$10,000	$10,000
3/31/15	$9,958	$10,224	$10,410
6/30/15	$10,034	$10,295	$10,447
9/30/15	$8,598	$8,453	$8,706
12/31/15	$8,884	$8,508	$8,949
3/31/16	$8,952	$8,994	$9,214
6/30/16	$9,372	$9,054	$9,345
9/30/16	$10,053	$9,871	$10,219
12/31/16	$9,218	$9,460	$9,471
3/31/17	$10,413	$10,543	$10,660
6/30/17	$11,078	$11,204	$11,571
9/30/17	$12,193	$12,088	$12,669
12/31/17	$12,936	$12,987	$13,704
3/31/18	$13,037	$13,171	$13,869
6/30/18	$11,805	$12,123	$12,874
9/30/18	$11,214	$11,990	$12,183
12/31/18	$10,520	$11,094	$11,178
3/31/19	$11,762	$12,195	$12,463
6/30/19	$11,796	$12,269	$12,473
9/30/19	$11,392	$11,748	$12,199
12/31/19	$12,464	$13,139	$13,816
3/31/20	$9,340	$10,038	$11,005
6/30/20	$11,821	$11,853	$13,510
9/30/20	$13,345	$12,986	$15,416
12/31/20	$16,063	$15,544	$18,064
3/31/21	$16,029	$15,899	$18,298
6/30/21	$16,800	$16,702	$19,245
9/30/21	$15,708	$15,350	$17,327
12/31/21	$15,058	$15,149	$17,071
3/31/22	$12,926	$14,092	$15,388
6/30/22	$11,584	$12,479	$13,413
9/30/22	$10,268	$11,035	$11,891
12/31/22	$11,145	$12,105	$12,994
3/31/23	$11,429	$12,584	$13,548
6/30/23	$11,859	$12,697	$13,579
9/30/23	$11,266	$12,326	$13,038
12/31/23	$12,032	$13,295	$14,045
3/31/24	$12,317	$13,610	$14,463
6/30/24	$12,826	$14,290	$15,186
9/30/24	$13,981	$15,537	$16,499
12/31/24	$12,950	$14,293	$15,371

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	7.63%	0.77%	2.62%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
MSCI Emerging Markets IMI Growth Index	9.44%	2.16%	4.39%

Key Fund Statistics

Total Net Assets	$3,617,920,874
# of Issuers	95
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$40,370,637

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Emerging Markets Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	10.5%
Tencent Holdings Limited	4.8%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	3.0%
Swiggy Limited	2.6%
Alibaba Group Holding Limited	2.5%
Bharti Airtel Limited	2.5%
Trent Limited	2.3%
Full Truck Alliance Co. Ltd.	2.2%
InPost S.A.	2.1%
Contemporary Amperex Technology Co., Limited	2.1%
Total	34.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.5%
Consumer Discretionary	19.7%
Industrials	19.2%
Financials	13.7%
Communication Services	10.5%
Consumer Staples	4.7%
Materials	4.1%
Health Care	2.7%
Energy	1.3%
Real Estate	1.3%
Utilities	1.2%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	28.7%
China	26.6%
Taiwan	14.5%
Korea, Republic of	12.7%
Brazil	5.0%
Poland	2.9%
Philippines	1.6%
Peru	1.5%
South Africa	1.3%
Others	4.9%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Annual Shareholder Report December 31, 2024

Retail: BEXFX

Annual Shareholder Report December 31, 2024

Baron Emerging Markets Fund

Institutional: BEXIX

This annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$115	1.11%

How did the Fund perform last year and what affected its performance?

Emerging markets (EM) equities lagged their U.S. counterparts in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured EM markets as the dollar rallied in anticipation of dollar-positive policies under Trump. The Fund’s slight outperformance was due entirely to stock selection, with Industrials holdings adding the most and Financials investments detracting the most. The negative impact of sector weightings somewhat offset by positive stock selection. From a country perspective, Korea and India holdings added the most value, while holdings in China detracted the most.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
3/31/15	$996,650	$1,022,394	$1,040,954
6/30/15	$1,004,188	$1,029,489	$1,044,711
9/30/15	$860,972	$845,250	$870,566
12/31/15	$890,347	$850,823	$894,852
3/31/16	$897,913	$899,435	$921,397
6/30/16	$940,791	$905,386	$934,464
9/30/16	$1,009,732	$987,111	$1,021,917
12/31/16	$926,639	$946,003	$947,069
3/31/17	$1,047,321	$1,054,273	$1,065,991
6/30/17	$1,114,836	$1,120,372	$1,157,083
9/30/17	$1,227,480	$1,208,811	$1,266,907
12/31/17	$1,303,108	$1,298,702	$1,370,428
3/31/18	$1,314,130	$1,317,103	$1,386,911
6/30/18	$1,191,195	$1,212,263	$1,287,374
9/30/18	$1,131,847	$1,198,997	$1,218,258
12/31/18	$1,062,225	$1,109,375	$1,117,763
3/31/19	$1,189,146	$1,219,509	$1,246,328
6/30/19	$1,192,554	$1,226,904	$1,247,259
9/30/19	$1,152,714	$1,174,820	$1,219,901
12/31/19	$1,262,589	$1,313,892	$1,381,576
3/31/20	$946,728	$1,003,827	$1,100,507
6/30/20	$1,199,246	$1,185,334	$1,351,011
9/30/20	$1,354,180	$1,298,632	$1,541,582
12/31/20	$1,631,522	$1,554,414	$1,806,370
3/31/21	$1,628,954	$1,589,942	$1,829,822
6/30/21	$1,707,705	$1,670,191	$1,924,484
9/30/21	$1,597,282	$1,535,037	$1,732,708
12/31/21	$1,532,460	$1,514,904	$1,707,057
3/31/22	$1,316,277	$1,409,240	$1,538,809
6/30/22	$1,180,291	$1,247,885	$1,341,305
9/30/22	$1,046,919	$1,103,474	$1,189,086
12/31/22	$1,136,705	$1,210,539	$1,299,414
3/31/23	$1,167,215	$1,258,427	$1,354,836
6/30/23	$1,211,672	$1,269,715	$1,357,944
9/30/23	$1,152,396	$1,232,573	$1,303,803
12/31/23	$1,230,902	$1,329,512	$1,404,479
3/31/24	$1,261,630	$1,361,000	$1,446,277
6/30/24	$1,314,308	$1,429,038	$1,518,574
9/30/24	$1,433,453	$1,553,685	$1,649,920
12/31/24	$1,328,143	$1,429,280	$1,537,055

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	7.90%	1.02%	2.88%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
MSCI Emerging Markets IMI Growth Index	9.44%	2.16%	4.39%

Key Fund Statistics

Total Net Assets	$3,617,920,874
# of Issuers	95
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$40,370,637

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Emerging Markets Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	10.5%
Tencent Holdings Limited	4.8%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	3.0%
Swiggy Limited	2.6%
Alibaba Group Holding Limited	2.5%
Bharti Airtel Limited	2.5%
Trent Limited	2.3%
Full Truck Alliance Co. Ltd.	2.2%
InPost S.A.	2.1%
Contemporary Amperex Technology Co., Limited	2.1%
Total	34.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.5%
Consumer Discretionary	19.7%
Industrials	19.2%
Financials	13.7%
Communication Services	10.5%
Consumer Staples	4.7%
Materials	4.1%
Health Care	2.7%
Energy	1.3%
Real Estate	1.3%
Utilities	1.2%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	28.7%
China	26.6%
Taiwan	14.5%
Korea, Republic of	12.7%
Brazil	5.0%
Poland	2.9%
Philippines	1.6%
Peru	1.5%
South Africa	1.3%
Others	4.9%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Annual Shareholder Report December 31, 2024

Institutional: BEXIX

Annual Shareholder Report December 31, 2024

Baron Emerging Markets Fund

R6: BEXUX

This annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$115	1.11%

How did the Fund perform last year and what affected its performance?

Emerging markets (EM) equities lagged their U.S. counterparts in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured EM markets as the dollar rallied in anticipation of dollar-positive policies under Trump. The Fund’s slight outperformance was due entirely to stock selection, with Industrials holdings adding the most and Financials investments detracting the most. The negative impact of sector weightings somewhat offset by positive stock selection. From a country perspective, Korea and India holdings added the most value, while holdings in China detracted the most.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/14	$5,000,000	$5,000,000	$5,000,000
3/31/15	$4,983,250	$5,111,971	$5,204,770
6/30/15	$5,020,938	$5,147,445	$5,223,556
9/30/15	$4,304,858	$4,226,248	$4,352,832
12/31/15	$4,451,733	$4,254,113	$4,474,260
3/31/16	$4,493,770	$4,497,176	$4,606,986
6/30/16	$4,708,160	$4,526,927	$4,672,320
9/30/16	$5,048,660	$4,935,554	$5,109,583
12/31/16	$4,637,524	$4,730,014	$4,735,343
3/31/17	$5,236,730	$5,271,364	$5,329,957
6/30/17	$5,574,312	$5,601,858	$5,785,413
9/30/17	$6,141,766	$6,044,053	$6,334,537
12/31/17	$6,519,889	$6,493,511	$6,852,141
3/31/18	$6,574,998	$6,585,515	$6,934,557
6/30/18	$5,960,314	$6,061,314	$6,436,872
9/30/18	$5,663,570	$5,994,984	$6,091,287
12/31/18	$5,315,410	$5,546,873	$5,588,814
3/31/19	$5,945,763	$6,097,543	$6,231,642
6/30/19	$5,967,059	$6,134,518	$6,236,293
9/30/19	$5,767,860	$5,874,099	$6,099,505
12/31/19	$6,312,957	$6,569,457	$6,907,879
3/31/20	$4,737,928	$5,019,136	$5,502,537
6/30/20	$5,996,239	$5,926,670	$6,755,056
9/30/20	$6,775,194	$6,493,158	$7,707,909
12/31/20	$8,161,904	$7,772,071	$9,031,852
3/31/21	$8,149,064	$7,949,712	$9,149,112
6/30/21	$8,542,822	$8,350,956	$9,622,421
9/30/21	$7,990,705	$7,675,186	$8,663,541
12/31/21	$7,666,469	$7,574,519	$8,535,286
3/31/22	$6,585,580	$7,046,202	$7,694,044
6/30/22	$5,905,666	$6,239,426	$6,706,525
9/30/22	$5,238,827	$5,517,372	$5,945,432
12/31/22	$5,687,745	$6,052,695	$6,497,068
3/31/23	$5,840,289	$6,292,133	$6,774,181
6/30/23	$6,062,569	$6,348,576	$6,789,720
9/30/23	$5,761,838	$6,162,864	$6,519,013
12/31/23	$6,158,351	$6,647,562	$7,022,396
3/31/24	$6,307,592	$6,804,997	$7,231,384
6/30/24	$6,570,957	$7,145,188	$7,592,871
9/30/24	$7,171,018	$7,768,424	$8,249,599
12/31/24	$6,644,407	$7,146,402	$7,685,273

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	7.89%	1.03%	2.88%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
MSCI Emerging Markets IMI Growth Index	9.44%	2.16%	4.39%

Key Fund Statistics

Total Net Assets	$3,617,920,874
# of Issuers	95
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$40,370,637

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Baron Emerging Markets Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	10.5%
Tencent Holdings Limited	4.8%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	3.0%
Swiggy Limited	2.6%
Alibaba Group Holding Limited	2.5%
Bharti Airtel Limited	2.5%
Trent Limited	2.3%
Full Truck Alliance Co. Ltd.	2.2%
InPost S.A.	2.1%
Contemporary Amperex Technology Co., Limited	2.1%
Total	34.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.5%
Consumer Discretionary	19.7%
Industrials	19.2%
Financials	13.7%
Communication Services	10.5%
Consumer Staples	4.7%
Materials	4.1%
Health Care	2.7%
Energy	1.3%
Real Estate	1.3%
Utilities	1.2%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	28.7%
China	26.6%
Taiwan	14.5%
Korea, Republic of	12.7%
Brazil	5.0%
Poland	2.9%
Philippines	1.6%
Peru	1.5%
South Africa	1.3%
Others	4.9%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Annual Shareholder Report December 31, 2024

R6: BEXUX

Annual Shareholder Report December 31, 2024

Baron Global Advantage Fund

Retail: BGAFX

This annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$131	1.16%

How did the Fund perform last year and what affected its performance?

The U.S.-based Magnificent Seven dominated global performance in 2024, driven by continued investor enthusiasm for AI-related opportunities. Elsewhere, returns were much more subdued, especially outside the U.S. Fund outperformance was driven by a combination of sector weightings, in particular its sizable overweight in the top-performing Information Technology sector, and stock selection, led by its investment in Space Exploration Technologies Corp. From a country perspective, U.S.-based investments contributed the most, overshadowing the negative impact of the Fund’s under allocation to this country. The U.K. detracted the most, due a steep decline in the Fund’s sole U.K. holding, Endava Plc.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/14	$10,000	$10,000	$10,000
3/31/15	$10,254	$10,231	$10,436
6/30/15	$10,577	$10,266	$10,483
9/30/15	$8,641	$9,296	$9,583
12/31/15	$9,828	$9,764	$10,155
3/31/16	$9,341	$9,787	$10,124
6/30/16	$9,433	$9,884	$10,199
9/30/16	$10,471	$10,408	$10,738
12/31/16	$9,715	$10,531	$10,487
3/31/17	$11,369	$11,259	$11,439
6/30/17	$12,266	$11,740	$12,094
9/30/17	$13,234	$12,349	$12,790
12/31/17	$14,534	$13,056	$13,633
3/31/18	$15,523	$12,931	$13,725
6/30/18	$16,385	$13,000	$14,036
9/30/18	$16,321	$13,556	$14,675
12/31/18	$13,969	$11,827	$12,525
3/31/19	$17,614	$13,267	$14,338
6/30/19	$18,809	$13,746	$15,041
9/30/19	$18,067	$13,743	$15,081
12/31/19	$20,264	$14,973	$16,623
3/31/20	$18,710	$11,774	$14,011
6/30/20	$27,372	$14,036	$17,534
9/30/20	$30,940	$15,178	$19,638
12/31/20	$36,275	$17,406	$22,208
3/31/21	$35,589	$18,202	$22,271
6/30/21	$39,800	$19,548	$24,494
9/30/21	$37,829	$19,342	$24,316
12/31/21	$36,515	$20,633	$26,006
3/31/22	$28,185	$19,527	$23,478
6/30/22	$19,056	$16,469	$18,746
9/30/22	$19,373	$15,346	$17,635
12/31/22	$17,639	$16,844	$18,566
3/31/23	$19,287	$18,075	$21,125
6/30/23	$20,511	$19,191	$23,068
9/30/23	$19,258	$18,538	$21,939
12/31/23	$22,094	$20,584	$24,734
3/31/24	$22,871	$22,271	$27,084
6/30/24	$23,627	$22,910	$28,765
9/30/24	$24,915	$24,425	$29,935
12/31/24	$27,858	$24,183	$30,726

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	26.09%	6.57%	10.79%
MSCI ACWI Index	17.49%	10.06%	9.23%
MSCI ACWI Growth Index	24.23%	13.07%	11.88%

Key Fund Statistics

Total Net Assets	$589,488,998
# of Issuers	38
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,802,097

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Global Advantage Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Space Exploration Technologies Corp.	10.3%
Shopify Inc.	9.5%
NVIDIA Corporation	8.2%
MercadoLibre, Inc.	6.8%
Cloudflare, Inc.	6.3%
Coupang, Inc.	4.7%
argenx SE	4.7%
Datadog, Inc.	3.9%
Zomato Limited	3.6%
Wix.com Ltd.	3.2%
Total	61.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.3%
Consumer Discretionary	20.1%
Industrials	14.3%
Financials	7.4%
Health Care	6.3%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	46.1%
Netherlands	9.7%
Canada	9.5%
Argentina	9.0%
India	6.4%
Israel	5.0%
Korea, Republic of	4.7%
United Kingdom	2.6%
Poland	2.1%
Others	4.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Advantage Fund

Annual Shareholder Report December 31, 2024

Retail: BGAFX

Annual Shareholder Report December 31, 2024

Baron Global Advantage Fund

Institutional: BGAIX

This annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$103	0.91%

How did the Fund perform last year and what affected its performance?

The U.S.-based Magnificent Seven dominated global performance in 2024, driven by continued investor enthusiasm for AI-related opportunities. Elsewhere, returns were much more subdued, especially outside the U.S. Fund outperformance was driven by a combination of sector weightings, in particular its sizable overweight in the top-performing Information Technology sector, and stock selection, led by its investment in Space Exploration Technologies Corp. From a country perspective, U.S.-based investments contributed the most, overshadowing the negative impact of the Fund’s under allocation to this country. The U.K. detracted the most, due a steep decline in the Fund’s sole U.K. holding, Endava Plc.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
3/31/15	$1,025,210	$1,023,066	$1,043,566
6/30/15	$1,058,824	$1,026,626	$1,048,313
9/30/15	$865,314	$929,611	$958,298
12/31/15	$984,910	$976,361	$1,015,498
3/31/16	$936,368	$978,686	$1,012,431
6/30/16	$946,217	$988,364	$1,019,945
9/30/16	$1,051,040	$1,040,765	$1,073,841
12/31/16	$975,764	$1,053,145	$1,048,686
3/31/17	$1,141,792	$1,125,898	$1,143,944
6/30/17	$1,231,841	$1,174,010	$1,209,349
9/30/17	$1,330,332	$1,234,848	$1,279,016
12/31/17	$1,461,888	$1,305,605	$1,363,302
3/31/18	$1,562,489	$1,293,051	$1,372,467
6/30/18	$1,649,724	$1,299,951	$1,403,548
9/30/18	$1,644,799	$1,355,548	$1,467,542
12/31/18	$1,408,421	$1,182,674	$1,252,455
3/31/19	$1,777,059	$1,326,684	$1,433,789
6/30/19	$1,898,766	$1,374,602	$1,504,052
9/30/19	$1,824,897	$1,374,246	$1,508,079
12/31/19	$2,048,613	$1,497,255	$1,662,300
3/31/20	$1,892,434	$1,177,364	$1,401,080
6/30/20	$2,770,411	$1,403,640	$1,753,378
9/30/20	$3,133,420	$1,517,760	$1,963,747
12/31/20	$3,676,528	$1,740,632	$2,220,797
3/31/21	$3,608,991	$1,820,203	$2,227,076
6/30/21	$4,038,834	$1,954,779	$2,449,363
9/30/21	$3,840,445	$1,934,167	$2,431,611
12/31/21	$3,709,593	$2,063,299	$2,600,606
3/31/22	$2,864,681	$1,952,690	$2,347,813
6/30/22	$1,938,162	$1,646,889	$1,874,622
9/30/22	$1,971,909	$1,534,576	$1,763,466
12/31/22	$1,796,422	$1,684,395	$1,856,618
3/31/23	$1,965,463	$1,807,454	$2,112,504
6/30/23	$2,091,528	$1,919,105	$2,306,769
9/30/23	$1,964,747	$1,853,806	$2,193,855
12/31/23	$2,255,555	$2,058,362	$2,473,376
3/31/24	$2,336,494	$2,227,073	$2,708,441
6/30/24	$2,415,285	$2,290,973	$2,876,462
9/30/24	$2,549,228	$2,442,495	$2,993,522
12/31/24	$2,851,497	$2,418,342	$3,072,564

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	26.42%	6.84%	11.05%
MSCI ACWI Index	17.49%	10.06%	9.23%
MSCI ACWI Growth Index	24.23%	13.07%	11.88%

Key Fund Statistics

Total Net Assets	$589,488,998
# of Issuers	38
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,802,097

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Global Advantage Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Space Exploration Technologies Corp.	10.3%
Shopify Inc.	9.5%
NVIDIA Corporation	8.2%
MercadoLibre, Inc.	6.8%
Cloudflare, Inc.	6.3%
Coupang, Inc.	4.7%
argenx SE	4.7%
Datadog, Inc.	3.9%
Zomato Limited	3.6%
Wix.com Ltd.	3.2%
Total	61.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.3%
Consumer Discretionary	20.1%
Industrials	14.3%
Financials	7.4%
Health Care	6.3%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	46.1%
Netherlands	9.7%
Canada	9.5%
Argentina	9.0%
India	6.4%
Israel	5.0%
Korea, Republic of	4.7%
United Kingdom	2.6%
Poland	2.1%
Others	4.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Advantage Fund

Annual Shareholder Report December 31, 2024

Institutional: BGAIX

Annual Shareholder Report December 31, 2024

Baron Global Advantage Fund

R6: BGLUX

This annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$103	0.91%

How did the Fund perform last year and what affected its performance?

The U.S.-based Magnificent Seven dominated global performance in 2024, driven by continued investor enthusiasm for AI-related opportunities. Elsewhere, returns were much more subdued, especially outside the U.S. Fund outperformance was driven by a combination of sector weightings, in particular its sizable overweight in the top-performing Information Technology sector, and stock selection, led by its investment in Space Exploration Technologies Corp. From a country perspective, U.S.-based investments contributed the most, overshadowing the negative impact of the Fund’s under allocation to this country. The U.K. detracted the most, due a steep decline in the Fund’s sole U.K. holding, Endava Plc.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/14	$5,000,000	$5,000,000	$5,000,000
3/31/15	$5,126,050	$5,115,328	$5,217,831
6/30/15	$5,294,118	$5,133,131	$5,241,564
9/30/15	$4,326,568	$4,648,053	$4,791,492
12/31/15	$4,924,549	$4,881,803	$5,077,488
3/31/16	$4,681,839	$4,893,431	$5,062,154
6/30/16	$4,731,085	$4,941,819	$5,099,723
9/30/16	$5,258,715	$5,203,826	$5,369,203
12/31/16	$4,878,821	$5,265,722	$5,243,427
3/31/17	$5,712,477	$5,629,489	$5,719,718
6/30/17	$6,162,722	$5,870,048	$6,046,746
9/30/17	$6,655,177	$6,174,239	$6,395,078
12/31/17	$7,312,956	$6,528,027	$6,816,511
3/31/18	$7,819,481	$6,465,255	$6,862,334
6/30/18	$8,252,138	$6,499,754	$7,017,742
9/30/18	$8,227,515	$6,777,740	$7,337,708
12/31/18	$7,045,623	$5,913,372	$6,262,276
3/31/19	$8,892,329	$6,633,418	$7,168,947
6/30/19	$9,500,863	$6,873,010	$7,520,259
9/30/19	$9,128,004	$6,871,229	$7,540,397
12/31/19	$10,246,580	$7,486,276	$8,311,497
3/31/20	$9,465,687	$5,886,819	$7,005,397
6/30/20	$13,859,089	$7,018,201	$8,766,888
9/30/20	$15,677,655	$7,588,801	$9,818,736
12/31/20	$18,389,674	$8,703,161	$11,103,985
3/31/21	$18,055,509	$9,101,016	$11,135,380
6/30/21	$20,204,723	$9,773,897	$12,246,814
9/30/21	$19,212,778	$9,670,835	$12,158,055
12/31/21	$18,558,516	$10,316,496	$13,003,027
3/31/22	$14,333,956	$9,763,451	$11,739,064
6/30/22	$9,697,845	$8,234,445	$9,373,107
9/30/22	$9,866,582	$7,672,879	$8,817,329
12/31/22	$8,989,154	$8,421,975	$9,283,088
3/31/23	$9,834,350	$9,037,269	$10,562,520
6/30/23	$10,464,665	$9,595,525	$11,533,847
9/30/23	$9,830,768	$9,269,031	$10,969,273
12/31/23	$11,284,791	$10,291,810	$12,366,878
3/31/24	$11,685,901	$11,135,365	$13,542,206
6/30/24	$12,083,429	$11,454,865	$14,382,308
9/30/24	$12,749,557	$12,212,476	$14,967,609
12/31/24	$14,264,463	$12,091,712	$15,362,818

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	26.40%	6.84%	11.05%
MSCI ACWI Index	17.49%	10.06%	9.23%
MSCI ACWI Growth Index	24.23%	13.07%	11.88%

Key Fund Statistics

Total Net Assets	$589,488,998
# of Issuers	38
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,802,097

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron Global Advantage Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Space Exploration Technologies Corp.	10.3%
Shopify Inc.	9.5%
NVIDIA Corporation	8.2%
MercadoLibre, Inc.	6.8%
Cloudflare, Inc.	6.3%
Coupang, Inc.	4.7%
argenx SE	4.7%
Datadog, Inc.	3.9%
Zomato Limited	3.6%
Wix.com Ltd.	3.2%
Total	61.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.3%
Consumer Discretionary	20.1%
Industrials	14.3%
Financials	7.4%
Health Care	6.3%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	46.1%
Netherlands	9.7%
Canada	9.5%
Argentina	9.0%
India	6.4%
Israel	5.0%
Korea, Republic of	4.7%
United Kingdom	2.6%
Poland	2.1%
Others	4.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Advantage Fund

Annual Shareholder Report December 31, 2024

R6: BGLUX

Annual Shareholder Report December 31, 2024

Baron Real Estate Income Fund

Retail: BRIFX

This annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$114	1.05%

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. During a challenging period for REITs, the Fund’s outperformance was driven largely by its exposure to non-REIT real estate companies, with half the gains in this category attributable to Chinese data center company GDS Holdings Limited.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI US REIT Index	S&P 500 Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$10,000
3/31/18	$9,390	$9,161	$9,924
6/30/18	$9,975	$10,054	$10,265
9/30/18	$10,006	$10,132	$11,056
12/31/18	$8,867	$9,417	$9,562
3/31/19	$10,451	$10,917	$10,867
6/30/19	$10,694	$11,025	$11,334
9/30/19	$11,408	$11,839	$11,527
12/31/19	$12,118	$11,709	$12,572
3/31/20	$10,195	$8,520	$10,108
6/30/20	$11,937	$9,490	$12,185
9/30/20	$12,941	$9,617	$13,273
12/31/20	$14,787	$10,690	$14,885
3/31/21	$15,892	$11,598	$15,805
6/30/21	$17,217	$12,960	$17,156
9/30/21	$16,927	$13,057	$17,255
12/31/21	$19,087	$15,149	$19,158
3/31/22	$18,530	$14,500	$18,277
6/30/22	$15,115	$12,012	$15,334
9/30/22	$13,541	$10,777	$14,586
12/31/22	$13,818	$11,306	$15,689
3/31/23	$14,456	$11,576	$16,865
6/30/23	$14,925	$11,846	$18,339
9/30/23	$13,962	$10,979	$17,739
12/31/23	$15,917	$12,692	$19,813
3/31/24	$16,223	$12,613	$21,904
6/30/24	$15,909	$12,586	$22,842
9/30/24	$18,480	$14,574	$24,187
12/31/24	$18,648	$13,642	$24,770

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	17.16%	9.00%	9.30%
MSCI US REIT Index	7.49%	3.10%	4.54%
S&P 500 Index	25.02%	14.53%	13.83%

Key Fund Statistics

Total Net Assets	$183,536,125
# of Issuers	25
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$1,004,363

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Income Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	10.2%
Welltower Inc.	8.3%
Equity Residential	6.4%
Digital Realty Trust, Inc.	5.9%
Vornado Realty Trust	5.8%
GDS Holdings Limited	5.7%
The Macerich Company	5.4%
Brookfield Corporation	4.5%
Ventas, Inc.	4.4%
Independence Realty Trust, Inc.	4.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	75.9%
Financials	10.8%
Information Technology	5.7%
Consumer Discretionary	1.4%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Annual Shareholder Report December 31, 2024

Retail: BRIFX

Annual Shareholder Report December 31, 2024

Baron Real Estate Income Fund

Institutional: BRIIX

This annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.80%

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. During a challenging period for REITs, the Fund’s outperformance was driven largely by its exposure to non-REIT real estate companies, with half the gains in this category attributable to Chinese data center company GDS Holdings Limited.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI US REIT Index	S&P 500 Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$940,000	$916,138	$992,409
6/30/18	$998,508	$1,005,376	$1,026,487
9/30/18	$1,002,593	$1,013,204	$1,105,637
12/31/18	$889,736	$941,730	$956,158
3/31/19	$1,049,110	$1,091,679	$1,086,653
6/30/19	$1,073,502	$1,102,511	$1,133,421
9/30/19	$1,142,797	$1,183,854	$1,152,670
12/31/19	$1,214,860	$1,170,867	$1,257,217
3/31/20	$1,023,575	$851,962	$1,010,827
6/30/20	$1,197,739	$948,988	$1,218,484
9/30/20	$1,299,230	$961,698	$1,327,288
12/31/20	$1,485,821	$1,068,989	$1,488,529
3/31/21	$1,598,482	$1,159,811	$1,580,446
6/30/21	$1,733,020	$1,296,029	$1,715,555
9/30/21	$1,705,139	$1,305,721	$1,725,540
12/31/21	$1,925,315	$1,514,874	$1,915,818
3/31/22	$1,869,667	$1,450,035	$1,827,719
6/30/22	$1,525,035	$1,201,166	$1,533,435
9/30/22	$1,367,663	$1,077,740	$1,458,564
12/31/22	$1,396,373	$1,130,548	$1,568,847
3/31/23	$1,462,378	$1,157,564	$1,686,464
6/30/23	$1,510,709	$1,184,594	$1,833,897
9/30/23	$1,413,162	$1,097,895	$1,773,866
12/31/23	$1,612,935	$1,269,216	$1,981,259
3/31/24	$1,644,526	$1,261,332	$2,190,399
6/30/24	$1,613,032	$1,258,600	$2,284,231
9/30/24	$1,875,084	$1,457,357	$2,418,695
12/31/24	$1,892,961	$1,364,235	$2,476,965

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	17.36%	9.28%	9.53%
MSCI US REIT Index	7.49%	3.10%	4.54%
S&P 500 Index	25.02%	14.53%	13.83%

Key Fund Statistics

Total Net Assets	$183,536,125
# of Issuers	25
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$1,004,363

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Income Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	10.2%
Welltower Inc.	8.3%
Equity Residential	6.4%
Digital Realty Trust, Inc.	5.9%
Vornado Realty Trust	5.8%
GDS Holdings Limited	5.7%
The Macerich Company	5.4%
Brookfield Corporation	4.5%
Ventas, Inc.	4.4%
Independence Realty Trust, Inc.	4.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	75.9%
Financials	10.8%
Information Technology	5.7%
Consumer Discretionary	1.4%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Annual Shareholder Report December 31, 2024

Institutional: BRIIX

Annual Shareholder Report December 31, 2024

Baron Real Estate Income Fund

R6: BRIUX

This annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.80%

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. During a challenging period for REITs, the Fund’s outperformance was driven largely by its exposure to non-REIT real estate companies, with half the gains in this category attributable to Chinese data center company GDS Holdings Limited.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI US REIT Index	S&P 500 Index
12/29/17	$5,000,000	$5,000,000	$5,000,000
12/31/17	$5,000,000	$5,000,000	$5,000,000
3/31/18	$4,705,000	$4,580,692	$4,962,045
6/30/18	$4,997,538	$5,026,880	$5,132,435
9/30/18	$5,012,835	$5,066,021	$5,528,185
12/31/18	$4,448,569	$4,708,650	$4,780,788
3/31/19	$5,245,419	$5,458,394	$5,433,264
6/30/19	$5,372,526	$5,512,555	$5,667,103
9/30/19	$5,708,651	$5,919,267	$5,763,348
12/31/19	$6,068,938	$5,854,335	$6,286,083
3/31/20	$5,112,523	$4,259,812	$5,054,137
6/30/20	$5,983,322	$4,744,939	$6,092,422
9/30/20	$6,490,762	$4,808,490	$6,636,441
12/31/20	$7,423,695	$5,344,945	$7,442,646
3/31/21	$7,986,989	$5,799,054	$7,902,227
6/30/21	$8,659,665	$6,480,144	$8,577,775
9/30/21	$8,514,971	$6,528,604	$8,627,702
12/31/21	$9,621,126	$7,574,369	$9,579,089
3/31/22	$9,337,551	$7,250,175	$9,138,593
6/30/22	$7,619,763	$6,005,828	$7,667,177
9/30/22	$6,827,557	$5,388,698	$7,292,820
12/31/22	$6,976,529	$5,652,741	$7,844,233
3/31/23	$7,306,561	$5,787,822	$8,432,322
6/30/23	$7,548,221	$5,922,972	$9,169,486
9/30/23	$7,060,478	$5,489,473	$8,869,331
12/31/23	$8,053,838	$6,346,081	$9,906,295
3/31/24	$8,217,349	$6,306,661	$10,951,997
6/30/24	$8,059,895	$6,293,000	$11,421,157
9/30/24	$9,370,224	$7,286,784	$12,093,472
12/31/24	$9,459,632	$6,821,177	$12,384,823

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	17.45%	9.28%	9.52%
MSCI US REIT Index	7.49%	3.10%	4.54%
S&P 500 Index	25.02%	14.53%	13.83%

Key Fund Statistics

Total Net Assets	$183,536,125
# of Issuers	25
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$1,004,363

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Income Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	10.2%
Welltower Inc.	8.3%
Equity Residential	6.4%
Digital Realty Trust, Inc.	5.9%
Vornado Realty Trust	5.8%
GDS Holdings Limited	5.7%
The Macerich Company	5.4%
Brookfield Corporation	4.5%
Ventas, Inc.	4.4%
Independence Realty Trust, Inc.	4.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	75.9%
Financials	10.8%
Information Technology	5.7%
Consumer Discretionary	1.4%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Annual Shareholder Report December 31, 2024

R6: BRIUX

Annual Shareholder Report December 31, 2024

Baron Health Care Fund

R6: BHCUX

This annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$86	0.85%

How did the Fund perform last year and what affected its performance?

The Health Care sector lagged the broader market during 2024 as investors favored high-growth technology stocks over more defensive sectors. In November, the Republican elections sweep and nomination of Robert F. Kennedy Jr. to head the Health and Human Services Department also pressured Health Care stocks. The Fund’s underperformance was a result of sub-industry weightings, led by an underweight in the strong performing pharmaceuticals sub-industry and an overweight in the lagging life sciences tools & services sub-industry. Stock selection was a modest contributor to performance overall, with health care equipment stocks adding the most value and biotechnology stocks detracting the most.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 3000 Health Care Index	Russell 3000 Index
4/30/18	$5,000,000	$5,000,000	$5,000,000
6/30/18	$5,240,000	$5,169,090	$5,174,774
9/30/18	$5,800,000	$5,872,427	$5,543,420
12/31/18	$4,760,000	$5,242,463	$4,750,593
3/31/19	$5,475,000	$5,697,230	$5,417,737
6/30/19	$5,825,000	$5,778,827	$5,639,598
9/30/19	$5,475,000	$5,570,145	$5,705,158
12/31/19	$6,455,000	$6,401,566	$6,224,177
3/31/20	$5,855,000	$5,576,789	$4,923,344
6/30/20	$7,300,000	$6,517,948	$6,007,836
9/30/20	$8,150,000	$6,940,232	$6,561,009
12/31/20	$9,537,612	$7,639,671	$7,524,271
3/31/21	$9,598,264	$7,803,040	$8,001,830
6/30/21	$10,690,010	$8,439,835	$8,661,164
9/30/21	$10,816,260	$8,454,076	$8,652,355
12/31/21	$11,043,325	$9,060,622	$9,455,082
3/31/22	$9,941,043	$8,647,772	$8,956,000
6/30/22	$8,951,553	$8,005,623	$7,460,244
9/30/22	$8,408,103	$7,627,694	$7,127,174
12/31/22	$9,177,137	$8,508,004	$7,639,051
3/31/23	$8,833,635	$8,229,624	$8,187,558
6/30/23	$9,653,938	$8,512,807	$8,874,232
9/30/23	$9,069,472	$8,182,549	$8,585,480
12/31/23	$9,766,729	$8,751,936	$9,621,907
3/31/24	$10,633,174	$9,497,661	$10,585,959
6/30/24	$10,361,449	$9,400,986	$10,926,402
9/30/24	$10,963,688	$10,034,628	$11,607,023
12/31/24	$9,913,151	$9,056,066	$11,912,669

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
R6	1.50%	8.96%	10.80%
Russell 3000 Health Care Index	3.48%	7.18%	9.32%
Russell 3000 Index	23.81%	13.86%	13.91%

Key Fund Statistics

Total Net Assets	$193,403,516
# of Issuers	37
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$1,642,141

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Health Care Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
UnitedHealth Group Incorporated	8.5%
Intuitive Surgical, Inc.	8.2%
Eli Lilly and Company	8.0%
argenx SE	7.5%
Boston Scientific Corporation	7.3%
Thermo Fisher Scientific Inc.	5.4%
Arcellx, Inc.	4.9%
Stryker Corporation	4.1%
Vertex Pharmaceuticals Incorporated	3.7%
Danaher Corporation	3.6%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	91.1%
Cash and Cash Equivalents	9.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Annual Shareholder Report December 31, 2024

R6: BHCUX

Annual Shareholder Report December 31, 2024

Baron Health Care Fund

Retail: BHCFX

This annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$111	1.10%

How did the Fund perform last year and what affected its performance?

The Health Care sector lagged the broader market during 2024 as investors favored high-growth technology stocks over more defensive sectors. In November, the Republican elections sweep and nomination of Robert F. Kennedy Jr. to head the Health and Human Services Department also pressured Health Care stocks. The Fund’s underperformance was a result of sub-industry weightings, led by an underweight in the strong performing pharmaceuticals sub-industry and an overweight in the lagging life sciences tools & services sub-industry. Stock selection was a modest contributor to performance overall, with health care equipment stocks adding the most value and biotechnology stocks detracting the most.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 3000 Health Care Index	Russell 3000 Index
4/30/18	$10,000	$10,000	$10,000
6/30/18	$10,480	$10,338	$10,350
9/30/18	$11,590	$11,745	$11,087
12/31/18	$9,510	$10,485	$9,501
3/31/19	$10,930	$11,395	$10,836
6/30/19	$11,620	$11,558	$11,279
9/30/19	$10,910	$11,140	$11,410
12/31/19	$12,860	$12,803	$12,448
3/31/20	$11,650	$11,154	$9,847
6/30/20	$14,520	$13,036	$12,016
9/30/20	$16,200	$13,881	$13,122
12/31/20	$18,955	$15,279	$15,049
3/31/21	$19,056	$15,606	$16,004
6/30/21	$21,220	$16,880	$17,322
9/30/21	$21,452	$16,908	$17,305
12/31/21	$21,886	$18,121	$18,910
3/31/22	$19,691	$17,296	$17,912
6/30/22	$17,722	$16,011	$14,921
9/30/22	$16,635	$15,255	$14,254
12/31/22	$18,142	$17,016	$15,278
3/31/23	$17,455	$16,459	$16,375
6/30/23	$19,065	$17,026	$17,749
9/30/23	$17,896	$16,365	$17,171
12/31/23	$19,260	$17,504	$19,244
3/31/24	$20,963	$18,995	$21,172
6/30/24	$20,419	$18,802	$21,853
9/30/24	$21,588	$20,069	$23,214
12/31/24	$19,512	$18,112	$23,825

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Retail	1.31%	8.70%	10.53%
Russell 3000 Health Care Index	3.48%	7.18%	9.32%
Russell 3000 Index	23.81%	13.86%	13.91%

Key Fund Statistics

Total Net Assets	$193,403,516
# of Issuers	37
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$1,642,141

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Health Care Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
UnitedHealth Group Incorporated	8.5%
Intuitive Surgical, Inc.	8.2%
Eli Lilly and Company	8.0%
argenx SE	7.5%
Boston Scientific Corporation	7.3%
Thermo Fisher Scientific Inc.	5.4%
Arcellx, Inc.	4.9%
Stryker Corporation	4.1%
Vertex Pharmaceuticals Incorporated	3.7%
Danaher Corporation	3.6%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	91.1%
Cash and Cash Equivalents	9.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Annual Shareholder Report December 31, 2024

Retail: BHCFX

Annual Shareholder Report December 31, 2024

Baron Health Care Fund

Institutional: BHCHX

This annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$86	0.85%

How did the Fund perform last year and what affected its performance?

The Health Care sector lagged the broader market during 2024 as investors favored high-growth technology stocks over more defensive sectors. In November, the Republican elections sweep and nomination of Robert F. Kennedy Jr. to head the Health and Human Services Department also pressured Health Care stocks. The Fund’s underperformance was a result of sub-industry weightings, led by an underweight in the strong performing pharmaceuticals sub-industry and an overweight in the lagging life sciences tools & services sub-industry. Stock selection was a modest contributor to performance overall, with health care equipment stocks adding the most value and biotechnology stocks detracting the most.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 3000 Health Care Index	Russell 3000 Index
4/30/18	$1,000,000	$1,000,000	$1,000,000
6/30/18	$1,049,000	$1,033,818	$1,034,955
9/30/18	$1,160,000	$1,174,485	$1,108,684
12/31/18	$953,000	$1,048,493	$950,119
3/31/19	$1,096,000	$1,139,446	$1,083,547
6/30/19	$1,165,000	$1,155,765	$1,127,920
9/30/19	$1,095,000	$1,114,029	$1,141,032
12/31/19	$1,292,000	$1,280,313	$1,244,835
3/31/20	$1,171,000	$1,115,358	$984,669
6/30/20	$1,460,000	$1,303,590	$1,201,567
9/30/20	$1,630,000	$1,388,046	$1,312,202
12/31/20	$1,908,533	$1,527,934	$1,504,854
3/31/21	$1,919,653	$1,560,608	$1,600,366
6/30/21	$2,139,013	$1,687,967	$1,732,233
9/30/21	$2,164,263	$1,690,815	$1,730,471
12/31/21	$2,208,650	$1,812,124	$1,891,016
3/31/22	$1,989,221	$1,729,555	$1,791,200
6/30/22	$1,790,299	$1,601,125	$1,492,049
9/30/22	$1,682,635	$1,525,539	$1,425,435
12/31/22	$1,835,415	$1,701,601	$1,527,810
3/31/23	$1,767,741	$1,645,925	$1,637,512
6/30/23	$1,930,775	$1,702,561	$1,774,847
9/30/23	$1,813,882	$1,636,510	$1,717,096
12/31/23	$1,953,333	$1,750,387	$1,924,381
3/31/24	$2,127,646	$1,899,532	$2,117,192
6/30/24	$2,073,301	$1,880,197	$2,185,281
9/30/24	$2,193,748	$2,006,926	$2,321,405
12/31/24	$1,983,643	$1,811,213	$2,382,534

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Institutional	1.55%	8.95%	10.81%
Russell 3000 Health Care Index	3.48%	7.18%	9.32%
Russell 3000 Index	23.81%	13.86%	13.91%

Key Fund Statistics

Total Net Assets	$193,403,516
# of Issuers	37
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$1,642,141

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Health Care Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
UnitedHealth Group Incorporated	8.5%
Intuitive Surgical, Inc.	8.2%
Eli Lilly and Company	8.0%
argenx SE	7.5%
Boston Scientific Corporation	7.3%
Thermo Fisher Scientific Inc.	5.4%
Arcellx, Inc.	4.9%
Stryker Corporation	4.1%
Vertex Pharmaceuticals Incorporated	3.7%
Danaher Corporation	3.6%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	91.1%
Cash and Cash Equivalents	9.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Annual Shareholder Report December 31, 2024

Institutional: BHCHX

Annual Shareholder Report December 31, 2024

Baron FinTech Fund

Retail: BFINX

This annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$134	1.20%

How did the Fund perform last year and what affected its performance?

Fintech stocks lagged the broader market in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. Stock selection drove all the Fund’s outperformance, led by its holdings in the information services and tech-enabled financials industries, the latter of which also benefited from strong stock selection to make it the top contributor to relative performance during the year. Category weightings had a moderately negative impact, led by the Fund’s overweight in digital IT services and underweight in enterprise software.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/19	$10,000	$10,000	$10,000	$10,000
3/31/20	$8,750	$7,262	$7,864	$8,040
6/30/20	$11,540	$10,018	$9,375	$9,692
9/30/20	$12,930	$11,107	$10,137	$10,557
12/31/20	$14,690	$13,478	$11,626	$11,840
3/31/21	$14,490	$13,852	$12,157	$12,571
6/30/21	$16,910	$14,600	$13,056	$13,646
9/30/21	$17,360	$14,057	$12,918	$13,725
12/31/21	$16,900	$12,977	$13,781	$15,239
3/31/22	$14,080	$11,319	$13,042	$14,538
6/30/22	$10,910	$8,738	$10,999	$12,197
9/30/22	$10,718	$8,286	$10,249	$11,602
12/31/22	$11,246	$8,610	$11,250	$12,479
3/31/23	$11,783	$9,319	$12,072	$13,414
6/30/23	$12,402	$9,858	$12,818	$14,587
9/30/23	$12,543	$9,191	$12,381	$14,110
12/31/23	$14,277	$10,619	$13,748	$15,759
3/31/24	$15,180	$11,001	$14,874	$17,423
6/30/24	$14,825	$10,365	$15,301	$18,169
9/30/24	$16,671	$11,631	$16,313	$19,239
12/31/24	$17,543	$12,124	$16,152	$19,702

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/31/2019
Retail	22.87%	11.90%
FactSet Global FinTech Index	14.17%	3.93%
MSCI ACWI Index	17.49%	10.06%
S&P 500 Index	25.02%	14.53%

Key Fund Statistics

Total Net Assets	$69,084,597
# of Issuers	47
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$383,938

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron FinTech Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Visa, Inc.	4.6%
Mastercard Incorporated	4.6%
S&P Global Inc.	4.5%
Apollo Global Management, Inc.	4.3%
LPL Financial Holdings Inc.	4.1%
Fair Isaac Corporation	3.9%
Fiserv, Inc.	3.9%
KKR & Co. Inc.	3.8%
Intuit Inc.	3.8%
Tradeweb Markets Inc.	3.6%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	71.6%
Information Technology	18.7%
Industrials	4.9%
Consumer Discretionary	3.4%
Real Estate	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron FinTech Fund

Annual Shareholder Report December 31, 2024

Retail: BFINX

Annual Shareholder Report December 31, 2024

Baron FinTech Fund

Institutional: BFIIX

This annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	0.95%

How did the Fund perform last year and what affected its performance?

Fintech stocks lagged the broader market in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. Stock selection drove all the Fund’s outperformance, led by its holdings in the information services and tech-enabled financials industries, the latter of which also benefited from strong stock selection to make it the top contributor to relative performance during the year. Category weightings had a moderately negative impact, led by the Fund’s overweight in digital IT services and underweight in enterprise software.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/19	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/31/20	$875,000	$726,226	$786,348	$804,020
6/30/20	$1,155,000	$1,001,783	$937,476	$969,192
9/30/20	$1,295,000	$1,110,680	$1,013,695	$1,055,735
12/31/20	$1,472,000	$1,347,786	$1,162,549	$1,183,988
3/31/21	$1,453,000	$1,385,177	$1,215,693	$1,257,099
6/30/21	$1,697,000	$1,459,964	$1,305,575	$1,364,566
9/30/21	$1,742,000	$1,405,711	$1,291,808	$1,372,508
12/31/21	$1,698,000	$1,297,718	$1,378,054	$1,523,856
3/31/22	$1,415,000	$1,131,913	$1,304,180	$1,453,782
6/30/22	$1,098,000	$873,831	$1,099,939	$1,219,707
9/30/22	$1,078,822	$828,558	$1,024,926	$1,160,153
12/31/22	$1,132,560	$860,953	$1,124,989	$1,247,873
3/31/23	$1,187,313	$931,930	$1,207,178	$1,341,427
6/30/23	$1,250,176	$985,823	$1,281,749	$1,458,696
9/30/23	$1,266,399	$919,086	$1,238,136	$1,410,947
12/31/23	$1,441,809	$1,061,924	$1,374,757	$1,575,909
3/31/24	$1,533,063	$1,100,139	$1,487,437	$1,742,261
6/30/24	$1,498,589	$1,036,527	$1,530,115	$1,816,896
9/30/24	$1,686,167	$1,163,129	$1,631,315	$1,923,849
12/31/24	$1,775,392	$1,212,401	$1,615,184	$1,970,197

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/31/2019
Institutional	23.14%	12.17%
FactSet Global FinTech Index	14.17%	3.93%
MSCI ACWI Index	17.49%	10.06%
S&P 500 Index	25.02%	14.53%

Key Fund Statistics

Total Net Assets	$69,084,597
# of Issuers	47
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$383,938

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron FinTech Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Visa, Inc.	4.6%
Mastercard Incorporated	4.6%
S&P Global Inc.	4.5%
Apollo Global Management, Inc.	4.3%
LPL Financial Holdings Inc.	4.1%
Fair Isaac Corporation	3.9%
Fiserv, Inc.	3.9%
KKR & Co. Inc.	3.8%
Intuit Inc.	3.8%
Tradeweb Markets Inc.	3.6%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	71.6%
Information Technology	18.7%
Industrials	4.9%
Consumer Discretionary	3.4%
Real Estate	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron FinTech Fund

Annual Shareholder Report December 31, 2024

Institutional: BFIIX

Annual Shareholder Report December 31, 2024

Baron FinTech Fund

R6: BFIUX

This annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$106	0.95%

How did the Fund perform last year and what affected its performance?

Fintech stocks lagged the broader market in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. Stock selection drove all the Fund’s outperformance, led by its holdings in the information services and tech-enabled financials industries, the latter of which also benefited from strong stock selection to make it the top contributor to relative performance during the year. Category weightings had a moderately negative impact, led by the Fund’s overweight in digital IT services and underweight in enterprise software.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/19	$5,000,000	$5,000,000	$5,000,000	$5,000,000
3/31/20	$4,375,000	$3,631,131	$3,931,741	$4,020,100
6/30/20	$5,775,000	$5,008,915	$4,687,378	$4,845,960
9/30/20	$6,475,000	$5,553,400	$5,068,475	$5,278,677
12/31/20	$7,365,000	$6,738,932	$5,812,744	$5,919,939
3/31/21	$7,265,000	$6,925,884	$6,078,466	$6,285,494
6/30/21	$8,485,000	$7,299,820	$6,527,876	$6,822,830
9/30/21	$8,715,000	$7,028,555	$6,459,042	$6,862,542
12/31/21	$8,490,000	$6,488,588	$6,890,272	$7,619,282
3/31/22	$7,075,000	$5,659,565	$6,520,899	$7,268,909
6/30/22	$5,490,000	$4,369,154	$5,499,693	$6,098,533
9/30/22	$5,394,111	$4,142,789	$5,124,630	$5,800,766
12/31/22	$5,662,802	$4,304,766	$5,624,942	$6,239,364
3/31/23	$5,941,633	$4,659,651	$6,035,890	$6,707,135
6/30/23	$6,250,882	$4,929,116	$6,408,744	$7,293,481
9/30/23	$6,331,996	$4,595,430	$6,190,682	$7,054,736
12/31/23	$7,209,046	$5,309,620	$6,873,784	$7,879,545
3/31/24	$7,665,315	$5,500,693	$7,437,186	$8,711,304
6/30/24	$7,498,017	$5,182,632	$7,650,576	$9,084,478
9/30/24	$8,435,902	$5,815,646	$8,156,576	$9,619,243
12/31/24	$8,876,962	$6,062,004	$8,075,919	$9,850,985

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/31/2019
R6	23.14%	12.17%
FactSet Global FinTech Index	14.17%	3.93%
MSCI ACWI Index	17.49%	10.06%
S&P 500 Index	25.02%	14.53%

Key Fund Statistics

Total Net Assets	$69,084,597
# of Issuers	47
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$383,938

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron FinTech Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Visa, Inc.	4.6%
Mastercard Incorporated	4.6%
S&P Global Inc.	4.5%
Apollo Global Management, Inc.	4.3%
LPL Financial Holdings Inc.	4.1%
Fair Isaac Corporation	3.9%
Fiserv, Inc.	3.9%
KKR & Co. Inc.	3.8%
Intuit Inc.	3.8%
Tradeweb Markets Inc.	3.6%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	71.6%
Information Technology	18.7%
Industrials	4.9%
Consumer Discretionary	3.4%
Real Estate	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron FinTech Fund

Annual Shareholder Report December 31, 2024

R6: BFIUX

Annual Shareholder Report December 31, 2024

Baron India Fund

Retail: BINRX

This annual shareholder report contains important information about Baron India Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$158	1.45%

How did the Fund perform last year and what affected its performance?

Baron India Fund was converted from Baron New Asia Fund effective September 1, 2024, with the mandate of investing primarily in companies located in India. The conversion necessitated a linked benchmark to allow the predecessor track record to attach to the new Fund. Outperformance of Baron India Fund during the year was driven entirely by stock selection, led by investments in Consumer Discretionary, Industrials, and Communication Services. From a country perspective, India-based holdings contributed the most to performance due to a combination of stock selection and an overweight in this top-performing country.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI Emerging Markets Index	MSCI AC Asia ex Japan Index	MSCI India Index	MSCI AC Asia ex Japan/India Linked Index
7/30/21	$10,000	$10,000	$10,000	$10,000	$10,000
9/30/21	$10,370	$9,854	$9,802	$11,161	$9,802
12/31/21	$10,170	$9,725	$9,681	$11,137	$9,681
3/31/22	$8,610	$9,046	$8,907	$10,930	$8,907
6/30/22	$7,920	$8,011	$8,105	$9,439	$8,105
9/30/22	$6,950	$7,084	$6,984	$10,052	$6,984
12/31/22	$7,400	$7,771	$7,776	$10,251	$7,776
3/31/23	$7,610	$8,078	$8,114	$9,600	$8,114
6/30/23	$7,770	$8,151	$8,012	$10,775	$8,012
9/30/23	$7,370	$7,912	$7,744	$11,068	$7,744
12/31/23	$7,810	$8,535	$8,242	$12,384	$8,242
3/31/24	$8,310	$8,737	$8,437	$13,136	$8,437
6/30/24	$9,200	$9,174	$9,045	$14,477	$9,045
9/30/24	$9,772	$9,974	$9,985	$15,532	$9,403
12/31/24	$9,181	$9,175	$9,227	$13,773	$8,339

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 7/30/2021
Retail	17.55%	(2.46%)
MSCI AC Asia ex Japan/India Linked Index	1.18%	(5.18%)
MSCI AC Asia ex Japan Index	11.96%	(2.33%)
MSCI India Index	11.22%	9.82%
MSCI Emerging Markets Index	7.50%	(2.49%)

Key Fund Statistics

Total Net Assets	$8,834,623
# of Issuers	43
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$-

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

The MSCI India Index replaced the MSCI AC Asia ex Japan Index as the Fund’s primary index in connection with the Fund’s investment strategy change.

Baron India Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Bharti Airtel Limited	8.6%
Trent Limited	6.9%
ICICI Bank Limited	6.4%
Bajaj Finance Limited	4.7%
HDFC Bank Limited	4.7%
Zomato Limited	4.6%
Reliance Industries Limited	4.3%
Tata Consultancy Services Limited	4.1%
Max Healthcare Institute Limited	4.0%
Aster DM Healthcare Limited	4.0%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	25.3%
Consumer Discretionary	15.9%
Communication Services	13.1%
Industrials	11.8%
Information Technology	9.8%
Health Care	8.0%
Energy	4.3%
Consumer Staples	2.7%
Materials	2.6%
Utilities	2.3%
Real Estate	1.0%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective September 1, 2024, the Fund changed its name from Baron New Asia Fund to Baron India Fund.

The Fund has changed its investment strategy from investing 80% of its net assets in the common stock of companies located in Asia to investing 80% of its net assets in the common stock of companies located in India.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Annual Shareholder Report December 31, 2024

Retail: BINRX

Annual Shareholder Report December 31, 2024

Baron India Fund

Institutional: BINDX

This annual shareholder report contains important information about Baron India Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$131	1.20%

How did the Fund perform last year and what affected its performance?

Baron India Fund was converted from Baron New Asia Fund effective September 1, 2024, with the mandate of investing primarily in companies located in India. The conversion necessitated a linked benchmark to allow the predecessor track record to attach to the new Fund. Outperformance of Baron India Fund during the year was driven entirely by stock selection, led by investments in Consumer Discretionary, Industrials, and Communication Services. From a country perspective, India-based holdings contributed the most to performance due to a combination of stock selection and an overweight in this top-performing country.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI Emerging Markets Index	MSCI AC Asia ex Japan Index	MSCI India Index	MSCI AC Asia ex Japan/India Linked Index
7/30/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/30/21	$1,037,000	$985,394	$980,151	$1,116,111	$980,151
12/31/21	$1,017,000	$972,470	$968,072	$1,113,713	$968,072
3/31/22	$862,000	$904,641	$890,688	$1,093,024	$890,688
6/30/22	$794,000	$801,061	$810,486	$943,874	$810,486
9/30/22	$697,000	$708,359	$698,364	$1,005,189	$698,364
12/31/22	$743,000	$777,088	$777,637	$1,025,130	$777,637
3/31/23	$764,000	$807,828	$811,394	$960,028	$811,394
6/30/23	$780,000	$815,075	$801,165	$1,077,475	$801,165
9/30/23	$741,000	$791,232	$774,378	$1,106,755	$774,378
12/31/23	$786,000	$853,461	$824,153	$1,238,411	$824,153
3/31/24	$836,000	$873,673	$843,736	$1,313,579	$843,736
6/30/24	$926,000	$917,349	$904,471	$1,447,657	$904,471
9/30/24	$984,645	$997,365	$998,526	$1,553,148	$940,329
12/31/24	$925,486	$917,505	$922,710	$1,377,300	$833,865

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 7/30/2021
Institutional	17.75%	(2.24%)
MSCI AC Asia ex Japan/India Linked Index	1.18%	(5.18%)
MSCI AC Asia ex Japan Index	11.96%	(2.33%)
MSCI India Index	11.22%	9.82%
MSCI Emerging Markets Index	7.50%	(2.49%)

Key Fund Statistics

Total Net Assets	$8,834,623
# of Issuers	43
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$-

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

The MSCI India Index replaced the MSCI AC Asia ex Japan Index as the Fund’s primary index in connection with the Fund’s investment strategy change.

Baron India Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Bharti Airtel Limited	8.6%
Trent Limited	6.9%
ICICI Bank Limited	6.4%
Bajaj Finance Limited	4.7%
HDFC Bank Limited	4.7%
Zomato Limited	4.6%
Reliance Industries Limited	4.3%
Tata Consultancy Services Limited	4.1%
Max Healthcare Institute Limited	4.0%
Aster DM Healthcare Limited	4.0%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	25.3%
Consumer Discretionary	15.9%
Communication Services	13.1%
Industrials	11.8%
Information Technology	9.8%
Health Care	8.0%
Energy	4.3%
Consumer Staples	2.7%
Materials	2.6%
Utilities	2.3%
Real Estate	1.0%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective September 1, 2024, the Fund changed its name from Baron New Asia Fund to Baron India Fund.

The Fund has changed its investment strategy from investing 80% of its net assets in the common stock of companies located in Asia to investing 80% of its net assets in the common stock of companies located in India.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Annual Shareholder Report December 31, 2024

Institutional: BINDX

Annual Shareholder Report December 31, 2024

Baron India Fund

R6: BINUX

This annual shareholder report contains important information about Baron India Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$131	1.20%

How did the Fund perform last year and what affected its performance?

Baron India Fund was converted from Baron New Asia Fund effective September 1, 2024, with the mandate of investing primarily in companies located in India. The conversion necessitated a linked benchmark to allow the predecessor track record to attach to the new Fund. Outperformance of Baron India Fund during the year was driven entirely by stock selection, led by investments in Consumer Discretionary, Industrials, and Communication Services. From a country perspective, India-based holdings contributed the most to performance due to a combination of stock selection and an overweight in this top-performing country.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI Emerging Markets Index	MSCI AC Asia ex Japan Index	MSCI India Index	MSCI AC Asia ex Japan/India Linked Index
7/30/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000
9/30/21	$5,185,000	$4,926,972	$4,900,757	$5,580,554	$4,900,757
12/31/21	$5,085,000	$4,862,350	$4,840,361	$5,568,563	$4,840,361
3/31/22	$4,315,000	$4,523,204	$4,453,442	$5,465,117	$4,453,442
6/30/22	$3,975,000	$4,005,307	$4,052,428	$4,719,371	$4,052,428
9/30/22	$3,490,000	$3,541,795	$3,491,818	$5,025,946	$3,491,818
12/31/22	$3,715,000	$3,885,438	$3,888,184	$5,125,650	$3,888,184
3/31/23	$3,825,000	$4,039,141	$4,056,971	$4,800,140	$4,056,971
6/30/23	$3,905,000	$4,075,374	$4,005,826	$5,387,372	$4,005,826
9/30/23	$3,710,000	$3,956,159	$3,871,891	$5,533,774	$3,871,891
12/31/23	$3,930,000	$4,267,303	$4,120,765	$6,192,057	$4,120,765
3/31/24	$4,185,000	$4,368,367	$4,218,678	$6,567,894	$4,218,678
6/30/24	$4,635,000	$4,586,747	$4,522,355	$7,238,285	$4,522,355
9/30/24	$4,928,225	$4,986,824	$4,992,630	$7,765,742	$4,701,644
12/31/24	$4,632,431	$4,587,527	$4,613,548	$6,886,502	$4,169,323

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 7/30/2021
R6	17.87%	(2.20%)
MSCI AC Asia ex Japan/India Linked Index	1.18%	(5.18%)
MSCI AC Asia ex Japan Index	11.96%	(2.33%)
MSCI India Index	11.22%	9.82%
MSCI Emerging Markets Index	7.50%	(2.49%)

Key Fund Statistics

Total Net Assets	$8,834,623
# of Issuers	43
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$-

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

The MSCI India Index replaced the MSCI AC Asia ex Japan Index as the Fund’s primary index in connection with the Fund’s investment strategy change.

Baron India Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Bharti Airtel Limited	8.6%
Trent Limited	6.9%
ICICI Bank Limited	6.4%
Bajaj Finance Limited	4.7%
HDFC Bank Limited	4.7%
Zomato Limited	4.6%
Reliance Industries Limited	4.3%
Tata Consultancy Services Limited	4.1%
Max Healthcare Institute Limited	4.0%
Aster DM Healthcare Limited	4.0%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	25.3%
Consumer Discretionary	15.9%
Communication Services	13.1%
Industrials	11.8%
Information Technology	9.8%
Health Care	8.0%
Energy	4.3%
Consumer Staples	2.7%
Materials	2.6%
Utilities	2.3%
Real Estate	1.0%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective September 1, 2024, the Fund changed its name from Baron New Asia Fund to Baron India Fund.

The Fund has changed its investment strategy from investing 80% of its net assets in the common stock of companies located in Asia to investing 80% of its net assets in the common stock of companies located in India.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Annual Shareholder Report December 31, 2024

R6: BINUX

Annual Shareholder Report December 31, 2024

Baron Technology Fund

Retail: BTEEX

This annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$149	1.20%

How did the Fund perform last year and what affected its performance?

Technology outperformed the broader market in 2024, propelled by continued investor enthusiasm for the Magnificent Seven and other technology stocks viewed as potential beneficiaries of advances in AI. About two-thirds of outperformance was driven by category allocations, led by interactive media & services, a category outside the benchmark that contributed largely on a 376% increase in Reddit, Inc. following its March IPO. Real estate management & development, another category outside the benchmark, was the top detracting category. Stock selection accounted for about one-third of outperformance, led by investments in semiconductors & semiconductor equipment.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
12/31/21	$10,000	$10,000	$10,000	$10,000
12/31/21	$10,000	$10,000	$10,000	$10,000
3/31/22	$8,360	$8,973	$9,464	$9,540
6/30/22	$6,190	$7,027	$7,982	$8,004
9/30/22	$5,900	$6,517	$7,438	$7,613
12/31/22	$5,560	$6,893	$8,164	$8,189
3/31/23	$6,790	$8,301	$8,760	$8,803
6/30/23	$7,920	$9,436	$9,301	$9,572
9/30/23	$7,600	$8,855	$8,985	$9,259
12/31/23	$9,030	$10,410	$9,976	$10,342
3/31/24	$10,370	$11,665	$10,794	$11,433
6/30/24	$11,090	$12,991	$11,103	$11,923
9/30/24	$11,510	$13,137	$11,838	$12,625
12/31/24	$13,320	$13,698	$11,721	$12,929

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/31/2021
Retail	47.51%	10.02%
MSCI ACWI Information Technology Index	31.59%	11.06%
MSCI ACWI Index	17.49%	5.44%
S&P 500 Index	25.02%	8.94%

Key Fund Statistics

Total Net Assets	$55,984,292
# of Issuers	42
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$112,519

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Technology Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Amazon.com, Inc.	9.7%
NVIDIA Corporation	8.3%
Microsoft Corporation	7.5%
Apple Inc.	6.9%
Broadcom Inc.	6.1%
Spotify Technology S.A.	5.5%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Tesla, Inc.	3.5%
Arista Networks, Inc.	3.0%
Duolingo, Inc.	2.7%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	63.7%
Consumer Discretionary	19.0%
Communication Services	9.1%
Industrials	2.1%
Real Estate	1.6%
Financials	1.0%
Consumer Staples	1.0%
Cash and Cash Equivalents	2.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Technology Fund

Annual Shareholder Report December 31, 2024

Retail: BTEEX

Annual Shareholder Report December 31, 2024

Baron Technology Fund

Institutional: BTECX

This annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$118	0.95%

How did the Fund perform last year and what affected its performance?

Technology outperformed the broader market in 2024, propelled by continued investor enthusiasm for the Magnificent Seven and other technology stocks viewed as potential beneficiaries of advances in AI. About two-thirds of outperformance was driven by category allocations, led by interactive media & services, a category outside the benchmark that contributed largely on a 376% increase in Reddit, Inc. following its March IPO. Real estate management & development, another category outside the benchmark, was the top detracting category. Stock selection accounted for about one-third of outperformance, led by investments in semiconductors & semiconductor equipment.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
12/31/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/31/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/31/22	$836,000	$897,245	$946,392	$954,015
6/30/22	$619,000	$702,743	$798,182	$800,408
9/30/22	$591,000	$651,674	$743,749	$761,327
12/31/22	$557,000	$689,275	$816,360	$818,891
3/31/23	$682,000	$830,077	$876,002	$880,284
6/30/23	$796,000	$943,614	$930,115	$957,240
9/30/23	$765,000	$885,505	$898,467	$925,906
12/31/23	$910,000	$1,040,975	$997,607	$1,034,159
3/31/24	$1,044,000	$1,166,448	$1,079,375	$1,143,324
6/30/24	$1,118,000	$1,299,143	$1,110,345	$1,192,301
9/30/24	$1,161,000	$1,313,649	$1,183,781	$1,262,487
12/31/24	$1,345,000	$1,369,828	$1,172,076	$1,292,902

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/31/2021
Institutional	47.80%	10.37%
MSCI ACWI Information Technology Index	31.59%	11.06%
MSCI ACWI Index	17.49%	5.44%
S&P 500 Index	25.02%	8.94%

Key Fund Statistics

Total Net Assets	$55,984,292
# of Issuers	42
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$112,519

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Technology Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Amazon.com, Inc.	9.7%
NVIDIA Corporation	8.3%
Microsoft Corporation	7.5%
Apple Inc.	6.9%
Broadcom Inc.	6.1%
Spotify Technology S.A.	5.5%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Tesla, Inc.	3.5%
Arista Networks, Inc.	3.0%
Duolingo, Inc.	2.7%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	63.7%
Consumer Discretionary	19.0%
Communication Services	9.1%
Industrials	2.1%
Real Estate	1.6%
Financials	1.0%
Consumer Staples	1.0%
Cash and Cash Equivalents	2.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Technology Fund

Annual Shareholder Report December 31, 2024

Institutional: BTECX

Annual Shareholder Report December 31, 2024

Baron Technology Fund

R6: BTEUX

This annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$118	0.95%

How did the Fund perform last year and what affected its performance?

Technology outperformed the broader market in 2024, propelled by continued investor enthusiasm for the Magnificent Seven and other technology stocks viewed as potential beneficiaries of advances in AI. About two-thirds of outperformance was driven by category allocations, led by interactive media & services, a category outside the benchmark that contributed largely on a 376% increase in Reddit, Inc. following its March IPO. Real estate management & development, another category outside the benchmark, was the top detracting category. Stock selection accounted for about one-third of outperformance, led by investments in semiconductors & semiconductor equipment.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
12/31/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000
12/31/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000
3/31/22	$4,180,000	$4,486,225	$4,731,961	$4,770,075
6/30/22	$3,095,000	$3,513,714	$3,990,912	$4,002,039
9/30/22	$2,955,000	$3,258,369	$3,718,743	$3,806,636
12/31/22	$2,785,000	$3,446,376	$4,081,800	$4,094,457
3/31/23	$3,405,000	$4,150,382	$4,380,009	$4,401,422
6/30/23	$3,975,000	$4,718,072	$4,650,574	$4,786,200
9/30/23	$3,815,000	$4,427,523	$4,492,335	$4,629,528
12/31/23	$4,540,000	$5,204,873	$4,988,036	$5,170,792
3/31/24	$5,210,000	$5,832,238	$5,396,874	$5,716,617
6/30/24	$5,580,000	$6,495,713	$5,551,723	$5,961,505
9/30/24	$5,795,000	$6,568,244	$5,918,907	$6,312,434
12/31/24	$6,710,000	$6,849,142	$5,860,378	$6,464,510

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/31/2021
R6	47.80%	10.29%
MSCI ACWI Information Technology Index	31.59%	11.06%
MSCI ACWI Index	17.49%	5.44%
S&P 500 Index	25.02%	8.94%

Key Fund Statistics

Total Net Assets	$55,984,292
# of Issuers	42
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$112,519

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Technology Fund

December 31, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Amazon.com, Inc.	9.7%
NVIDIA Corporation	8.3%
Microsoft Corporation	7.5%
Apple Inc.	6.9%
Broadcom Inc.	6.1%
Spotify Technology S.A.	5.5%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Tesla, Inc.	3.5%
Arista Networks, Inc.	3.0%
Duolingo, Inc.	2.7%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	63.7%
Consumer Discretionary	19.0%
Communication Services	9.1%
Industrials	2.1%
Real Estate	1.6%
Financials	1.0%
Consumer Staples	1.0%
Cash and Cash Equivalents	2.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Technology Fund

Annual Shareholder Report December 31, 2024

R6: BTEUX

Annual Shareholder Report December 31, 2024

Baron WealthBuilder Fund

Retail: BWBFX

This annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$33	0.30%

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Lagging performance was led by allocations to the underperforming Baron Growth, Baron Asset, and Baron Small Cap Funds. On the positive side, allocations to six outperforming Baron Funds, led by Partners, Opportunity, and Fifth Avenue Growth, added to performance, although this was not enough to overcome negative results elsewhere.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
3/31/18	$10,240	$9,924	$9,904
6/30/18	$10,740	$10,265	$9,957
9/30/18	$11,180	$11,056	$10,383
12/31/18	$9,342	$9,562	$9,058
3/31/19	$11,105	$10,867	$10,161
6/30/19	$11,745	$11,334	$10,529
9/30/19	$11,490	$11,527	$10,526
12/31/19	$12,728	$12,572	$11,468
3/31/20	$10,376	$10,108	$9,018
6/30/20	$14,039	$12,185	$10,751
9/30/20	$16,811	$13,273	$11,625
12/31/20	$20,676	$14,885	$13,332
3/31/21	$20,919	$15,805	$13,941
6/30/21	$22,589	$17,156	$14,972
9/30/21	$22,705	$17,255	$14,814
12/31/21	$24,072	$19,158	$15,803
3/31/22	$20,834	$18,277	$14,956
6/30/22	$16,190	$15,334	$12,614
9/30/22	$16,015	$14,586	$11,754
12/31/22	$16,188	$15,689	$12,901
3/31/23	$17,860	$16,865	$13,844
6/30/23	$19,163	$18,339	$14,699
9/30/23	$18,218	$17,739	$14,199
12/31/23	$20,293	$19,813	$15,766
3/31/24	$21,273	$21,904	$17,058
6/30/24	$20,697	$22,842	$17,547
9/30/24	$22,795	$24,187	$18,708
12/31/24	$24,040	$24,770	$18,523

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	18.47%	13.56%	13.35%
S&P 500 Index	25.02%	14.53%	13.83%
MSCI ACWI Index	17.49%	10.06%	9.21%

Key Fund Statistics

Total Net Assets	$572,477,914
# of Issuers	16
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$-

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Baron WealthBuilder Fund

December 31, 2024

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*

Consumer Discretionary	22.6%
Information Technology	21.0%
Financials	19.3%
Industrials	13.1%
Health Care	9.3%
Real Estate	8.3%
Communication Services	4.7%
Materials	0.8%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Country Exposures

(as a % of net assets)

Value	Value
United States	87.0%
Canada	1.9%
Netherlands	1.3%
India	1.3%
China	0.9%
Sweden	0.9%
Taiwan	0.9%
Korea, Republic of	0.8%
Israel	0.7%
Other	4.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Annual Shareholder Report December 31, 2024

Retail: BWBFX

Annual Shareholder Report December 31, 2024

Baron WealthBuilder Fund

TA Shares: BWBTX

This annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TA Shares	$5	0.05%

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Lagging performance was led by allocations to the underperforming Baron Growth, Baron Asset, and Baron Small Cap Funds. On the positive side, allocations to six outperforming Baron Funds, led by Partners, Opportunity, and Fifth Avenue Growth, added to performance, although this was not enough to overcome negative results elsewhere.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	TA Shares	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
3/31/18	$10,240	$9,924	$9,904
6/30/18	$10,740	$10,265	$9,957
9/30/18	$11,200	$11,056	$10,383
12/31/18	$9,362	$9,562	$9,058
3/31/19	$11,135	$10,867	$10,161
6/30/19	$11,776	$11,334	$10,529
9/30/19	$11,530	$11,527	$10,526
12/31/19	$12,778	$12,572	$11,468
3/31/20	$10,427	$10,108	$9,018
6/30/20	$14,121	$12,185	$10,751
9/30/20	$16,913	$13,273	$11,625
12/31/20	$20,809	$14,885	$13,332
3/31/21	$21,062	$15,805	$13,941
6/30/21	$22,763	$17,156	$14,972
9/30/21	$22,890	$17,255	$14,814
12/31/21	$24,284	$19,158	$15,803
3/31/22	$21,036	$18,277	$14,956
6/30/22	$16,349	$15,334	$12,614
9/30/22	$16,186	$14,586	$11,754
12/31/22	$16,371	$15,689	$12,901
3/31/23	$18,064	$16,865	$13,844
6/30/23	$19,401	$18,339	$14,699
9/30/23	$18,462	$17,739	$14,199
12/31/23	$20,571	$19,813	$15,766
3/31/24	$21,574	$21,904	$17,058
6/30/24	$21,009	$22,842	$17,547
9/30/24	$23,147	$24,187	$18,708
12/31/24	$24,426	$24,770	$18,523

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
TA Shares	18.74%	13.84%	13.61%
S&P 500 Index	25.02%	14.53%	13.83%
MSCI ACWI Index	17.49%	10.06%	9.21%

Key Fund Statistics

Total Net Assets	$572,477,914
# of Issuers	16
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$-

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Baron WealthBuilder Fund

December 31, 2024

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*

Consumer Discretionary	22.6%
Information Technology	21.0%
Financials	19.3%
Industrials	13.1%
Health Care	9.3%
Real Estate	8.3%
Communication Services	4.7%
Materials	0.8%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Country Exposures

(as a % of net assets)

Value	Value
United States	87.0%
Canada	1.9%
Netherlands	1.3%
India	1.3%
China	0.9%
Sweden	0.9%
Taiwan	0.9%
Korea, Republic of	0.8%
Israel	0.7%
Other	4.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Annual Shareholder Report December 31, 2024

TA Shares: BWBTX

Annual Shareholder Report December 31, 2024

Baron WealthBuilder Fund

Institutional: BWBIX

This annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Lagging performance was led by allocations to the underperforming Baron Growth, Baron Asset, and Baron Small Cap Funds. On the positive side, allocations to six outperforming Baron Funds, led by Partners, Opportunity, and Fifth Avenue Growth, added to performance, although this was not enough to overcome negative results elsewhere.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$1,024,000	$992,409	$990,384
6/30/18	$1,074,000	$1,026,487	$995,669
9/30/18	$1,119,000	$1,105,637	$1,038,253
12/31/18	$936,233	$956,158	$905,844
3/31/19	$1,112,465	$1,086,653	$1,016,144
6/30/19	$1,177,551	$1,133,421	$1,052,846
9/30/19	$1,152,993	$1,152,670	$1,052,574
12/31/19	$1,277,865	$1,257,217	$1,146,790
3/31/20	$1,041,648	$1,010,827	$901,776
6/30/20	$1,411,063	$1,218,484	$1,075,088
9/30/20	$1,690,310	$1,327,288	$1,162,495
12/31/20	$2,080,960	$1,488,529	$1,333,199
3/31/21	$2,107,368	$1,580,446	$1,394,145
6/30/21	$2,276,380	$1,715,555	$1,497,221
9/30/21	$2,289,056	$1,725,540	$1,481,433
12/31/21	$2,428,424	$1,915,818	$1,580,339
3/31/22	$2,103,667	$1,827,719	$1,495,621
6/30/22	$1,636,062	$1,533,435	$1,261,399
9/30/22	$1,618,614	$1,458,564	$1,175,375
12/31/22	$1,637,047	$1,568,847	$1,290,126
3/31/23	$1,807,549	$1,686,464	$1,384,380
6/30/23	$1,941,185	$1,833,897	$1,469,897
9/30/23	$1,847,333	$1,773,866	$1,419,882
12/31/23	$2,058,227	$1,981,259	$1,576,558
3/31/24	$2,158,488	$2,190,399	$1,705,778
6/30/24	$2,102,019	$2,284,231	$1,754,721
9/30/24	$2,315,798	$2,418,695	$1,870,776
12/31/24	$2,443,749	$2,476,965	$1,852,277

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	18.73%	13.85%	13.62%
S&P 500 Index	25.02%	14.53%	13.83%
MSCI ACWI Index	17.49%	10.06%	9.21%

Key Fund Statistics

Total Net Assets	$572,477,914
# of Issuers	16
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$-

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Baron WealthBuilder Fund

December 31, 2024

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*

Consumer Discretionary	22.6%
Information Technology	21.0%
Financials	19.3%
Industrials	13.1%
Health Care	9.3%
Real Estate	8.3%
Communication Services	4.7%
Materials	0.8%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Country Exposures

(as a % of net assets)

Value	Value
United States	87.0%
Canada	1.9%
Netherlands	1.3%
India	1.3%
China	0.9%
Sweden	0.9%
Taiwan	0.9%
Korea, Republic of	0.8%
Israel	0.7%
Other	4.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Annual Shareholder Report December 31, 2024

Institutional: BWBIX

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). Upon request, the Registrant will provide a copy of the Code to any person without charge. To obtain a copy of the Code, please send your request to info@BaronCapitalGroup.com or call 1-800-99BARON (1-800-992-2766).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three audit committee financial experts serving on its Audit Committee, Raymond Noveck, Alex Yemenidjian, and Thomas J. Folliard. Mr. Noveck, Mr. Yemenidjian, and Mr. Folliard are “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following table shows the fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm during the fiscal years ended December 31, 2024 and December 31, 2023:

(a)

Audit Fees: for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements:

	2024	2023
Baron Select Funds	$527,775	$568,217

(b)	Audit-Related Fees: for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees:

	2024	2023
Baron Select Funds	$0	$0

(c)	Tax Fees: for professional services rendered for tax compliance, tax advice and tax planning:

	2024	2023
Baron Select Funds	$159,893	$177,338

The Tax Fees represent services provided in connection with the preparation of tax returns and year-end distribution review.

(d)	All Other Fees: for products and services provided by such accounting firm that are not included in (a), (b) or (c) above:

	2024	2023
Baron Select Funds	$0	$0

e)	Audit Committee Pre-Approval Policies and Procedures

(1)

Pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X and to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and evaluate the qualifications, independence and performance of the Fund’s independent auditors;

(2)	(2) 0% of the services described in each of items 4(b) through 4(d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years is as follows:

	2024	2023
Baron Select Funds	$159,893	$177,338

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Alex Yemenidjian, Thomas J. Folliard, and Marvelle Sullivan.

Item 6. Investments.

(a) The information is disclosed as part of the Financial Statements and Other Important Information included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

Baron Technology Fund

December 31, 2024

Baron Funds®

Baron Select Funds

Annual Financial Statements and Other Important Information

Baron Partners Fund
Retail Shares: BPTRX	Institutional Shares: BPTIX	R6 Shares: BPTUX
Baron Focused Growth Fund
Retail Shares: BFGFX	Institutional Shares: BFGIX	R6 Shares: BFGUX
Baron International Growth Fund
Retail Shares: BIGFX	Institutional Shares: BINIX	R6 Shares: BIGUX
Baron Real Estate Fund
Retail Shares: BREFX	Institutional Shares: BREIX	R6 Shares: BREUX
Baron Emerging Markets Fund
Retail Shares: BEXFX	Institutional Shares: BEXIX	R6 Shares: BEXUX
Baron Global Advantage Fund
Retail Shares: BGAFX	Institutional Shares: BGAIX	R6 Shares: BGLUX
Baron Real Estate Income Fund
Retail Shares: BRIFX	Institutional Shares: BRIIX	R6 Shares: BRIUX
Baron Health Care Fund
Retail Shares: BHCFX	Institutional Shares: BHCHX	R6 Shares: BHCUX
Baron FinTech Fund
Retail Shares: BFINX	Institutional Shares: BFIIX	R6 Shares: BFIUX
Baron India Fund
Retail Shares: BINRX	Institutional Shares: BINDX	R6 Shares: BINUX
Baron Technology Fund
Retail Shares: BTEEX	Institutional Shares: BTECX	R6 Shares: BTEUX

DEAR BARON SELECT FUNDS SHAREHOLDER:

In this report, you will find audited annual financial statements and other important information for Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund, and Baron Technology Fund (the Funds) for the year ended December 31, 2024.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer February 26, 2025	Rachel Stern Chief Operating Officer February 26, 2025	Christopher Snively Chief Financial Officer and Treasurer February 26, 2025

These Annual Financial Statements are for the Baron Select Funds, which currently has 12 series: Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron WealthBuilder Fund, Baron India Fund, and Baron Technology Fund. Baron WealthBuilder Fund is included in separate Financial Statements. If you are interested in Baron WealthBuilder Fund or Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Partners Fund	December 31, 2024

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (94.57%)
Communication Services (1.88%)
	Alternative Carriers (0.64%)
1,775,000	Iridium Communications, Inc.[6]	$42,941,890	$51,510,500

	Movies & Entertainment (1.24%)
225,000	Spotify Technology SA1,2,6	36,152,863	100,660,500

Total Communication Services		79,094,753	152,171,000

Consumer Discretionary (58.51%)
	Automobile Manufacturers (46.39%)
9,287,500	Tesla, Inc.[1,5,6]	135,478,320	3,750,664,000

	Casinos & Gaming (1.12%)
1,954,558	Red Rock Resorts, Inc., Cl A6	70,946,879	90,378,762

	Footwear (1.21%)
1,725,000	Birkenstock Holding PLC[1,2,6]	78,199,680	97,738,500

	Hotels, Resorts & Cruise Lines (6.43%)
3,310,000	Hyatt Hotels Corp., Cl A6	114,517,357	519,603,800

	Leisure Facilities (3.36%)
1,450,000	Vail Resorts, Inc.[6]	143,600,315	271,802,500

Total Consumer Discretionary		542,742,551	4,730,187,562

Financials (17.00%)
	Financial Exchanges & Data (5.74%)
655,000	FactSet Research Systems, Inc.[6]	41,071,258	314,583,400
250,000	MSCI, Inc.[6]	88,967,758	150,002,500

		130,039,016	464,585,900

	Investment Banking & Brokerage (4.03%)
4,400,000	The Charles Schwab Corp.[6]	113,630,270	325,644,000

	Property & Casualty Insurance (7.23%)
6,330,000	Arch Capital Group Ltd.[1,2,6]	28,515,226	584,575,500

Total Financials		272,184,512	1,374,805,400

Health Care (3.25%)
	Health Care Equipment (3.25%)
635,000	IDEXX Laboratories, Inc.[1,6]	27,736,777	262,534,400

Industrials (0.64%)
	Aerospace & Defense (0.64%)
125,625	HEICO Corp.[6]	9,632,520	29,866,087
116,875	HEICO Corp., Cl A6	7,586,429	21,748,100

Total Industrials		17,218,949	51,614,187

Information Technology (5.88%)
	Application Software (1.83%)
880,000	Guidewire Software, Inc.[1,6]	71,023,556	148,350,400

	IT Consulting & Other Services (4.05%)
675,000	Gartner, Inc.[1,6]	80,865,424	327,017,251

Total Information Technology		151,888,980	475,367,651

Real Estate (7.41%)
	Other Specialized REITs (1.07%)
1,800,000	Gaming and Leisure Properties, Inc.[6]	56,250,175	86,688,000

	Real Estate Services (6.34%)
7,160,000	CoStar Group, Inc.[1,6]	95,870,856	512,584,400

Total Real Estate		152,121,031	599,272,400

Total Common Stocks		1,242,987,553	7,645,952,600

Shares		Cost	Value
Private Common Stocks (6.59%)
Communication Services (0.83%)
	Interactive Media & Services (0.21%)
600,000	X Holdings Corp., Cl A1,3,4,7	$60,000,000	$16,392,000

	Movies & Entertainment (0.62%)
197,613	StubHub Holdings, Inc., Cl A1,3,4,7	50,000,041	50,215,439

Total Communication Services		110,000,041	66,607,439

Industrials (5.76%)
	Aerospace & Defense (5.76%)
2,216,310	Space Exploration Technologies Corp., Cl A1,3,4,7	29,920,185	410,017,350
302,210	Space Exploration Technologies Corp., Cl C1,3,4,7	4,079,835	55,908,850

Total Industrials		34,000,020	465,926,200

Total Private Common Stocks		144,000,061	532,533,639

Private Convertible Preferred Stocks (0.00%)
Industrials (0.00%)
	Electrical Components & Equipment (0.00%)
21,213,656	Northvolt AB, Series E2 (Sweden)[1,2,3,4,7]	7,843,621	0

Private Preferred Stocks (11.14%)
Industrials (11.14%)
	Aerospace & Defense (11.14%)
311,111	Space Exploration Technologies Corp., Cl H1,3,4,7	41,999,985	575,555,350
131,657	Space Exploration Technologies Corp., Cl I1,3,4,7	22,250,032	243,565,450
44,146	Space Exploration Technologies Corp., Series N1,3,4,7	11,919,420	81,670,100

Total Private Preferred Stocks		76,169,437	900,790,900

Total Investments (112.30%)		$1,471,000,672	9,079,277,139

Liabilities Less Cash and Other Assets (-12.30%)			(994,552,924)

Net Assets			$8,084,724,215

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2024, the market value of restricted securities amounted to $1,433,324,539 or 17.73% of net assets. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At December 31, 2024, the total market value of pledged securities amounted to $1,979,985,731 or 24.49% of net assets.

[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

2	See Notes to Financial Statements.

December 31, 2024	Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (84.58%)
Communication Services (7.83%)
	Alternative Carriers (1.10%)
800,000	Iridium Communications, Inc.	$18,500,912	$23,216,000

	Movies & Entertainment (6.73%)
195,000	Live Nation Entertainment, Inc.[1]	26,551,870	25,252,500
262,000	Spotify Technology SA1,2	35,016,218	117,213,560

		61,568,088	142,466,060

Total Communication Services		80,069,000	165,682,060

Consumer Discretionary (39.55%)
	Apparel, Accessories & Luxury Goods (2.49%)
8,493,569	Figs, Inc., Cl A1	65,129,065	52,575,192

	Automobile Manufacturers (11.74%)
615,000	Tesla, Inc.[1]	8,168,271	248,361,600

	Casinos & Gaming (4.48%)
410,000	Las Vegas Sands Corp.	17,975,256	21,057,600
1,592,500	Red Rock Resorts, Inc., Cl A	65,268,310	73,637,200

		83,243,566	94,694,800

	Footwear (6.47%)
930,000	Birkenstock Holding PLC[1,2]	43,586,874	52,693,800
1,535,000	On Holding AG, Cl A1,2	43,531,637	84,071,950

		87,118,511	136,765,750

	Hotels, Resorts & Cruise Lines (7.58%)
134,000	Airbnb, Inc., Cl A1	15,295,942	17,608,940
400,000	Choice Hotels International, Inc.	33,100,257	56,792,000
546,500	Hyatt Hotels Corp., Cl A	31,905,137	85,789,570

		80,301,336	160,190,510

	Leisure Facilities (4.55%)
513,842	Vail Resorts, Inc.	90,129,275	96,319,683

	Restaurants (2.24%)
4,770,000	Krispy Kreme, Inc.	61,472,400	47,366,100

Total Consumer Discretionary		475,562,424	836,273,635

Financials (15.56%)
	Financial Exchanges & Data (6.19%)
125,000	FactSet Research Systems, Inc.	25,848,439	60,035,000
118,000	MSCI, Inc.	60,102,471	70,801,180

		85,950,910	130,836,180

	Investment Banking & Brokerage (5.44%)
540,000	Interactive Brokers Group, Inc., Cl A	47,496,720	95,401,800
250,000	Jefferies Financial Group, Inc.	7,732,070	19,600,000

		55,228,790	115,001,800

	Property & Casualty Insurance (3.93%)
900,000	Arch Capital Group Ltd.[1,2]	25,104,585	83,115,000

Total Financials		166,284,285	328,952,980

Health Care (5.14%)
	Health Care Equipment (3.49%)
178,500	IDEXX Laboratories, Inc.[1]	76,602,473	73,799,040

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)

	Life Sciences Tools & Services (1.65%)
261,200	Illumina, Inc.[1]	$28,524,417	$34,904,156

Total Health Care		105,126,890	108,703,196

Industrials (2.08%)
	Research & Consulting Services (2.08%)
160,000	Verisk Analytics, Inc.	28,339,398	44,068,800

Information Technology (9.18%)
	Application Software (5.79%)
100,000	ANSYS, Inc.[1]	25,699,482	33,733,000
526,300	Guidewire Software, Inc.[1]	48,175,978	88,723,654

		73,875,460	122,456,654

	Internet Services & Infrastructure (3.39%)
675,000	Shopify, Inc., Cl A1,2	34,732,650	71,772,750

Total Information Technology		108,608,110	194,229,404

Real Estate (5.24%)
	Office REITs (1.32%)
1,500,000	Douglas Emmett, Inc.	20,868,019	27,840,000

	Real Estate Services (3.51%)
1,036,700	CoStar Group, Inc.[1]	46,143,920	74,217,353

	Single-Family Residential REITs (0.41%)
235,000	American Homes 4 Rent, Cl A	5,062,679	8,793,700

Total Real Estate		72,074,618	110,851,053

Total Common Stocks		1,036,064,725	1,788,761,128

Private Common Stocks (6.76%)
Industrials (6.76%)
	Aerospace & Defense (6.76%)
629,570	Space Exploration Technologies Corp., Cl A1,3,4,6	26,390,845	116,470,450
143,170	Space Exploration Technologies Corp., Cl C1,3,4,6	6,808,820	26,486,450

Total Private Common Stocks		33,199,665	142,956,900

Private Preferred Stocks (6.32%)
Industrials (4.61%)
	Aerospace & Defense (4.61%)
29,630	Space Exploration Technologies Corp., Cl H1,3,4,6	4,000,050	54,815,500
1,479	Space Exploration Technologies Corp., Cl I1,3,4,6	249,951	2,736,150
12,346	Space Exploration Technologies Corp., Series K1,3,4,6	10,000,260	22,840,100
9,259	Space Exploration Technologies Corp., Series N1,3,4,6	2,499,930	17,129,150

Total Industrials		16,750,191	97,520,900

See Notes to Financial Statements.	3

Baron Focused Growth Fund	December 31, 2024

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Shares		Cost	Value
Private Preferred Stocks (continued)
Information Technology (1.71%)
	Application Software (1.71%)
1,670,843	X.AI Corp.[1,3,4,6]	$19,999,991	$36,173,751

Total Private Preferred Stocks		36,750,182	133,694,651

Principal Amount
Short-Term Investments (1.89%)
$39,872,503	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $39,881,032; (Fully Collateralized by $40,166,400 U.S. Treasury Note, 4.125% due 2/15/2027 Market value - $40,670,145)[5]	39,872,503	39,872,503

Total Investments (99.55%)		$1,145,887,075	2,105,285,182

Cash and Other Assets Less Liabilities (0.45%)			9,444,002

Net Assets			$2,114,729,184

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2024, the market value of restricted securities amounted to $276,651,551 or 13.08% of net assets. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

4	See Notes to Financial Statements.

December 31, 2024	Baron International Growth Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (96.39%)
Australia (1.40%)
566,963	Lynas Rare Earths Ltd.[1,3]	$2,431,906	$2,235,754
30,234	WiseTech Global Ltd.[3]	2,497,232	2,257,064

Total Australia		4,929,138	4,492,818

Brazil (1.42%)
109,875	Afya Ltd., Cl A1	1,464,642	1,744,815
215,532	Localiza Rent a Car SA3	2,384,824	1,122,615
84,661	NU Holdings Ltd., Cl A1	690,987	877,088
81,170	Suzano SA3	658,830	816,420

Total Brazil		5,199,283	4,560,938

Canada (4.56%)
49,146	Agnico Eagle Mines Ltd.	2,349,223	3,843,709
2,836	Constellation Software, Inc.	64,687	8,769,533
235,134	Lundin Mining Corp.	2,439,190	2,023,449

Total Canada		4,853,100	14,636,691

China (8.54%)
30,894	Alibaba Group Holding Limited, ADR	2,605,092	2,619,502
790,334	China Mengniu Dairy Co. Ltd.[3]	1,294,921	1,768,069
60,881	Contemporary Amperex Technology Co. Ltd., Cl A1,3	1,775,576	2,219,151
481,087	Full Truck Alliance Co. Ltd., ADR	3,349,445	5,205,361
284,497	Fuyao Glass Industry Group Co. Ltd., Cl A3	1,726,923	2,432,153
29,834	JD.com, Inc., ADR	1,130,105	1,034,345
1,641,202	Kingdee International Software Group Co. Ltd.[1,3]	1,274,300	1,783,478
138,185	Meituan, Cl B, 144A1,3	1,927,287	2,686,781
41,645	Tencent Holdings Limited[3]	593,090	2,222,711
31,390	Tencent Holdings Limited, ADR	1,285,943	1,669,320
114,565	Tencent Music Entertainment Group, ADR	1,055,354	1,300,313
94,487	Zai Lab Limited, ADR[1]	2,029,214	2,474,614

Total China		20,047,250	27,415,798

Denmark (1.01%)
31,691	Genmab A/S, ADR[1]	1,046,343	661,391
30,020	Novo Nordisk AS, ADR	2,955,380	2,582,321

Total Denmark		4,001,723	3,243,712

France (7.43%)
14,334	Airbus SE1,3	2,286,923	2,295,315
87,784	BNP Paribas S.A.[3]	3,113,028	5,389,653
82,817	Eurofins Scientific SE3	1,570,783	4,223,858
3,439	LVMH Moët Hennessy Louis Vuitton SE3	768,944	2,262,149
19,952	Pernod Ricard SA3	3,376,965	2,254,314
44,347	TotalEnergies SE3	2,555,520	2,470,786
298,331	Waga Energy SA1,3	7,634,821	4,966,623

Total France		21,306,984	23,862,698

Germany (1.91%)
57,389	Symrise AG3	4,599,683	6,121,832

Hong Kong (0.87%)
213,504	Techtronic Industries Co. Ltd.[3]	1,572,953	2,806,711

Shares		Cost	Value
Common Stocks (continued)
India (9.77%)
315,929	Bharti Airtel Ltd. PP3	$1,684,213	$4,334,783
146,671	Godrej Consumer Products Ltd.[3]	1,818,436	1,850,474
39,328	Godrej Properties Ltd.[1,3]	423,679	1,275,983
232,624	Indus Towers Ltd.[1,3]	857,439	925,856
38,903	InterGlobe Aviation Ltd., 144A1,3	1,538,521	2,065,051
416,381	Jio Financial Services Ltd.[1,3]	959,482	1,448,666
1,176,065	JM Financial Limited[3]	1,261,068	1,780,625
44,968	Kaynes Technology India Ltd.[1,3]	1,491,066	3,884,975
165,157	Max Healthcare Institute Ltd.[3]	1,106,306	2,171,009
236,445	Nippon Life India Asset Management Ltd., 144A3	757,345	2,002,974
222,432	Reliance Industries Limited[3]	1,911,607	3,150,216
78,284	Trent Ltd.[3]	1,809,463	6,495,233

Total India		15,618,625	31,385,845

Ireland (1.25%)
440,826	Bank of Ireland Group PLC[3]	3,306,150	4,020,086

Israel (5.15%)
14,733	CyberArk Software Ltd.[1]	2,665,598	4,908,299
126,928	Oddity Tech Ltd., Cl A1	4,300,841	5,333,514
29,369	Wix.com Ltd.[1]	2,121,011	6,301,119

Total Israel		9,087,450	16,542,932

Italy (0.85%)
125,584	Stevanato Group SpA	2,649,721	2,736,475

Japan (10.57%)
143,650	Ajinomoto Co., Inc.[3]	5,357,223	5,848,114
44,775	Japan Airport Terminal Co. Ltd.[3]	1,822,435	1,411,705
145,252	Japan Exchange Group, Inc.[3]	1,312,805	1,611,632
10,118	Keyence Corporation[3]	2,600,374	4,112,677
851,966	LY Corp.[3]	2,327,705	2,252,675
295,681	Mitsubishi UFJ Financial Group, Inc., ADR	2,104,691	3,465,381
68,600	Recruit Holdings Co, Ltd.[3]	1,093,317	4,768,243
227,200	SMS Co. Ltd.[3]	6,237,826	2,253,384
229,191	Sumitomo Mitsui Financial Group, Inc.[3]	3,245,627	5,500,636
18,133	Tokyo Electron Limited[3]	1,479,590	2,725,739

Total Japan		27,581,593	33,950,186

Korea, Republic of (5.95%)
98,752	Coupang, Inc., Cl A1	1,175,761	2,170,569
21,392	HD Hyundai Heavy Industries Co. Ltd.[1,3]	1,971,006	4,142,912
47,742	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[1,3]	3,415,122	7,342,220
28,658	ISC Co. Ltd.[3]	1,178,696	1,376,639
14,855	Park Systems Corp.[1,3]	1,951,113	2,110,992
35,448	Samsung Electronics Co., Ltd.[3]	1,892,966	1,265,026
6,182	SK Hynix, Inc.[3]	786,277	708,397

Total Korea, Republic of		12,370,941	19,116,755

Netherlands (7.72%)
90,734	AMG Critical Materials NV3	2,181,920	1,304,804
16,519	argenx SE, ADR[1]	463,028	10,159,185
6,122	BE Semiconductor Industries NV3	787,330	839,131
56,551	DSM-Firmenich AG3	7,177,151	5,716,399

See Notes to Financial Statements.	5

Baron International Growth Fund	December 31, 2024

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (continued)

Netherlands (continued)
45,628	Prosus NV	$1,600,969	$1,812,565
194,063	Universal Music Group NV3	4,137,782	4,963,959

Total Netherlands		16,348,180	24,796,043

Peru (1.04%)
18,162	Credicorp, Ltd.	2,564,129	3,329,458

Poland (3.20%)
28,609	Dino Polska SA, 144A1	2,045,474	2,700,060
444,491	InPost SA1,3	4,086,824	7,588,412

Total Poland		6,132,298	10,288,472

Russia (0.00%)^
487,800	Sberbank of Russia PJSC[2,4]	1,650,983	249

Spain (4.54%)
1,033,243	eDreams ODIGEO SA1	7,196,118	9,311,475
102,964	Industria de Diseno Textil, S.A.[3]	2,977,131	5,274,220

Total Spain		10,173,249	14,585,695

Sweden (1.92%)
265,359	Epiroc AB, Cl A3	4,367,765	4,624,574
56,172	EQT AB3	1,787,822	1,552,809

Total Sweden		6,155,587	6,177,383

Switzerland (1.22%)
9,861	Compagnie Financiere Richemont SA, Cl A3	1,154,305	1,491,714
29,618	Nestle S.A.[3]	2,617,877	2,429,955

Total Switzerland		3,772,182	3,921,669

Taiwan (4.21%)
20,566	eMemory Technology, Inc.[3]	1,575,114	2,101,171
330,453	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	6,879,824	10,739,730
3,467	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	211,499	684,698

Total Taiwan		8,666,437	13,525,599

United Kingdom (7.71%)
87,652	AstraZeneca PLC, ADR	3,360,883	5,742,959
311,104	B&M European Value Retail S.A.[3]	1,158,741	1,426,401
154,122	BAE Systems PLC[3]	2,701,306	2,210,922
140,802	Experian plc[3]	2,722,320	6,051,648
22,038	Linde Public Limited Company[3]	3,213,541	9,323,836

Total United Kingdom		13,156,791	24,755,766

United States (4.15%)
42,137	Agilent Technologies, Inc.	1,642,510	5,660,685
83,212	Arch Capital Group Ltd.[1]	1,253,630	7,684,628

Total United States		2,896,140	13,345,313

Total Common Stocks		208,640,570	309,619,124

Shares		Cost	Value
Warrants (0.00%)
Canada (0.00%)
5,029	Constellation Software, Inc. Exp. 3/31/2040 [1,2,4]	$0	$0

Principal Amount
Short-Term Investments (4.18%)
$13,443,762	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $13,446,637; (Fully Collateralized by $13,673,200 U.S. Treasury Note, 4.125% due 10/31/2027 Market value - $13,712,752)[3]	13,443,762	13,443,762

Total Investments (100.57%)		$222,084,332	323,062,886

Liabilities Less Cash and Other Assets (-0.57%)			(1,820,849)

Net Assets			$321,242,037

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At December 31, 2024, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $249 or 0.00% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the market value of Rule 144A securities amounted to $9,454,866 or 2.94% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of December 31, 2024	Percentage of Net Assets

Industrials	17.5%

Information Technology	17.0%

Consumer Discretionary	12.7%

Financials	12.0%

Health Care	11.3%

Materials	9.8%

Consumer Staples	6.9%

Communication Services	5.5%

Energy	3.3%

Real Estate	0.4%

Cash and Cash Equivalents*	3.6%
100.0%**

*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

6	See Notes to Financial Statements.

December 31, 2024	Baron Real Estate Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (92.79%)
Consumer Discretionary (23.61%)
	Casinos & Gaming (4.03%)
1,197,600	Las Vegas Sands Corp.	$51,297,867	$61,508,736
129,055	MGM Resorts International[1]	3,934,614	4,471,756
451,249	Red Rock Resorts, Inc., Cl A	3,994,242	20,865,754

		59,226,723	86,846,246

	Home Improvement Retail (2.24%)
195,650	Lowe’s Companies, Inc.	38,943,126	48,286,420

	Homebuilding (7.93%)
358,550	D.R. Horton, Inc.	23,254,143	50,132,461
84,200	Installed Building Products, Inc.	9,298,931	14,756,050
347,649	Lennar Corp., Cl A	23,457,068	47,408,894
466,300	Toll Brothers, Inc.	20,156,419	58,730,485

		76,166,561	171,027,890

	Hotels, Resorts & Cruise Lines (9.41%)
423,550	Expedia Group, Inc.[1]	71,695,003	78,920,071
261,250	Hilton Worldwide Holdings, Inc.	43,363,280	64,570,550
378,100	Hyatt Hotels Corp., Cl A	48,394,212	59,354,138

		163,452,495	202,844,759

Total Consumer Discretionary		337,788,905	509,005,315

Financials (12.79%)
	Asset Management & Custody Banks (12.79%)
623,550	Blackstone, Inc.	60,955,481	107,512,491
1,163,056	Brookfield Asset Management Ltd., Cl A2	46,233,035	63,026,004
1,831,075	Brookfield Corp., Cl A2	75,643,472	105,195,259

Total Financials		182,831,988	275,733,754

Industrials (4.04%)
	Building Products (1.55%)
59,200	Builders FirstSource, Inc.[1]	8,219,673	8,461,456
361,700	Trex Co., Inc.[1]	25,211,174	24,968,151

		33,430,847	33,429,607

	Trading Companies & Distributors (2.49%)
406,735	SiteOne Landscape Supply, Inc.[1]	51,129,838	53,595,471

Total Industrials		84,560,685	87,025,078

Information Technology (4.90%)
	Internet Services & Infrastructure (4.90%)
4,442,498	GDS Holdings Ltd., ADR[1,2]	56,422,249	105,553,753

Materials (4.34%)
	Construction Materials (1.61%)
134,695	Vulcan Materials Co.	26,111,108	34,647,595

	Forest Products (2.73%)
568,552	Louisiana-Pacific Corp.	52,425,585	58,873,559

Total Materials		78,536,693	93,521,154

Shares		Cost	Value
Common Stocks (continued)
Real Estate (43.11%)
	Data Center REITs (12.89%)
504,554	Digital Realty Trust, Inc.	$62,811,577	$89,472,561
199,735	Equinix, Inc.	143,841,236	188,328,134

		206,652,813	277,800,695

	Health Care REITs (4.45%)
760,650	Welltower, Inc.	69,379,147	95,864,720

	Multi-Family Residential REITs (4.23%)
152,915	AvalonBay Communities, Inc.	30,049,712	33,636,713
802,202	Equity Residential	51,477,732	57,566,015

		81,527,444	91,202,728

	Office REITs (6.19%)
1,196,350	Kilroy Realty Corp.	49,146,789	48,392,357
2,021,750	Vornado Realty Trust	71,359,246	84,994,370

		120,506,035	133,386,727

	Other Specialized REITs (0.35%)
72,750	Iron Mountain, Inc.	8,454,033	7,646,753

	Real Estate Services (12.55%)
807,150	CBRE Group, Inc., Cl A1	70,555,716	105,970,723
836,413	CoStar Group, Inc.[1]	47,025,088	59,878,807
413,642	Jones Lang LaSalle, Inc.[1]	80,909,322	104,709,336

		198,490,126	270,558,866

	Retail REITs (2.45%)
2,655,032	The Macerich Co.	48,973,091	52,888,237

Total Real Estate		733,982,689	929,348,726

Total Common Stocks		1,474,123,209	2,000,187,780

Principal Amount
Short-Term Investments (6.96%)

$150,071,983	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $150,104,082; (Fully Collateralized by $151,177,800 U.S. Treasury Note, 4.125% due 2/15/2027 Market value - $153,073,432)[3]	150,071,983	150,071,983

Total Investments (99.75%)		$1,624,195,192	2,150,259,763

Cash and Other Assets Less Liabilities (0.25%)			5,456,670

Net Assets			$2,155,716,433

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	7

Baron Emerging Markets Fund	December 31, 2024

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (98.68%)
Argentina (0.39%)
8,313	MercadoLibre, Inc.[1]	$14,805,970	$14,135,758

Brazil (5.02%)
1,237,315	Afya Ltd., Cl A1	26,538,292	19,648,562
2,728,210	Banco BTG Pactual SA3	19,025,640	12,001,252
1,717,498	Inter & Co., Inc. BDR[3]	6,897,527	7,185,194
5,674,912	Localiza Rent a Car SA3	37,926,802	29,558,222
2,252,646	NU Holdings Ltd., Cl A1	17,368,555	23,337,413
926,285	Sigma Lithium Corp.[1]	13,181,950	10,392,918
4,099,322	Suzano SA3	33,323,940	41,231,572
2,615,421	WEG SA	20,876,500	22,340,420
1,334,453	XP, Inc., Cl A	16,959,365	15,813,268

Total Brazil		192,098,571	181,508,821

China (26.59%)
1,070,241	Alibaba Group Holding Limited, ADR	87,898,169	90,745,734
20,352,485	China Mengniu Dairy Co. Ltd.[3]	36,833,294	45,530,878
2,103,279	Contemporary Amperex Technology Co. Ltd., Cl A3	60,721,919	76,665,840
7,360,275	Full Truck Alliance Co. Ltd., ADR	53,705,895	79,638,176
4,802,853	Fuyao Glass Industry Group Co. Ltd., Cl A3	28,723,607	41,059,399
2,552,512	Galaxy Entertainment Group Ltd.[3]	15,626,241	10,745,140
904,340	JD.com, Inc., ADR	34,814,118	31,353,468
4,036,505	Jiangsu Hengli Hydraulic Co. Ltd., Cl A3	30,730,617	29,184,083
1,261,764	Kanzhun Ltd., ADR[1]	19,384,133	17,412,343
40,505,642	Kingdee International Software Group Co. Ltd.[1,3]	31,127,201	44,017,071
523,087	Kingsoft Corp. Ltd.[3]	1,390,067	2,246,080
91,218	Kweichow Moutai Co. Ltd., Cl A3	21,942,378	19,045,448
3,754,800	Meituan, Cl B, 144A1,3	57,642,103	73,005,925
2,014,625	Midea Group Co. Ltd.[1,3]	15,238,940	19,388,492
1,962,813	Midea Group Co., Ltd., Cl A3	12,786,562	20,222,264
10,752,405	NARI Technology Co. Ltd., Cl A3	33,587,994	37,157,668
6,732,170	SF Holding Co. Ltd., Cl H1	29,986,176	29,254,664
217,324	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A3	6,141,406	7,590,671
5,277,360	Shenzhou International Group Holdings Ltd.[3]	29,395,220	41,622,747
2,710,734	Tencent Holdings Limited[3]	57,675,110	144,679,522
517,774	Tencent Holdings Limited, ADR	21,774,942	27,535,221
2,285,348	Tencent Music Entertainment Group, ADR	21,576,878	25,938,700
239,044	Yum China Holdings, Inc., (Hong Kong)[3]	12,303,326	11,427,829
1,393,018	Zai Lab Limited, ADR[1]	27,961,325	36,483,141

Total China		748,967,621	961,950,504

Hong Kong (1.30%)
10,833,485	Budweiser Brewing Co. APAC Ltd., 144A3	24,652,356	10,346,732
2,786,350	Techtronic Industries Co. Ltd.[3]	10,849,467	36,629,199

Total Hong Kong		35,501,823	46,975,931

India (27.51%)
2,563,257	Aarti Industries Ltd.[3]	25,728,207	12,251,824
578,978	Bajaj Finance Limited[3]	24,582,825	46,039,484
3,888,150	Bharti Airtel Ltd.[3]	27,508,899	71,991,674
1,312,923	Bharti Airtel Ltd. PP3	5,357,016	18,014,289
714,588	Cholamandalam Investment & Finance Co. Ltd.[3]	11,436,744	9,878,734
480,924	Cummins India Ltd.[3]	21,376,949	18,341,756
7,031,903	DCW Ltd.[1,3]	7,955,403	7,495,650
2,660,674	Godrej Consumer Products Ltd.[3]	30,181,840	33,568,385

Shares		Cost	Value
Common Stocks (continued)
India (continued)
929,090	Godrej Properties Ltd.[1,3]	$16,980,600	$30,144,005
1,302,364	HDFC Bank Ltd.[3]	21,982,076	26,933,288
10,912,633	Indus Towers Ltd.[1,3]	30,734,337	43,432,857
674,195	InterGlobe Aviation Ltd., 144A1,3	25,520,192	35,787,658
8,067,608	Jio Financial Services Ltd.[1,3]	19,405,179	28,068,696
28,808,717	JM Financial Limited[3]	34,088,876	43,617,933
658,280	Kaynes Technology India Ltd.[1,3]	23,284,687	56,871,575
895,648	Mahindra & Mahindra Ltd.[3]	16,644,736	31,350,550
2,573,958	Max Healthcare Institute Ltd.[3]	18,623,790	33,834,985
4,971,038	Nippon Life India Asset Management Ltd., 144A3	15,922,489	42,110,678
296,587	Nuvama Wealth Management Ltd.[3]	11,490,597	23,964,208
12,311,916	Power Grid Corp. of India Ltd.[3]	47,003,728	44,314,415
3,416,919	Reliance Industries Limited[3]	28,080,447	48,392,464
2,280,545	SBI Life Insurance Company Limited, 144A3	23,274,814	36,956,033
487,319	SRF Ltd.[3]	15,183,884	12,713,092
14,689,512	Swiggy Ltd.[1]	70,999,923	92,807,020
1,479,688	Tata Communications Ltd.[3]	7,675,846	29,373,158
1,729,760	Tata Consumer Products Ltd.[3]	6,029,694	18,446,510
445,432	Titan Co. Ltd.[3]	6,007,824	16,886,285
986,298	Trent Ltd.[3]	19,365,335	81,833,265

Total India		612,426,937	995,420,471

Indonesia (0.77%)
110,111,271	Bank Rakyat Indonesia (Persero) Tbk PT3	32,067,545	27,797,419

Korea, Republic of (12.75%)
2,476,384	Coupang, Inc., Cl A1	30,557,071	54,430,920
1,407,496	Hanwha Systems Co. Ltd.[3]	24,770,411	21,516,549
319,756	HD Hyundai Heavy Industries Co. Ltd.[1,3]	16,755,773	61,925,993
705,201	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[1,3]	62,483,489	108,452,534
512,652	HPSP Co. Ltd.[3]	11,426,627	8,886,598
547,798	ISC Co. Ltd.[3]	20,650,943	26,314,476
268,984	KB Financial Group, Inc.[3]	12,879,816	15,146,747
793,582	Korea Aerospace Industries Ltd.[3]	27,018,907	29,490,934
135,280	Park Systems Corp.[1,3]	17,737,600	19,224,164
30,136	Samsung Biologics Co. Ltd., 144A1,3	23,555,920	19,310,172
1,650,811	Samsung Electronics Co., Ltd.[3]	39,876,064	58,912,170
77,864	Samsung SDI Co. Ltd.[1,3]	28,063,520	12,870,045
215,420	SK Hynix, Inc.[3]	18,423,460	24,685,045

Total Korea, Republic of		334,199,601	461,166,347

Mexico (1.34%)
7,110,590	Grupo Mexico S.A.B. de C.V., Series B	17,337,612	33,856,380
5,528,107	Wal-Mart de Mexico, S.A.B de C.V.	12,103,087	14,550,022

Total Mexico		29,440,699	48,406,402

Peru (1.50%)
296,670	Credicorp, Ltd.	37,657,393	54,385,544

Philippines (1.58%)
35,413,065	Ayala Land, Inc.[3]	23,215,722	15,939,232
16,713,651	BDO Unibank, Inc.[3]	29,281,259	41,345,735

Total Philippines		52,496,981	57,284,967

Poland (2.92%)
304,908	Dino Polska SA, 144A1	27,178,770	28,776,606
4,511,744	InPost SA1,3	55,790,229	77,025,119

Total Poland		82,968,999	105,801,725

8	See Notes to Financial Statements.

December 31, 2024	Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (continued)
Russia (0.00%)^
17,949,100	Sberbank of Russia PJSC[2,4]	$64,430,586	$9,156

South Africa (1.34%)
644,582	Gold Fields Ltd.[3]	6,833,337	8,433,315
1,541,455	Gold Fields Ltd., ADR	15,561,359	20,347,206
88,900	Naspers Ltd., Cl N3	12,563,141	19,687,570

Total South Africa		34,957,837	48,468,091

Spain (0.39%)
1,791,760	Codere Online Luxembourg, S.A. Forward Shares[1]	17,917,600	11,556,852
358,352	Codere Online Luxembourg, S.A. Founders Shares[1]	3,116	2,311,371
26,518	Codere Online Luxembourg, S.A. Private Shares, Cl A1	265,181	171,041

Total Spain		18,185,897	14,039,264

Taiwan (14.55%)
146,999	ASPEED Technology, Inc.[3]	16,072,130	14,877,477
1,358,013	Chroma ATE, Inc.[3]	13,708,802	16,896,853
4,882,451	Delta Electronics, Inc.[3]	17,698,671	63,907,563
2,728,752	E Ink Holdings, Inc.[3]	22,758,408	22,721,630
281,926	eMemory Technology, Inc.[3]	23,012,621	28,803,595
9,510,315	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	174,678,044	309,085,455
354,335	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,424,194	69,977,619

Total Taiwan		274,352,870	526,270,192

United Arab Emirates (0.73%)
69,595,721	Talabat Holding PLC[1]	30,548,638	26,526,731

Total Common Stocks		2,595,107,968	3,570,147,323

Private Common Stocks (1.15%)
India (1.15%)
27,027	Pine Labs PTE. Ltd., Series 1[1,2,4]	10,077,362	10,434,854
6,833	Pine Labs PTE. Ltd., Series A1,2,4	2,547,771	2,638,153
7,600	Pine Labs PTE. Ltd., Series B1,2,4	2,833,757	2,934,284
6,174	Pine Labs PTE. Ltd., Series B2[1,2,4]	2,302,055	2,383,720
9,573	Pine Labs PTE. Ltd., Series C1,2,4	3,569,416	3,696,040
1,932	Pine Labs PTE. Ltd., Series C1[1,2,4]	720,371	745,926
2,459	Pine Labs PTE. Ltd., Series D1,2,4	916,870	949,395
45,680	Pine Labs PTE. Ltd., Series J1,2,4	17,032,398	17,636,591

Total Private Common Stocks		40,000,000	41,418,963

Shares		Cost	Value
Private Convertible Preferred Stocks (0.00%)^
India (0.00%)^
15,334	Think & Learn Private Limited, Series F1,2,4	$49,776,072	$73,536

Warrants (0.00%)^
Spain (0.00%)^
13,259	Codere Online Luxembourg S.A. Private Shares Exp. 11/30/2026 exercise price USD 11.50 [1]	0	7,955

Principal Amount
Short-Term Investments (1.01%)
$36,677,785	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $36,685,630; (Fully Collateralized by $21,763,100 U.S. Treasury Note, 4.125% due 2/15/2027 Market value - $22,036,007 and Fully Collateralized by $15,331,100 U.S. Treasury Note, 4.125% due 10/31/2027 Market value - $15,375,396)[3]	36,677,785	36,677,785

Total Investments (100.84%)		$2,721,561,825	3,648,325,562

Liabilities Less Cash and Other Assets (-0.84%)			(30,404,688)

Net Assets			$3,617,920,874

%	Represents percentage of net assets.
^	Rounds to less than 0.01%.
[1]	Non-income producing securities.
[2]

At December 31, 2024, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $41,501,655 or 1.15% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the market value of Rule 144A securities amounted to $246,293,804 or 6.81% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	9

Baron Emerging Markets Fund	December 31, 2024

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Summary of Investments by Sector as of December 31, 2024	Percentage of Net Assets

Information Technology	21.5%

Consumer Discretionary	19.7%

Industrials	19.2%

Financials	13.7%

Communication Services	10.5%

Consumer Staples	4.7%

Materials	4.1%

Health Care	2.7%

Energy	1.3%

Real Estate	1.3%

Utilities	1.2%

Cash and Cash Equivalents*	0.2%
100.0%**

*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

10	See Notes to Financial Statements.

December 31, 2024	Baron Global Advantage Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (89.02%)
Argentina (9.01%)
61,883	Globant S.A.[1]	$4,029,714	$13,268,953
23,414	MercadoLibre, Inc.[1]	11,969,268	39,814,102

Total Argentina		15,998,982	53,083,055

Brazil (1.30%)
483,261	Afya Ltd., Cl A1	8,742,077	7,674,185

Canada (9.48%)
525,424	Shopify, Inc., Cl A1	19,140,093	55,868,334

China (0.66%)
40,272	PDD Holdings, Inc.[1]	5,667,876	3,905,981

India (6.37%)
203,149	Bajaj Finance Limited[3]	11,299,075	16,154,111
6,607,712	Zomato Ltd.[1,3]	10,977,766	21,404,757

Total India		22,276,841	37,558,868

Israel (4.96%)
323,315	Fiverr International Ltd.[1]	7,334,441	10,258,785
88,332	Wix.com Ltd.[1]	7,441,819	18,951,631

Total Israel		14,776,260	29,210,416

Korea, Republic of (4.72%)
1,266,419	Coupang, Inc., Cl A1	21,124,082	27,835,890

Netherlands (9.70%)
8,934	Adyen N.V., 144A1,3	6,863,044	13,276,620
44,829	argenx SE, ADR[1]	2,465,088	27,569,835
23,273	ASML Holding N.V.[3]	4,319,538	16,301,205

Total Netherlands		13,647,670	57,147,660

Poland (2.12%)
733,515	InPost SA1,3	8,201,625	12,522,670

Spain (1.32%)
827,902	Codere Online Luxembourg S.A.[1]	7,576,156	5,339,968
271,380	Codere Online Luxembourg, S.A. Forward Shares[1]	2,713,800	1,750,401
104,612	Codere Online Luxembourg, S.A. Founders Shares[1]	910	674,747

Total Spain		10,290,866	7,765,116

Taiwan (1.11%)
33,094	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,389,735	6,535,733

United Kingdom (2.62%)
500,477	Endava plc, ADR[1]	19,020,911	15,464,739

United States (35.65%)
139,157	Bill.Com Holdings, Inc.[1]	5,551,114	11,787,989
171,036	Block, Inc.[1]	13,804,826	14,536,350
345,359	Cloudflare, Inc., Cl A1	7,427,363	37,188,257
22,497	Crowdstrike Holdings, Inc., Cl A1	1,126,875	7,697,573
159,444	Datadog, Inc., Cl A1	6,376,119	22,782,953
387,028	GDS Holdings Ltd., ADR[1]	4,436,268	9,195,785
154	GRAIL, Inc.[1]	7,341	2,749
49,941	Illumina, Inc.[1]	6,073,385	6,673,616
1,423,030	indie Semiconductor, Inc., Cl A1	8,017,750	5,763,271
362,023	NVIDIA Corp.	6,828,742	48,616,069

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
25,007	ServiceTitan, Inc., Cl A1	$1,775,497	$2,572,470
116,938	Snowflake, Inc., Cl A1	14,032,560	18,056,397
24,680	Tesla, Inc.[1]	5,765,746	9,966,771
74,811	Viking Therapeutics, Inc.[1]	4,953,838	3,010,395
68,332	Zscaler, Inc.[1]	3,074,763	12,327,776

Total United States		89,252,187	210,178,421

Total Common Stocks		253,529,205	524,751,068

Private Common Stocks (10.37%)
United States (10.37%)
299,761	Farmers Business Network, Inc.[1,2,4]	12,250,007	557,556
252,130	Space Exploration Technologies Corp., Cl A1,2,4	11,571,518	46,644,050
75,250	Space Exploration Technologies Corp., Cl C1,2,4	3,428,124	13,921,250

Total Private Common Stocks		27,249,649	61,122,856

Private Convertible Preferred Stocks (0.01%)
India (0.01%)
9,201	Think & Learn Private Limited, Series F1,2,4	29,867,591	44,124

Private Preferred Stocks (0.08%)
United States (0.08%)
461,004	GM Cruise Holdings LLC, Cl G1,2,4	12,147,455	461,005

Warrants (0.06%)
Israel (0.01%)
68,986	Innovid Corp., Exp. 12/31/2027 exercise price USD 11.50[1]	117,942	7,582
228,748	Taboola.com Ltd., Exp. 6/29/2026 exercise price USD 11.50[1]	417,100	71,621

Total Israel		535,042	79,203

Spain (0.05%)
502,360	Codere Online Luxembourg S.A. Private Shares, Exp. 11/30/2026 exercise price USD 11.50[1]	845,632	301,416

Total Warrants		1,380,674	380,619

Total Investments (99.54%)		$324,174,574	586,759,672

Cash and Other Assets Less Liabilities (0.46%)			2,729,326

Net Assets			$589,488,998

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At December 31, 2024, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $61,627,985 or 10.45% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the market value of Rule 144A securities amounted to $13,276,620 or 2.25% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	11

Baron Global Advantage Fund	December 31, 2024

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Summary of Investments by Sector as of December 31, 2024	Percentage of Net Assets

Information Technology	51.3%

Consumer Discretionary	20.1%

Industrials	14.2%

Financials	7.5%

Health Care	6.3%

Materials	0.1%

Communication Services	0.0%^

Cash and Cash Equivalents*	0.5%
100.0%**

^	Rounds to less than 0.1%.
*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

12	See Notes to Financial Statements.

December 31, 2024	Baron Real Estate Income Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (93.80%)
Consumer Discretionary (1.41%)
	Hotels, Resorts & Cruise Lines (1.41%)
10,447	Hilton Worldwide Holdings, Inc.	$2,063,991	$2,582,081

Financials (10.83%)
	Asset Management & Custody Banks (10.83%)
35,457	Blackstone, Inc.	4,854,760	6,113,496
145,265	Brookfield Corp., Cl A2	6,830,319	8,345,474
99,816	Brookfield Asset Management Ltd., Cl A2	4,067,568	5,409,029

Total Financials		15,752,647	19,867,999

Information Technology (5.71%)
	Internet Services & Infrastructure (5.71%)
441,208	GDS Holdings Ltd., ADR[1,2]	4,035,091	10,483,102

Real Estate (75.85%)
	Data Center REITs (16.17%)
61,276	Digital Realty Trust, Inc.	7,244,799	10,866,073
19,939	Equinix, Inc.	15,131,900	18,800,284

		22,376,699	29,666,357

	Health Care REITs (15.58%)
122,775	American Healthcare REIT, Inc.	3,488,148	3,489,266
89,716	Healthpeak Properties, Inc.	1,616,820	1,818,543
136,979	Ventas, Inc.	7,428,366	8,066,693
120,814	Welltower, Inc.	9,514,734	15,226,189

		22,048,068	28,600,691

	Hotel & Resort REITs (3.70%)
332,317	Park Hotels & Resorts, Inc.	4,884,128	4,675,700
20,315	Ryman Hospitality Properties, Inc.	2,126,952	2,119,667

		7,011,080	6,795,367

	Multi-Family Residential REITs (14.38%)
30,240	AvalonBay Communities, Inc.	5,707,962	6,651,893
164,082	Equity Residential	10,890,726	11,774,524
401,781	Independence Realty Trust, Inc.	7,626,166	7,971,335

		24,224,854	26,397,752

	Office REITs (9.17%)
153,627	Kilroy Realty Corp.	6,297,951	6,214,212
252,456	Vornado Realty Trust	7,981,544	10,613,251

		14,279,495	16,827,463

	Other Specialized REITs (0.61%)
10,555	Iron Mountain, Inc.	1,235,129	1,109,436

	Retail REITs (13.52%)
58,536	Agree Realty Corp.	4,006,490	4,123,861
131,428	Brixmor Property Group, Inc.	3,453,836	3,658,956
501,545	The Macerich Co.	8,091,223	9,990,776
40,900	Simon Property Group, Inc.	6,407,452	7,043,389

		21,959,001	24,816,982

Shares		Cost	Value
Common Stocks (continued)

Real Estate (continued)

	Single-Family Residential REITs (2.18%)
106,900	American Homes 4 Rent, Cl A	$3,612,485	$4,000,198

	Timber REITs (0.54%)
35,435	Weyerhaeuser Co.	991,840	997,495

Total Real Estate		117,738,651	139,211,741

Total Common Stocks		139,590,380	172,144,923

Principal Amount
Short-Term Investments (5.57%)
$10,226,794	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $10,228,982; (Fully Collateralized by $10,302,200 U.S. Treasury Note, 4.125% due 2/15/2027 Market value - $10,431,429)[3]	10,226,794	10,226,794

Total Investments (99.37%)		$149,817,174	182,371,717

Cash and Other Assets Less Liabilities (0.63%)			1,164,408

Net Assets			$183,536,125

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	13

Baron Health Care Fund	December 31, 2024

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (91.07%)
Health Care (91.07%)
	Biotechnology (25.10%)
122,500	Arcellx, Inc.[1]	$6,578,876	$9,394,525
23,555	argenx SE, ADR[1,2]	8,176,329	14,486,325
44,000	Biohaven Ltd.[1,2]	1,580,219	1,643,400
15,000	BioNTech SE, ADR[1,2]	1,715,055	1,709,250
60,000	Insmed, Inc.[1]	4,365,039	4,142,400
6,000	Janux Therapeutics, Inc.[1]	376,271	321,240
25,000	Kymera Therapeutics, Inc.[1]	1,170,440	1,005,750
75,000	Rocket Pharmaceuticals, Inc.[1]	1,193,462	942,750
40,000	Ultragenyx Pharmaceutical, Inc.[1]	2,256,928	1,682,800
25,000	Vaxcyte, Inc.[1]	2,737,361	2,046,500
18,000	Vertex Pharmaceuticals, Incorporated[1]	4,451,188	7,248,600
100,100	Xenon Pharmaceuticals, Inc.[1,2]	3,651,406	3,923,920

		38,252,574	48,547,460

	Health Care Equipment (23.88%)
159,000	Boston Scientific Corp.[1]	8,552,673	14,201,880
7,500	DexCom, Inc.[1]	823,467	583,275
20,000	Glaukos Corp.[1]	1,931,207	2,998,800
6,000	IDEXX Laboratories, Inc.[1]	2,325,418	2,480,640
12,000	Inspire Medical Systems, Inc.[1]	1,660,719	2,224,560
30,233	Intuitive Surgical, Inc.[1]	7,267,519	15,780,417
22,000	Stryker Corp.	6,547,461	7,921,100

		29,108,464	46,190,672

	Health Care Facilities (2.02%)
6,500	HCA Healthcare, Inc.	1,315,530	1,950,975
15,500	Tenet Healthcare Corp.[1]	2,022,390	1,956,565

		3,337,920	3,907,540

	Health Care Services (1.26%)
35,000	RadNet, Inc.[1]	1,643,218	2,444,400

	Health Care Supplies (2.85%)
60,000	The Cooper Companies, Inc.	5,160,554	5,515,800

	Life Sciences Tools & Services (14.88%)
10,000	Bio-Techne Corporation	569,865	720,300
30,000	Danaher Corp.	7,535,467	6,886,500
7,500	Illumina, Inc.[1]	1,027,601	1,002,225
2,350	Mettler-Toledo International, Inc.[1]	2,383,840	2,875,648
35,000	Natera, Inc.[1,3]	2,256,724	5,540,500
20,000	Thermo Fisher Scientific, Inc.	10,039,092	10,404,600
4,100	West Pharmaceutical Services, Inc.	1,098,966	1,342,996

		24,911,555	28,772,769

	Managed Health Care (9.99%)
30,000	HealthEquity, Inc.[1]	2,828,022	2,878,500
32,500	UnitedHealth Group, Incorporated	11,669,284	16,440,450

		14,497,306	19,318,950

	Pharmaceuticals (11.09%)
20,000	AstraZeneca PLC, ADR[2]	1,147,558	1,310,400
60,000	Edgewise Therapeutics, Inc.[1]	1,740,840	1,602,000
20,000	Eli Lilly & Co.	4,305,205	15,440,000
85,000	WaVe Life Sciences Ltd.[1,2]	1,308,070	1,051,450
12,500	Zoetis, Inc.	1,808,548	2,036,625

		10,310,221	21,440,475

Total Common Stocks		127,221,812	176,138,066

Principal Amount		Cost	Value
Short-Term Investments (9.14%)
$17,677,939	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $17,681,720; (Fully Collateralized by $17,808,200 U.S. Treasury Note, 4.125% due 2/15/2027 Market value - $18,031,498)[4]	$17,677,939	$17,677,939

Total Investments (100.21%)		$144,899,751	193,816,005

Liabilities Less Cash and Other Assets (-0.21%)			(412,489)

Net Assets			$193,403,516

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

14	See Notes to Financial Statements.

December 31, 2024	Baron FinTech Fund

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (99.51%)
Consumer Discretionary (3.37%)
	Broadline Retail (3.37%)
1,370	MercadoLibre, Inc.[1]	$2,029,389	$2,329,603

Financials (71.55%)
	Asset Management & Custody Banks (5.63%)
1,200	Blackrock, Inc.	897,601	1,230,132
18,000	KKR & Co., Inc.	2,035,995	2,662,380

		2,933,596	3,892,512

	Diversified Banks (1.95%)
130,000	NU Holdings Ltd., Cl A1,2	1,051,999	1,346,800

	Diversified Financial Services (4.26%)
17,800	Apollo Global Management, Inc.	1,279,284	2,939,848

	Financial Exchanges & Data (19.81%)
5,000	CME Group, Inc.	1,025,662	1,161,150
3,000	FactSet Research Systems, Inc.	1,238,688	1,440,840
4,000	Moody’s Corp.	1,417,488	1,893,480
5,200	Morningstar, Inc.	1,144,198	1,751,152
3,150	MSCI, Inc.	1,353,379	1,890,031
6,200	S&P Global, Inc.	2,417,984	3,087,786
18,800	Tradeweb Markets, Inc., Cl A	1,559,960	2,461,296

		10,157,359	13,685,735

	Insurance Brokers (1.22%)
10,000	Baldwin Insurance Group, Inc. Cl A1	287,121	387,600
14,800	TWFG, Inc.[1]	253,845	455,840

		540,966	843,440

	Investment Banking & Brokerage (11.00%)
10,000	Houlihan Lokey, Inc.	746,412	1,736,600
11,000	Interactive Brokers Group, Inc., Cl A	948,392	1,943,370
8,600	LPL Financial Holdings, Inc.	1,861,055	2,807,986
8,000	Robinhood Markets, Inc.[1]	324,398	298,080
11,000	The Charles Schwab Corp.	808,792	814,110

		4,689,049	7,600,146

	Life & Health Insurance (1.06%)
2,700	Primerica, Inc.	701,456	732,834

	Property & Casualty Insurance (6.99%)
18,000	Arch Capital Group Ltd.[1,2]	1,477,058	1,662,300
1,600	Kinsale Capital Group, Inc.	270,056	744,208
10,100	The Progressive Corp.	1,199,031	2,420,061

		2,946,145	4,826,569

	Transaction & Payment Processing Services (19.63%)
13,908	Block, Inc.[1]	2,510,342	1,182,041
13,000	Fiserv, Inc.[1]	1,390,370	2,670,460
1,000	Global Payments, Inc.	101,178	112,060
6,000	Jack Henry & Associates, Inc.	999,875	1,051,800
6,000	Mastercard, Incorporated, Cl A	2,060,483	3,159,420
10,000	Visa, Inc., Cl A	2,101,899	3,160,400
3,300	WEX, Inc.[1]	668,542	578,556
124,000	Wise PLC, Cl A (United Kingdom)[1,2,3]	1,430,338	1,648,129

		11,263,027	13,562,866

Total Financials		35,562,881	49,430,750

Shares		Cost	Value
Common Stocks (continued)
Industrials (4.95%)
	Research & Consulting Services (4.95%)
3,000	Equifax, Inc.	$662,551	$764,550
10,200	TransUnion	989,148	945,642
6,200	Verisk Analytics, Inc.	1,183,525	1,707,666

Total Industrials		2,835,224	3,417,858

Information Technology (18.71%)
	Application Software (15.04%)
12,000	Alkami Technology, Inc.[1]	304,616	440,160
4,000	Bill.Com Holdings, Inc.[1]	452,074	338,840
20,000	Clearwater Analytics Holdings, Inc., Cl A1	483,869	550,400
1,350	Fair Isaac Corp.[1]	585,898	2,687,756
13,500	Guidewire Software, Inc.[1]	1,517,347	2,275,830
14,700	Intapp, Inc.[1]	645,301	942,123
4,200	Intuit, Inc.	1,544,963	2,639,700
5,000	ServiceTitan, Inc., Cl A1	403,852	514,350

		5,937,920	10,389,159

	Internet Services & Infrastructure (1.85%)
12,000	Shopify, Inc., Cl A1,2	1,691,746	1,275,960

	IT Consulting & Other Services (1.82%)
1,500	Accenture plc, Cl A2	358,144	527,685
25,000	CI&T, Inc., Cl A1,2	364,692	151,750
2,700	Globant S.A.[1,2]	605,399	578,934

		1,328,235	1,258,369

Total Information Technology		8,957,901	12,923,488

Real Estate (0.93%)
	Real Estate Services (0.93%)
9,000	CoStar Group, Inc.[1]	771,264	644,310

Total Common Stocks		50,156,659	68,746,009

Principal Amount
Short-Term Investments (0.43%)
$295,273	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $295,336; (Fully Collateralized by $297,500 U.S. Treasury Note, 4.125% due 2/15/2027 Market value - $301,282)[3]	295,273	295,273

Total Investments (99.94%)		$50,451,932	69,041,282

Cash and Other Assets Less Liabilities (0.06%)			43,315

Net Assets			$69,084,597

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	15

Baron India Fund	December 31, 2024

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (96.73%)
Communication Services (13.05%)
	Integrated Telecommunication Services (3.43%)
42,514	Indus Towers Ltd.[1,3]	$140,672	$169,208
6,729	Tata Communications Ltd.[3]	142,185	133,577

		282,857	302,785

	Movies & Entertainment (0.98%)
9,799	Tips Industries Ltd.[3]	59,189	87,037

	Wireless Telecommunication Services (8.64%)
55,619	Bharti Airtel Ltd. PP3	656,605	763,134

Total Communication Services		998,651	1,152,956

Consumer Discretionary (15.87%)
	Apparel Retail (6.90%)
7,346	Trent Ltd.[3]	390,917	609,498

	Apparel, Accessories & Luxury Goods (0.55%)
1,280	Titan Co. Ltd.[3]	39,712	48,525

	Automobile Manufacturers (2.97%)
7,503	Mahindra & Mahindra Ltd.[3]	233,255	262,629

	Consumer Electronics (0.86%)
362	Dixon Technologies India Ltd.[3]	35,432	75,642

	Restaurants (4.59%)
125,258	Zomato Ltd. (India)[1,3]	244,016	405,756

Total Consumer Discretionary		943,332	1,402,050

Consumer Staples (2.71%)
	Food Retail (0.47%)
998	Avenue Supermarts Ltd., 144A1,3	62,929	41,470

	Packaged Foods & Meats (0.76%)
6,280	Tata Consumer Products Ltd.[2,3]	67,732	66,971

	Personal Care Products (1.48%)
10,402	Godrej Consumer Products Ltd.[3]	135,219	131,237

Total Consumer Staples		265,880	239,678

Energy (4.31%)
	Oil & Gas Refining & Marketing (4.31%)
26,855	Reliance Industries Limited[3]	451,739	380,337

Financials (25.33%)
	Asset Management & Custody Banks (1.36%)
8,236	360 ONE WAM Ltd.[3]	74,222	120,403

	Consumer Finance (6.52%)
5,252	Bajaj Finance Limited (India)[3]	437,122	417,631
11,480	Cholamandalam Investment & Finance Co. Ltd.[3]	182,457	158,704

		619,579	576,335

	Diversified Banks (11.09%)
19,914	HDFC Bank Ltd.[3]	402,751	411,828
38,010	ICICI Bank Ltd.[3]	568,291	567,938

		971,042	979,766

	Diversified Financial Services (1.51%)
38,396	Jio Financial Services Ltd.[1,3]	110,712	133,587

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)

	Investment Banking & Brokerage (1.96%)
85,048	JM Financial Limited[3]	$105,885	$128,767
550	Nuvama Wealth Management Ltd.[3]	36,731	44,440

		142,616	173,207

	Life & Health Insurance (2.16%)
11,757	SBI Life Insurance Company Limited, 144A3	224,451	190,521

	Specialized Finance (0.73%)
11,038	REC Ltd.[3]	73,243	64,358

Total Financials		2,215,865	2,238,177

Health Care (7.97%)
	Health Care Facilities (7.97%)
58,358	Aster DM Healthcare Ltd., 144A3	294,383	349,500
26,982	Max Healthcare Institute Ltd.[3]	300,749	354,682

Total Health Care		595,132	704,182

Industrials (11.80%)
	Aerospace & Defense (1.41%)
36,543	Bharat Electronics Ltd.[3]	132,297	124,703

	Construction & Engineering (0.95%)
59,517	GMR Power & Urban Infra Ltd.[1,3]	51,902	83,619

	Construction & Machinery & Heavy Trucks (0.73%)
1,684	Cummins India Ltd.[3]	74,047	64,226

	Electrical Components & Equipment (0.91%)
40,632	Precision Wires India Ltd.[3]	75,582	80,263

	Industrial Conglomerates (0.96%)
1,120	Siemens Ltd.[3]	94,937	85,295

	Industrial Machinery & Supplies & Components (3.80%)
7,105	Kirloskar Oil Engines Ltd.[3]	79,398	85,086
12,103	Shaily Engineering Plastics Ltd.[3]	157,840	202,982
1,012	Thermax Ltd.[3]	52,517	47,685

		289,755	335,753

	Passenger Airlines (3.04%)
5,058	InterGlobe Aviation Ltd., 144A1,3	258,203	268,489

Total Industrials		976,723	1,042,348

Information Technology (9.82%)
	Electronic Equipment & Instruments (1.07%)
3,312	Zen Technologies Ltd. (India)[3]	84,352	94,204

	Electronic Manufacturing Services (3.59%)
3,671	Kaynes Technology India Ltd.[1,3]	158,532	317,153

	IT Consulting & Other Services (5.16%)
849	Coforge Ltd.[3]	81,238	95,390
7,561	Tata Consultancy Services Ltd.[3]	388,667	360,822

		469,905	456,212

Total Information Technology		712,789	867,569

16	See Notes to Financial Statements.

December 31, 2024	Baron India Fund

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (continued)

Materials (2.59%)
	Commodity Chemicals (1.52%)
126,146	DCW Ltd.[1,3]	$126,145	$134,465

	Diversified Chemicals (0.44%)
1,485	SRF Ltd.[3]	45,600	38,740

	Specialty Chemicals (0.63%)
2,118	Neogen Chemicals Ltd.[3]	34,548	55,140

Total Materials		206,293	228,345

Real Estate (0.96%)
	Real Estate Development (0.96%)
2,606	Godrej Properties Ltd. (India)[1,3]	59,521	84,551

Utilities (2.32%)
	Electric Utilities (2.32%)
57,001	Power Grid Corp. of India Ltd.[3]	217,853	205,164

Total Common Stocks		7,643,778	8,545,357

Principal Amount
Short-Term Investments (5.29%)
$467,640	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $467,740; (Fully Collateralized by $471,100 U.S. Treasury Note, 4.125% due 2/15/2027 Market value - $477,021)[3]	467,640	467,640

Total Investments (102.02%)		$8,111,418	9,012,997

Liabilities Less Cash and Other Assets (-2.02%)			(178,374)

Net Assets			$8,834,623

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the market value of Rule 144A securities amounted to $849,980 or 9.62% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Technology Fund	December 31, 2024

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (97.50%)
Communication Services (9.06%)
	Advertising (1.84%)
6,087	Ibotta, Inc., Cl A1	$484,577	$396,142
5,388	The Trade Desk, Inc., Cl A1	381,157	633,252

		865,734	1,029,394

	Interactive Media & Services (1.75%)
5,999	Reddit, Inc., Cl A1	302,665	980,476

	Movies & Entertainment (5.47%)
6,847	Spotify Technology SA1,2	1,980,083	3,063,211

Total Communication Services		3,148,482	5,073,081

Consumer Discretionary (19.03%)
	Automobile Manufacturers (3.52%)
4,884	Tesla, Inc.[1]	928,822	1,972,355

	Broadline Retail (9.70%)
24,750	Amazon.com, Inc.[1]	4,347,669	5,429,902

	Education Services (2.71%)
4,669	Duolingo, Inc.[1]	915,924	1,513,830

	Hotels, Resorts & Cruise Lines (1.16%)
72,050	eDreams ODIGEO SA (Spain)[1,2]	520,959	649,307

	Restaurants (1.94%)
335,195	Zomato Ltd. (India)[1,2,4]	1,060,268	1,085,817

Total Consumer Discretionary		7,773,642	10,651,211

Consumer Staples (0.98%)
	Personal Care Products (0.98%)
12,965	Oddity Tech Ltd., Cl A1,2	623,762	544,789

Financials (0.99%)
	Investment Banking & Brokerage (0.99%)
1,701	LPL Financial Holdings, Inc.	560,541	555,394

Industrials (2.13%)
	Aerospace & Defense (1.15%)
1,079	Axon Enterprise, Inc.[1]	335,389	641,271

	Construction & Engineering (0.98%)
1,742	Quanta Services, Inc.	468,007	550,559

Total Industrials		803,396	1,191,830

Information Technology (63.70%)
	Application Software (7.03%)
1,697	Atlassian Corp., Cl A1,2	327,212	413,016
2,279	Cadence Design Systems, Inc.[1]	646,978	684,748
9,910	Gitlab, Inc., Cl A1,3	528,879	558,428
2,572	Guidewire Software, Inc.[1]	289,169	433,588
1,136	Intuit, Inc.	681,123	713,976
847	ServiceNow, Inc.[1,3]	631,249	897,922
2,288	ServiceTitan, Inc., Cl A1	162,448	235,367

		3,267,058	3,937,045

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Communications Equipment (2.96%)
15,004	Arista Networks, Inc.[1]	$1,560,306	$1,658,392

	Electronic Equipment & Instruments (3.67%)
15,856	PAR Technology Corp.[1]	714,089	1,152,255
2,589	Park Systems Corp. (Korea, Republic of)[1,2,4]	342,878	367,914
18,852	Zen Technologies Ltd. (India)[2,4]	547,509	536,213

		1,604,476	2,056,382

	Internet Services & Infrastructure (3.99%)
50,838	GDS Holdings Ltd., ADR[1,2]	686,795	1,207,911
9,628	Shopify, Inc., Cl A1,2	708,271	1,023,745

		1,395,066	2,231,656

	IT Consulting & Other Services (1.40%)
1,618	Gartner, Inc.[1]	680,160	783,872

	Semiconductor Materials & Equipment (3.03%)
1,015	ASML Holding N.V.[2]	845,981	703,476
19,519	HPSP Co. Ltd. (Korea, Republic of)[2,4]	366,560	338,353
9,019	Lam Research Corp.	720,310	651,443

		1,932,851	1,693,272

	Semiconductors (20.84%)
14,815	Broadcom, Inc.	1,927,388	3,434,710
4,318	eMemory Technology, Inc. (Taiwan)[2,4]	334,663	441,158
214,789	indie Semiconductor, Inc., Cl A1	1,127,777	869,895
34,510	NVIDIA Corp.	1,958,202	4,634,348
7,884	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)[2,4]	161,540	256,230
10,288	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	1,494,688	2,031,777

		7,004,258	11,668,118

	Systems Software (13.87%)
7,001	Cloudflare, Inc., Cl A1,3	570,411	753,868
3,468	CyberArk Software Ltd.[1,2]	1,108,186	1,155,364
5,945	Datadog, Inc., Cl A1,3	703,253	849,481
9,913	Microsoft Corporation	3,880,235	4,178,330
4,596	Zscaler, Inc.[1]	869,413	829,164

		7,131,498	7,766,207

	Technology Hardware, Storage & Peripherals (6.91%)
15,447	Apple, Inc.	3,077,118	3,868,238

Total Information Technology		27,652,791	35,663,182

Real Estate (1.61%)
	Real Estate Services (1.61%)
12,612	CoStar Group, Inc.[1]	1,034,233	902,893

Total Common Stocks		41,596,847	54,582,380

18	See Notes to Financial Statements.

December 31, 2024	Baron Technology Fund

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2024

Principal Amount		Cost	Value
Short-Term Investments (1.80%)
$1,009,812	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $1,010,028; (Fully Collateralized by $1,017,300 U.S. Treasury Note, 4.125% due 2/15/2027 Market value - $1,030,104)[4]	$1,009,812	$1,009,812

Total Investments (99.30%)		$42,606,659	55,592,192

Cash and Other Assets Less Liabilities (0.70%)			392,100

Net Assets			$55,984,292

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Select Funds	December 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund
Assets:
Investments in securities, at value*	$9,079,277,139	$2,105,285,182	$323,062,886	$2,150,259,763
Foreign currency, at value†	—	—	173,295	—
Cash	—	—	—	468,473
Receivable for capital shares sold	6,567,989	8,775,633	203,465	9,009,383
Receivable for securities sold	4,188,793	—	—	—
Dividends and interest receivable	3,219,000	1,429,993	466,375	1,697,441
Prepaid expenses	345,982	—	—	—

	9,093,598,903	2,115,490,808	323,906,021	2,161,435,060

Liabilities:
Payable for borrowings against line of credit	995,500,000	—	—	—
Due to custodian bank	5,319,291	—	—	—
Payable for capital shares redeemed	2,977,680	592,086	123,878	1,419,753
Investment advisory fees payable (Note 4)	915	170	445	150
Distribution fees payable (Note 4)	113	957	205	657
Payable for securities purchased	—	—	—	4,070,849
Accrued capital gains taxes	—	—	2,366,986	—
Other accrued expenses and other payables	5,076,689	168,411	172,470	227,218

	1,008,874,688	761,624	2,663,984	5,718,627

Net Assets	$8,084,724,215	$2,114,729,184	$321,242,037	$2,155,716,433

Net Assets consist of:
Paid-in capital	$393,677,391	$1,263,867,163	$287,916,152	$1,609,960,912
Distributable earnings (losses)	7,691,046,824	850,862,021	33,325,885	545,755,521

Net Assets	$8,084,724,215	$2,114,729,184	$321,242,037	$2,155,716,433

Retail Shares:
Net Assets	$3,300,930,244	$426,191,470	$79,381,164	$401,874,991
Shares Outstanding ($0.01 par value; indefinite shares authorized)	15,686,772	9,027,612	3,019,843	10,334,154

Net Asset Value Per Share	$210.43	$47.21	$26.29	$38.89

Institutional Shares:
Net Assets	$4,112,009,677	$1,261,324,881	$223,082,169	$1,705,429,368
Shares Outstanding ($0.01 par value; indefinite shares authorized)	18,714,147	25,500,802	8,310,225	42,582,805

Net Asset Value Per Share	$219.73	$49.46	$26.84	$40.05

R6 Shares:
Net Assets	$671,784,294	$427,212,833	$18,778,704	$48,412,074
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,057,977	8,630,084	700,002	1,208,891

Net Asset Value Per Share	$219.68	$49.50	$26.83	$40.05

*Total investments, at cost	$1,471,000,672	$1,145,887,075	$222,084,332	$1,624,195,192

†Foreign currency, at cost:	$—	$—	$173,683	$—

20	See Notes to Financial Statements.

December 31, 2024	Baron Select Funds

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Baron Emerging Markets Fund	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund
Assets:
Investments in securities, at value*	$3,648,325,562	$586,759,672	$182,371,717	$193,816,005
Foreign currency, at value†	2,526,546	—	—	—
Cash	—	—	41,017	—
Receivable for capital shares sold	2,748,549	1,913,988	657,605	475,286
Receivable for securities sold	5,430,048	1,377,030	311,826	343,657
Dividends and interest receivable	5,186,442	16,094	651,260	64,758
Prepaid expenses	—	—	—	—

	3,664,217,147	590,066,784	184,033,425	194,699,706

Liabilities:
Payable for borrowings against line of credit	—	—	—	—
Due to custodian bank	—	61,010	—	—
Payable for capital shares redeemed	3,326,198	249,208	15,132	241,695
Investment advisory fees payable (Note 4)	873	797	708	782
Distributions payable	—	—	—	—
Distribution fees payable (Note 4)	864	186	695	704
Payable for securities purchased	—	—	415,185	965,783
Accrued capital gains taxes	41,495,744	—	—	—
Other accrued expenses and other payables	1,472,594	266,585	65,580	87,226

	46,296,273	577,786	497,300	1,296,190

Net Assets	$3,617,920,874	$589,488,998	$183,536,125	$193,403,516

Net Assets consist of:
Paid-in capital	$3,910,223,050	$619,511,718	$167,589,860	$184,534,327
Distributable earnings (losses)	(292,302,176)	(30,022,720)	15,946,265	8,869,189

Net Assets	$3,617,920,874	$589,488,998	$183,536,125	$193,403,516

Retail Shares:
Net Assets	$192,297,406	$178,073,292	$16,129,542	$36,523,019
Shares Outstanding ($0.01 par value; indefinite shares authorized)	12,889,787	4,600,264	972,462	1,923,797

Net Asset Value Per Share	$14.92	$38.71	$16.59	$18.98

Institutional Shares:
Net Assets	$3,416,541,734	$399,423,532	$160,638,021	$143,134,769
Shares Outstanding ($0.01 par value; indefinite shares authorized)	227,566,373	10,032,879	9,565,404	7,431,443

Net Asset Value Per Share	$15.01	$39.81	$16.79	$19.26

R6 Shares:
Net Assets	$9,081,734	$11,992,174	$6,768,562	$13,745,728
Shares Outstanding ($0.01 par value; indefinite shares authorized)	604,663	301,092	403,495	714,023

Net Asset Value Per Share	$15.02	$39.83	$16.77	$19.25

*Total investments, at cost	$2,721,561,825	$324,174,574	$149,817,174	$144,899,751

†Foreign currency, at cost:	$2,530,347	$—	$—	$—

See Notes to Financial Statements.	21

Baron Select Funds	December 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Baron FinTech Fund	Baron India Fund	Baron Technology Fund
Assets:
Investments in securities, at value*	$69,041,282	$9,012,997	$55,592,192
Foreign currency, at value†	—	5,445	—
Cash	—	—	—
Receivable for capital shares sold	71,718	42,353	443,167
Receivable for securities sold	—	—	—
Dividends and interest receivable	29,032	50	9,497
Prepaid expenses	—	—	—

	69,142,032	9,060,845	56,044,856

Liabilities:
Payable for borrowings against line of credit	—	—	—
Due to custodian bank	—	—	—
Payable for capital shares redeemed	33	—	7,416
Investment advisory fees payable (Note 4)	391	802	421
Distributions payable	—	—	—
Distribution fees payable (Note 4)	668	161	789
Payable for securities purchased	—	—	—
Accrued capital gains taxes	—	92,826	—
Other accrued expenses and other payables	56,343	132,433	51,938

	57,435	226,222	60,564

Net Assets	$69,084,597	$8,834,623	$55,984,292

Net Assets consist of:
Paid-in capital	$57,571,136	$9,107,329	$42,921,116
Distributable earnings (losses)	11,513,461	(272,706)	13,063,176

Net Assets	$69,084,597	$8,834,623	$55,984,292

Retail Shares:
Net Assets	$8,102,347	$2,056,068	$18,685,991
Shares Outstanding ($0.01 par value; indefinite shares authorized)	468,307	224,213	1,402,646

Net Asset Value Per Share	$17.30	$9.17	$13.32

Institutional Shares:
Net Assets	$48,467,561	$4,500,704	$32,707,958
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,767,634	487,450	2,432,227

Net Asset Value Per Share	$17.51	$9.23	$13.45

R6 Shares:
Net Assets	$12,514,689	$2,277,851	$4,590,343
Shares Outstanding ($0.01 par value; indefinite shares authorized)	714,539	246,506	342,063

Net Asset Value Per Share	$17.51	$9.24	$13.42

*Total investments, at cost	$50,451,932	$8,111,418	$42,606,659

†Foreign currency, at cost:	$—	$5,585	$—

22	See Notes to Financial Statements.

December 31, 2024	Baron Select Funds

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund
Investment income(loss):
Income:
Dividends[1]	$64,868,609	$14,709,882	$4,988,046	$22,408,440
Interest[2]	14,552	1,099,181	548,572	2,916,546
Securities lending income, net	—	—	—	—

Total income	64,883,161	15,809,063	5,536,618	25,324,986

Expenses:
Investment advisory fees (Note 4)	62,849,867	15,172,318	3,223,514	19,154,395
Distribution fees — Retail Shares (Note 4)	6,561,351	799,074	192,028	960,510
Shareholder servicing agent fees and expenses — Retail Shares	211,126	50,853	22,682	53,070
Shareholder servicing agent fees and expenses — Institutional Shares	113,204	44,392	20,840	71,276
Shareholder servicing agent fees and expenses — R6 Shares	28,305	19,747	2,095	2,636
Reports to shareholders	724,130	299,209	68,720	433,174
Line of credit fees	575,948	15,865	3,902	20,482
Trustee fees and expenses (Note 4)	410,950	96,531	25,429	124,449
Custodian and fund accounting fees	256,370	56,881	228,222	70,528
Professional fees	216,891	67,883	81,229	72,100
Insurance expense	106,325	22,434	8,590	29,476
Registration and filing fees	85,806	105,811	59,350	106,513
Administration fees	62,996	49,542	45,727	50,210
Miscellaneous expenses	6,505	3,649	24,921	6,755

Total operating expenses	72,209,774	16,804,189	4,007,249	21,155,574

Interest expense on borrowings	59,306,498	—	—	—

Total gross expenses	131,516,272	16,804,189	4,007,249	21,155,574
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	—	(82,617)	—
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	(208,438)	—
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	(21,742)	—

Total net expenses	131,516,272	16,804,189	3,694,452	21,155,574

Net investment income (loss)	(66,633,111)	(995,126)	1,842,166	4,169,412

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	645,464,306	(15,250,871)	12,782,943 [3]	151,887,178
Net realized gain (loss) on foreign currency transactions	—	—	(232,573)	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	1,374,788,144	453,339,682	(1,526,439)[4]	65,130,810
Foreign currency translations	—	—	(25,050)	—

Net gain (loss) on investments	2,020,252,450	438,088,811	10,998,881	217,017,988

Net increase (decrease) in net assets resulting from operations	$1,953,619,339	$437,093,685	$12,841,047	$221,187,400

[1] Net of foreign taxes withheld on dividends of	$—	$—	$516,923	$234,929

[2] Net of foreign taxes withheld on interest of	$—	$—	$8	$—

[3] Net of realized foreign capital gains tax of	$—	$—	$1,448,033	$—

[4] Increase in accrued foreign capital gains tax payable of	$—	$—	$845,095	$—

See Notes to Financial Statements.	23

Baron Select Funds	December 31, 2024

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Baron Emerging Markets Fund		Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund
Investment income(loss):
Income:
Dividends[1]	$48,582,854		$270,772	$3,594,405	$994,242
Interest[2]	5,371,607		36,503	180,415	547,867
Securities lending income, net	—		—	—	21,511

Total income	53,954,461		307,275	3,774,820	1,563,620

Expenses:
Investment advisory fees (Note 4)	40,370,637		5,113,335	1,179,278	1,719,758
Distribution fees — Retail Shares (Note 4)	561,217		451,641	34,502	120,932
Shareholder servicing agent fees and expenses — Retail Shares	32,620		31,397	17,316	33,405
Shareholder servicing agent fees and expenses — Institutional Shares	126,424		31,877	16,592	15,528
Shareholder servicing agent fees and expenses — R6 Shares	493		593	294	795
Reports to shareholders	1,530,546		215,520	31,490	60,886
Line of credit fees	44,600		7,638	1,617	3,831
Trustee fees and expenses (Note 4)	272,954		40,559	10,213	15,254
Custodian and fund accounting fees	1,693,391		43,347	25,454	18,807
Professional fees	374,416		121,340	45,271	55,679
Insurance expense	77,599		11,929	2,442	3,826
Registration and filing fees	80,248		53,902	55,210	50,560
Administration fees	55,210		46,722	44,928	45,481
Miscellaneous expenses	79,345		7,198	2,706	2,865

Total operating expenses	45,299,700		6,176,998	1,467,313	2,147,607

Interest expense on borrowings	—		75,480	—	—

Total gross expenses	45,299,700		6,252,478	1,467,313	2,147,607
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—		(105,376)	(29,752)	(39,058)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—		(200,992)	(140,096)	(35,849)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—		(4,870)	(5,067)	(2,710)

Total net expenses	45,299,700		5,941,240	1,292,398	2,069,990

Net investment income (loss)	8,654,761		(5,633,965)	2,482,422	(506,370)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	303,687,782	[3]	110,194,847 [3]	8,960,319	1,480,041
Net realized gain (loss) on foreign currency transactions	(3,052,773)		(15,306)	(10,706)	(6)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	6,129,760	[4]	30,881,548	13,980,136	4,061,415
Foreign currency translations	(156,759)		—	—	—

Net gain (loss) on investments	306,608,010		141,061,089	22,929,749	5,541,450

Net increase (decrease) in net assets resulting from operations	$315,262,771		$135,427,124	$25,412,171	$5,035,080

[1] Net of foreign taxes withheld on dividends of	$6,990,649		$56,482	$23,649	$(4,601)

[2] Net of foreign taxes withheld on interest of	$83		$—	$—	$—

[3] Net of realized foreign capital gains tax of	$28,425,549		$391,148	$—	$—

[4] Increase in accrued foreign capital gains tax payable of	$12,622,860		$—	$—	$—

24	See Notes to Financial Statements.

December 31, 2024	Baron Select Funds

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Baron FinTech Fund	Baron India Fund	Baron Technology Fund
Investment income(loss):
Income:
Dividends[1]	$487,526	$41,593	$99,834
Interest	32,391	20,432	35,356
Securities lending income, net	—	—	—

Total income	519,917	62,025	135,190

Expenses:
Investment advisory fees (Note 4)	507,338	60,201	263,040
Distribution fees — Retail Shares (Note 4)	18,915	3,447	28,955
Shareholder servicing agent fees and expenses — Retail Shares	16,203	16,392	17,890
Shareholder servicing agent fees and expenses — Institutional Shares	13,333	11,411	13,029
Shareholder servicing agent fees and expenses — R6 Shares	633	116	196
Reports to shareholders	19,727	9,233	9,538
Line of credit fees	719	57	324
Trustee fees and expenses (Note 4)	4,147	374	1,915
Custodian and fund accounting fees	12,716	36,087	4,522
Professional fees	51,635	114,848	50,460
Insurance expense	1,053	74	200
Registration and filing fees	50,870	102,070	53,460
Administration fees	44,841	44,525	45,676
Miscellaneous expenses	2,648	23,495	2,631

Total operating expenses	744,778	422,330	491,836

Interest expense on borrowings	—	—	—

Total gross expenses	744,778	422,330	491,836
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	(27,323)	(89,750)	(63,279)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	(78,912)	(146,812)	(72,091)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	(17,165)	(110,083)	(15,151)

Total net expenses	621,378	75,685	341,315

Net investment income (loss)	(101,461)	(13,660)	(206,125)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	(4,275)	(37,770)[3]	1,218,226
Net realized gain (loss) on foreign currency transactions	(194)	(17,705)	(4,642)
Change in net unrealized appreciation (depreciation) of
Investments — Unaffiliated investments	13,429,658	783,490 [4]	11,598,510
Foreign currency translations	—	(158)	(13)

Net gain (loss) on investments	13,425,189	727,857	12,812,081

Net increase (decrease) in net assets resulting from operations	$13,323,728	$714,197	$12,605,956

[1] Net of foreign taxes withheld on dividends of	$—	$9,139	$6,725

[2] Net of foreign taxes withheld on interest of	$—	$—	$—

[3] Net of realized foreign capital gains tax of	$—	$98,260	$—

[4] Increase in accrued foreign capital gains tax payable of	$—	$55,723	$—

See Notes to Financial Statements.	25

Baron Select Funds	December 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS

	Baron Partners Fund		Baron Focused Growth Fund		Baron International Growth Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(66,633,111)	$(100,956,529)	$(995,126)	$(3,872,144)	$1,842,166	$3,056,499
Net realized gain (loss)	645,464,306	(157,505,280)	(15,250,871)	(13,273,815)	12,550,370	(27,656,100)
Change in net unrealized appreciation (depreciation)	1,374,788,144	2,335,451,959	453,339,682	248,550,090	(1,551,489)	60,250,289

Increase (decrease) in net assets resulting from operations	1,953,619,339	2,076,990,150	437,093,685	231,404,131	12,841,047	35,650,688

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(25,210,440)	—	—	—	(571,642)	(269,980)
Distributable earnings — Institutional Shares	(29,892,457)	—	—	—	(2,083,196)	(1,804,572)
Distributable earnings — R6 Shares	(4,898,096)	—	—	—	(173,697)	(696,052)
Return of capital — Retail Shares	—	—	—	—	(56,532)	—
Return of capital — Institutional Shares	—	—	—	—	(212,551)	—
Return of capital — R6 Shares	—	—	—	—	(17,819)	—

Decrease in net assets from distributions to shareholders	(60,000,993)	—	—	—	(3,115,437)	(2,770,604)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	249,578,896	355,190,468	138,765,093	151,146,892	27,119,693	23,092,120
Proceeds from the sale of shares — Institutional Shares	489,003,536	688,166,838	556,921,650	388,100,609	23,618,084	71,220,517
Proceeds from the sale of shares — R6 Shares	6,630,452	10,042,606	16,400,435	11,089,009	2,985,516	5,559,120
Net asset value of shares issued in reinvestment of distributions — Retail Shares	23,906,097	—	—	—	618,240	264,640
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	27,257,432	—	—	—	2,287,145	1,785,299
Net asset value of shares issues in reinvestment of distribution — R6 Shares	4,760,702	—	—	—	191,515	696,053
Cost of shares redeemed — Retail Shares	(703,991,148)	(437,752,854)	(117,226,400)	(62,689,099)	(26,916,630)	(19,130,327)
Cost of shares redeemed — Institutional Shares	(829,465,036)	(567,565,311)	(237,424,412)	(104,575,692)	(124,782,714)	(82,237,151)
Cost of shares redeemed — R6 Shares	(21,362,124)	(6,188,636)	(15,495,082)	(6,298,090)	(105,564,815)	(4,827,045)

Increase (decrease) in net assets derived from capital share transactions	(753,681,193)	41,893,111	341,941,284	376,773,629	(200,443,966)	(3,576,774)

Net increase (decrease) in net assets	1,139,937,153	2,118,883,261	779,034,969	608,177,760	(190,718,356)	29,303,310

Net Assets:
Beginning of year	6,944,787,062	4,825,903,801	1,335,694,215	727,516,455	511,960,393	482,657,083

End of year	$8,084,724,215	$6,944,787,062	$2,114,729,184	$1,335,694,215	$321,242,037	$511,960,393

Capital share transactions — Retail Shares
Shares sold	1,561,724	2,460,850	3,465,074	4,483,400	1,045,138	937,676
Shares issued in reinvestment of distributions	103,687	—	—	—	23,018	10,873
Shares redeemed	(4,521,244)	(3,069,315)	(3,131,936)	(1,882,429)	(1,035,389)	(769,094)

Net increase (decrease)	(2,855,833)	(608,465)	333,138	2,600,971	32,767	179,455

Capital share transactions — Institutional Shares
Shares sold	2,967,487	4,650,011	13,370,312	11,070,554	902,735	2,811,311
Shares issued in reinvestment of distributions	113,228	—	—	—	83,463	71,872
Shares redeemed	(5,210,109)	(3,915,668)	(5,998,307)	(3,014,353)	(4,783,200)	(3,277,033)

Net increase (decrease)	(2,129,394)	734,343	7,372,005	8,056,201	(3,797,002)	(393,850)

Capital share transactions — R6 Shares
Shares sold	40,619	66,908	408,781	317,595	117,055	226,005
Shares issued in reinvestment of distributions	19,780	—	—	—	6,995	28,033
Shares redeemed	(134,251)	(41,442)	(391,207)	(179,386)	(4,099,258)	(200,345)

Net increase (decrease)	(73,852)	25,466	17,574	138,209	(3,975,208)	53,693

26	See Notes to Financial Statements.

December 31, 2024	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Real Estate Fund		Baron Emerging Markets Fund		Baron Global Advantage Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,169,412	$6,741,535	$8,654,761	$24,155,343	$(5,633,965)	$(7,033,822)
Net realized gain (loss)	151,887,178	12,262,036	300,635,009	(272,251,793)	110,179,541	(79,786,942)
Change in net unrealized appreciation (depreciation)	65,130,810	316,689,615	5,973,001	609,334,651	30,881,548	256,276,035

Increase (decrease) in net assets resulting from operations	221,187,400	335,693,186	315,262,771	361,238,201	135,427,124	169,455,271

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(648,034)	(219,246)	(1,039,238)	(1,068,956)	—	—
Distributable earnings — Institutional Shares	(6,663,886)	(5,656,763)	(28,029,891)	(29,796,790)	—	—
Distributable earnings — R6 Shares	(195,251)	(168,604)	(75,530)	(56,931)	—	—

Decrease in net assets from distributions to shareholders	(7,507,171)	(6,044,613)	(29,144,659)	(30,922,677)	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	67,542,065	67,278,351	23,235,907	40,745,092	10,264,796	22,472,386
Proceeds from the sale of shares — Institutional Shares	560,119,698	434,878,375	536,355,079	727,020,825	42,286,730	88,776,514
Proceeds from the sale of shares — R6 Shares	19,771,626	12,458,566	3,654,235	2,085,300	790,692	923,807
Net asset value of shares issued in reinvestment of distributions — Retail Shares	619,622	210,783	1,005,260	1,040,501	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	6,114,287	5,182,287	24,944,660	24,745,777	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	195,251	168,604	75,530	56,930	—	—
Cost of shares redeemed — Retail Shares	(90,726,310)	(84,800,749)	(101,578,428)	(91,482,177)	(78,821,713)	(88,867,488)
Cost of shares redeemed — Institutional Shares	(345,096,962)	(295,426,736)	(1,693,424,238)	(1,256,147,547)	(204,660,241)	(275,508,788)
Cost of shares redeemed — R6 Shares	(17,102,107)	(5,356,823)	(3,451,240)	(5,106,803)	(1,592,005)	(2,188,193)

Increase (decrease) in net assets derived from capital share transactions	201,437,170	134,592,658	(1,209,183,235)	(557,042,102)	(231,731,741)	(254,391,762)

Net increase (decrease) in net assets	415,117,399	464,241,231	(923,065,123)	(226,726,578)	(96,304,617)	(84,936,491)

Net Assets:
Beginning of year	1,740,599,034	1,276,357,803	4,540,985,997	4,767,712,575	685,793,615	770,730,106

End of year	$2,155,716,433	$1,740,599,034	$3,617,920,874	$4,540,985,997	$589,488,998	$685,793,615

Capital share transactions — Retail Shares
Shares sold	1,827,523	2,171,746	1,596,183	3,020,438	308,947	823,556
Shares issued in reinvestment of distributions	15,478	6,599	64,252	77,717	—	—
Shares redeemed	(2,493,397)	(2,754,375)	(6,952,227)	(6,811,892)	(2,403,267)	(3,239,565)

Net increase (decrease)	(650,396)	(576,030)	(5,291,792)	(3,713,737)	(2,094,320)	(2,416,009)

Capital share transactions — Institutional Shares
Shares sold	14,714,109	13,796,839	36,909,354	53,560,711	1,234,474	3,227,760
Shares issued in reinvestment of distributions	148,128	162,795	1,599,724	1,840,640	—	—
Shares redeemed	(9,179,776)	(9,387,663)	(116,191,973)	(93,111,422)	(6,126,592)	(9,762,152)

Net increase (decrease)	5,682,461	4,571,971	(77,682,895)	(37,710,071)	(4,892,118)	(6,534,392)

Capital share transactions — R6 Shares
Shares sold	523,459	392,706	246,493	154,253	22,340	33,096
Shares issued in reinvestment of distributions	4,730	5,295	4,839	4,231	—	—
Shares redeemed	(440,602)	(169,687)	(231,056)	(376,879)	(47,304)	(77,573)

Net increase (decrease)	87,587	228,314	20,276	(218,395)	(24,964)	(44,477)

See Notes to Financial Statements.	27

Baron Select Funds	December 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Real Estate Income Fund		Baron Health Care Fund		Baron FinTech Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,482,422	$2,095,948	$(506,370)	$(65,847)	$(101,461)	$(73,120)
Net realized gain (loss)	8,949,613	(4,766,635)	1,480,035	(2,666,948)	(4,469)	(2,485,044)
Change in net unrealized appreciation (depreciation)	13,980,136	18,322,473	4,061,415	15,141,244	13,429,658	14,978,959

Increase (decrease) in net assets resulting from operations	25,412,171	15,651,786	5,035,080	12,408,449	13,323,728	12,420,795

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(184,716)	(273,623)	(91,286)	—	—	—
Distributable earnings — Institutional Shares	(2,151,473)	(1,858,134)	(771,074)	—	—	—
Distributable earnings — R6 Shares	(79,588)	(16,765)	(67,275)	—	—	—

Decrease in net assets from distributions to shareholders	(2,415,777)	(2,148,522)	(929,635)	—	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	4,499,815	3,858,342	8,565,893	11,277,945	593,328	674,929
Proceeds from the sale of shares — Institutional Shares	29,186,280	89,883,119	41,664,823	41,603,727	5,117,116	12,484,414
Proceeds from the sale of shares — R6 Shares	4,631,366	837,376	8,573,289	136,269	20,664	3,965,552
Net asset value of shares issued in reinvestment of distributions — Retail Shares	181,327	258,789	90,422	—	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	1,226,571	1,435,472	771,006	—	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	78,291	15,675	67,275	—	—	—
Cost of shares redeemed — Retail Shares	(4,283,307)	(5,258,306)	(23,256,499)	(19,305,819)	(1,369,992)	(2,051,948)
Cost of shares redeemed — Institutional Shares	(22,578,614)	(33,748,918)	(56,797,413)	(45,451,361)	(8,152,397)	(10,235,367)
Cost of shares redeemed — R6 Shares	(485,172)	(22,027)	(813,129)	(250,830)	(46,735)	(260,999)

Increase (decrease) in net assets derived from capital share transactions	12,456,557	57,259,522	(21,134,333)	(11,990,069)	(3,838,016)	4,576,581

Net increase (decrease) in net assets	35,452,951	70,762,786	(17,028,888)	418,380	9,485,712	16,997,376

Net Assets:
Beginning of year	148,083,174	77,320,388	210,432,404	210,014,024	59,598,885	42,601,509

End of year	$183,536,125	$148,083,174	$193,403,516	$210,432,404	$69,084,597	$59,598,885

Capital share transactions — Retail Shares
Shares sold	286,813	288,086	431,552	624,918	37,676	54,697
Shares issued in reinvestment of distributions	12,050	19,885	4,316	—	—	—
Shares redeemed	(290,813)	(394,095)	(1,164,116)	(1,082,437)	(90,137)	(170,211)

Net increase (decrease)	8,050	(86,124)	(728,248)	(457,519)	(52,461)	(115,514)

Capital share transactions — Institutional Shares
Shares sold	1,881,584	6,621,682	2,074,336	2,302,824	337,181	1,028,407
Shares issued in reinvestment of distributions	80,126	108,728	36,300	—	—	—
Shares redeemed	(1,528,421)	(2,527,701)	(2,798,843)	(2,523,545)	(528,917)	(851,462)

Net increase (decrease)	433,289	4,202,709	(688,207)	(220,721)	(191,736)	176,945

Capital share transactions — R6 Shares
Shares sold	320,007	63,270	440,656	7,425	1,330	337,021
Shares issued in reinvestment of distributions	5,064	1,175	3,169	—	—	—
Shares redeemed	(30,929)	(1,792)	(39,939)	(13,542)	(3,082)	(21,573)

Net increase (decrease)	294,142	62,653	403,886	(6,117)	(1,752)	315,448

28	See Notes to Financial Statements.

December 31, 2024	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron India Fund		Baron Technology Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(13,660)	$5,990	$(206,125)	$(33,974)
Net realized gain (loss)	(55,475)	(549,012)	1,213,584	(492,906)
Change in net unrealized appreciation (depreciation)	783,332	764,469	11,598,497	3,027,405

Increase (decrease) in net assets resulting from operations	714,197	221,447	12,605,956	2,500,525

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(2,001)	—	—	—
Distributable earnings — Institutional Shares	(9,148)	—	—	—
Distributable earnings — R6 Shares	(6,096)	—	—	—

Decrease in net assets from distributions to shareholders	(17,245)	—	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	1,551,718	402,312	13,676,445	3,720,001
Proceeds from the sale of shares — Institutional Shares	3,341,902	326,790	31,006,115	1,130,035
Proceeds from the sale of shares — R6 Shares	219,021	1,618,999	613,285	1,269,655
Net asset value of shares issued in reinvestment of distributions — Retail Shares	1,938	—	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	8,712	—	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	736	—	—	—
Cost of shares redeemed — Retail Shares	(638,907)	(352,228)	(4,416,854)	(1,297,617)
Cost of shares redeemed — Institutional Shares	(631,004)	(1,616,622)	(6,530,869)	(1,603,427)
Cost of shares redeemed — R6 Shares	(52,506)	(4,787)	—	—

Increase (decrease) in net assets derived from capital share transactions	3,801,610	374,464	34,348,122	3,218,647

Net increase (decrease) in net assets	4,498,562	595,911	46,954,078	5,719,172

Net Assets:
Beginning of year	4,336,061	3,740,150	9,030,214	3,311,042

End of year	$8,834,623	$4,336,061	$55,984,292	$9,030,214

Capital share transactions — Retail Shares
Shares sold	168,540	52,612	1,246,119	468,981
Shares issued in reinvestment of distributions	196	—	—	—
Shares redeemed	(70,236)	(46,209)	(392,701)	(161,692)

Net increase (decrease)	98,500	6,403	853,418	307,289

Capital share transactions — Institutional Shares
Shares sold	358,401	43,069	2,857,985	135,967
Shares issued in reinvestment of distributions	876	—	—	—
Shares redeemed	(69,744)	(205,853)	(584,646)	(257,119)

Net increase (decrease)	289,533	(162,784)	2,273,339	(121,152)

Capital share transactions — R6 Shares
Shares sold	23,820	205,665	53,096	216,024
Shares issued in reinvestment of distributions	74	—	—	—
Shares redeemed	(6,079)	(633)	—	—

Net increase (decrease)	17,815	205,032	53,096	216,024

See Notes to Financial Statements.	29

Baron Select Funds	December 31, 2024

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2024

Baron Partners Fund
Increase (Decrease) in Cash:
Cash Provided (Used) from Operating Activities
Net increase (decrease) in net assets resulting from operations	$1,953,619,339
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(53,466,487)
Proceeds from sales of portfolio securities	924,974,826
Net purchases (sales and maturities) of short-term investments	664,989
(Increase) decrease in dividends and interest receivable	(637,667)
(Increase) decrease in prepaid expenses	78,401
Increase (decrease) in accrued expenses	(703,688)
Net realized (gain) loss on investments	(645,464,306)
Change in net unrealized (appreciation) depreciation of investments	(1,374,788,144)

Net cash provided (used) by operating activities	$804,277,263

Cash Provided in Financing Activities
Distributions paid to shareholders (net of dividend reinvestments) (Note 2(o))	(4,076,435)
Proceeds from shares sold	743,847,325
Payment for shares redeemed	(1,557,245,444)
Increase (decrease) in due to custodian bank	4,697,291
Borrowings against line of credit	640,400,000
Repayments against line of credit	(631,900,000)

Net cash provided (used) in financing activities	(804,277,263)

Net increase (decrease) in cash	—
Cash at beginning of year	—

Cash at end of year	—

Supplemental cash flow information:
Reinvestment of dividends	$55,924,231

Interest paid on line of credit	$60,105,908

30	See Notes to Financial Statements.

December 31, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund, and Baron Technology Fund. Baron WealthBuilder Fund is presented in a separate report.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Advantage Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron FinTech Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Baron India Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in India.

Baron Technology Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of U.S. and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to

Baron Select Funds	December 31, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Dividend income (net of withholding taxes, if any) is recognized on the ex-dividend date, except in the case of certain dividends from foreign securities which are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Non-cash dividends received in the form of stock are recognized and recorded at fair value as non-cash dividend income.

Distributions received from certain investments such as real estate investment trusts (REITs) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. Since the classification of such payments are generally not known until after the end of the calendar year, the Funds estimate the expected classification of such payments based upon available information which may include the previous year’s allocation. Recharacterizations will be reflected in the following year as additional information becomes available from the issuers. The Funds record as dividend income the amounts characterized as ordinary income and as realized gain the amounts characterized as capital gain in the accompanying Statements of Operations. The amounts characterized as a return of capital are reflected as a reduction of cost of the related investment in the accompanying Portfolios of Investments.

d) Expense Allocation. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust and Baron Investment Funds Trust (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets. The Funds accrue distribution and service (12b-1) fees to Retail Shares.

e) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s investment in Tesla, Inc. (Tesla), 46% of the Fund’s net assets as of December 31, 2024, the NAV of the Fund will be materially impacted by the price of Tesla stock.

f) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

g) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s investment in Tesla, which represents about 46% of the Fund’s net assets as of December 31, 2024, the Fund will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

h) Common CEO Risk. The Funds may invest in different companies which have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Funds may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, Baron Partners Fund has made investments in Space Exploration Technologies Corp., X Holdings Corp.,

December 31, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

and Tesla, Inc., which total 64% of the Fund’s net assets as of December 31, 2024. The Chief Executive Officer of each is Elon Musk. As such, the Fund may be considered to be exposed to the risk of success of Mr. Musk.

i) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

j) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

k) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at December 31, 2024.

l) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by GAAP for the Funds’ investments in repurchase agreements at December 31, 2024, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

m) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds are subject to foreign tax on capital gains and withholding taxes on income from foreign investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which they invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

The Funds attempt to qualify for reduced tax rates or exemptions in countries with which the United States has a tax treaty and may file withholding tax reclaims in certain countries to recover portions of amounts previously withheld.

Further, as a result of several court cases across the European Union, the Funds may also file tax reclaims for previously withheld taxes in those countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities, as well as several related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded as a reduction of foreign taxes withheld on dividends, or as dividend income to the extent such claims exceed the foreign taxes withheld on dividends included within dividend income on the Statements of Operations. Such amounts, if and when recorded, could result in an increase in the respective Funds’ NAV per share and, if material, would be reported separately in the Statements of Operations.

n) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

o) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss

Baron Select Funds	December 31, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually, except that the Baron Real Estate Income Fund’s income dividends (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may distribute more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

p) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

q) Segment Reporting. In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The Adviser’s Management Committee acts as each Fund’s chief operating decision maker (“CODM”), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Financial Statements.

r) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Baron Partners Fund	$53,466,487	$915,897,057
Baron Focused Growth Fund	388,306,609	88,655,305
Baron International Growth Fund	87,320,623	283,292,978
Baron Real Estate Fund	1,504,731,928	1,430,575,424
Baron Emerging Markets Fund	1,458,783,673	2,601,042,301
Baron Global Advantage Fund	49,682,078	290,937,605
Baron Real Estate Income Fund	205,045,638	201,107,160
Baron Health Care Fund	104,910,328	140,000,672
Baron FinTech Fund	6,858,383	10,436,316
Baron India Fund	8,838,985	5,310,412
Baron Technology Fund	44,560,114	11,425,904

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below:

Fund	Annual Rate
Baron Partners Fund	1.00%
Baron Focused Growth Fund	1.00%
Baron International Growth Fund	0.88%
Baron Real Estate Fund	1.00%
Baron Emerging Markets Fund	1.00%
Baron Global Advantage Fund	0.85%
Baron Real Estate Income Fund	0.75%
Baron Health Care Fund	0.75%
Baron FinTech Fund	0.80%
Baron India Fund	1.00%
Baron Technology Fund	0.80%

December 31, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

The Adviser has contractually agreed to waive its fee or reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses) pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Partners Fund	1.45%	1.20%	1.20%
Baron Focused Growth Fund	1.35%	1.10%	1.10%
Baron International Growth Fund	1.20%	0.95%	0.95%
Baron Real Estate Fund	1.35%	1.10%	1.10%
Baron Emerging Markets Fund	1.50%	1.25%	1.25%
Baron Global Advantage Fund	1.15%	0.90%	0.90%
Baron Real Estate Income Fund	1.05%	0.80%	0.80%
Baron Health Care Fund	1.10%	0.85%	0.85%
Baron FinTech Fund	1.20%	0.95%	0.95%
Baron India Fund	1.45%	1.20%	1.20%
Baron Technology Fund	1.20%	0.95%	0.95%

During the year ended December 31, 2024, the Adviser waived its management fees and reimbursed other expenses, if applicable, as follows:

	Retail Shares		Institutional Shares		R6 Shares

Fund	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Baron International Growth Fund	$82,617	$—	$208,438	$—	$21,742	$—
Baron Global Advantage Fund	105,376	—	200,992	—	4,870	—
Baron Real Estate Income Fund	29,752	—	140,096	—	5,067	—
Baron Health Care Fund	39,058	—	35,849	—	2,710	—
Baron FinTech Fund	27,323	—	78,912	—	17,165	—
Baron India Fund	13,794	75,956	25,987	120,825	20,420	89,663
Baron Technology Fund	63,279	—	72,091	—	15,151	—

The aforementioned fee waivers and reimbursements, if applicable, are not subject to recoupment by the Adviser.

b) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $25,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

e) Cross Trades. The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Investment Funds Trust and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the year ended December 31, 2024, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Real Estate Fund	$1,003,863	$—	$—

f) Ownership Concentration. As of December 31, 2024, the officers, Trustees, and portfolio managers owned, directly or indirectly, 29.5% of Baron Focused Growth Fund, 24.0% of Baron FinTech Fund, 39.2% of Baron India Fund, and 10.2% of Baron Technology Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Focused Growth Fund, Baron FinTech Fund, Baron India Fund and Baron Technology Fund shareholders.

Baron Select Funds	December 31, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

5. LINE OF CREDIT

Baron Partners Fund participates in a committed syndicated line of credit agreement with State Street in the amount of $1 billion that is used for investment purposes. Depending on the outstanding loan amount, a commitment fee of 0.15% or 0.25% per annum is incurred on the unused portion of the line of credit. Baron Partners Fund may borrow up to the lesser of $1 billion or the maximum amount Baron Partners Fund may borrow under the 1940 Act, the limitations included in Baron Partners Fund’s prospectus, or any limit or restriction under any law or regulation to which Baron Partners Fund is subject or any agreement to which Baron Partners Fund is a party. Interest is charged to Baron Partners Fund, based on its borrowings, at a rate per annum equal to the higher of the One-Month Term Secured Overnight Financing Rate plus 0.10%, the Federal Funds Effective Rate, or the Overnight Bank Funding Rate (OBFR); plus a margin of 0.85%. An upfront fee of 0.05% is incurred on the commitment amount.

The Fund Complex (except Baron Partners Fund), participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the OBFR plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the year ended December 31, 2024, the following Funds had borrowings under the line of credit as follows:

Fund	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate*	Number of Days Borrowing Outstanding	Outstanding Balance as of 12/31/2024
Baron Partners Fund	$959.7 million	$1.0 billion	6.18%	366	$995.5 million
Baron Global Advantage Fund	$2.7 million	$11.7 million	6.52%	157	—

*	For the days borrowings were outstanding.

The Adviser believes that the fair value of the liabilities under each line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. A Fund’s outstanding balance under the line of credit, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

6. RESTRICTED SECURITIES

At December 31, 2024, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e -4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

December 31, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

6. RESTRICTED SECURITIES (Continued)

At December 31, 2024, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$465,926,200
StubHub Holdings, Inc.	12/22/2021	50,215,439
X Holdings Corp.	5/4/2022	16,392,000

Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	—

Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	900,790,900

Total Restricted Securities:		$1,433,324,539

(Cost $228,013,119)† (17.73% of Net Assets)

	Baron Focused Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$142,956,900

Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-11/29/2023	97,520,900
X.AI Corp.	6/11/2024	36,173,751

Total Restricted Securities:		$276,651,551

(Cost $69,949,847)† (13.08% of Net Assets)

	Baron International Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	$249

Warrants
Constellation Software, Inc., Exp 3/31/2040	8/23/2023	—

Total Restricted Securities:		$249

(Cost $1,650,983)† (0.00%^ of Net Assets)

	Baron Emerging Markets Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	2/11/2016	$9,156

Private Common Stocks
Pine Labs PTE. Ltd.	5/17/2021	41,418,963

Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	73,536

Total Restricted Securities:		$41,501,655

(Cost $154,206,658)† (1.15% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.
^	Rounds to less than 0.01%.

Baron Select Funds	December 31, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

6. RESTRICTED SECURITIES (Continued)

	Baron Global Advantage Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	$557,556
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	60,565,300

Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	44,124

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	461,005

Total Restricted Securities:		$61,627,985

(Cost $69,264,695)† (10.45% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,645,952,600	$—	$—	$7,645,952,600
Private Common Stocks†	—	—	532,533,639	532,533,639
Private Convertible Preferred Stocks	—	—	—	—
Private Preferred Stocks†	—	—	900,790,900	900,790,900

Total Investments	$7,645,952,600	$—	$1,433,324,539	$9,079,277,139

†	See Portfolios of Investments for additional detailed categorizations.

December 31, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Focused Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,788,761,128	$—	$—	$1,788,761,128
Private Common Stocks	—	—	142,956,900	142,956,900
Private Preferred Stocks†	—	—	133,694,651	133,694,651
Short-Term Investments	—	39,872,503	—	39,872,503

Total Investments	$1,788,761,128	$39,872,503	$276,651,551	$2,105,285,182

	Baron International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)(1)	Total
Common Stocks†	$106,806,831	$202,812,044	$249	$309,619,124
Warrants	—	—	—	—
Short-Term Investments	—	13,443,762	—	13,443,762

Total Investments	$106,806,831	$216,255,806	$249	$323,062,886

	Baron Real Estate Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,000,187,780	$—	$—	$2,000,187,780
Short-Term Investments	—	150,071,983	—	150,071,983

Total Investments	$2,000,187,780	$150,071,983	$—	$2,150,259,763

	Baron Emerging Markets Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$853,727,098	$2,716,411,069	$9,156	$3,570,147,323
Private Common Stocks	—	—	41,418,963	41,418,963
Private Convertible Preferred Stocks	—	—	73,536	73,536
Warrants	7,955	—	—	7,955
Short-Term Investments	—	36,677,785	—	36,677,785

Total Investments	$853,735,053	$2,753,088,854	$41,501,655	$3,648,325,562

	Baron Global Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$445,091,705	$79,659,363	$—	$524,751,068
Private Common Stocks†	—	—	61,122,856	61,122,856
Private Convertible Preferred Stocks	—	—	44,124	44,124
Private Preferred Stocks	—	—	461,005	461,005
Warrants†	380,619	—	—	380,619

Total Investments	$445,472,324	$79,659,363	$61,627,985	$586,759,672

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 securities in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant to the Fund.

Baron Select Funds	December 31, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Real Estate Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$172,144,923	$—	$—	$172,144,923
Short-Term Investments	—	10,226,794	—	10,226,794

Total Investments	$172,144,923	$10,226,794	$—	$182,371,717

	Baron Health Care Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$176,138,066	$—	$—	$176,138,066
Short-Term Investments	—	17,677,939	—	17,677,939

Total Investments	$176,138,066	$17,677,939	$—	$193,816,005

	Baron FinTech Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$67,097,880	$1,648,129	$—	$68,746,009
Short-Term Investments	—	295,273	—	295,273

Total Investments	$67,097,880	$1,943,402	$—	$69,041,282

	Baron India Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$—	$8,545,357	$—	$8,545,357
Short-Term Investments	—	467,640	—	467,640

Total Investments	$—	$9,012,997	$—	$9,012,997

	Baron Technology Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$51,556,695	$3,025,685	$—	$54,582,380
Short-Term Investments	—	1,009,812	—	1,009,812

Total Investments	$51,556,695	$4,035,497	$—	$55,592,192

†	See Portfolios of Investments for additional detailed categorizations.

December 31, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Partners Fund

Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2024
Private Common Stocks
Communication Services	$60,040,760	$—	$—	$6,566,679	$—	$—	$—	$—	$66,607,439	$6,566,679
Industrials	244,296,440	—	—	221,629,760	—	—	—	—	465,926,200	221,629,760
Private Convertible Preferred Stocks
Industrials	7,361,160	—	—	(7,361,160)	—	—	—	—	—	(7,361,160)
Private Preferred Stocks
Industrials	537,262,630	—	56,920,250	381,608,820	—	(75,000,800)	—	—	900,790,900	428,484,321

Total	$848,960,990	$—	$56,920,250	$602,444,099	$—	$(75,000,800)	$—	$—	$1,433,324,539	$649,319,600

	Baron Focused Growth Fund

Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2024
Private Common Stocks
Industrials	$74,955,780	$—	$—	$68,001,120	$—	$—	$—	$—	$142,956,900	$68,001,120
Private Preferred Stocks
Industrials	51,132,580	—	—	46,388,320	—	—	—	—	97,520,900	46,388,320
Information Technology	—	—	—	16,173,760	19,999,991	—	—	—	36,173,751	16,173,760

Total	$126,088,360	$—	$—	$130,563,200	$19,999,991	$—	$—	$—	$276,651,551	$130,563,200

	Baron Emerging Markets Fund

Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2024
Common Stocks
Russia	$11,644	$—	$—	$(2,488)	$—	$—	$—	$—	$9,156	$(2,488)
Private Common Stocks
India	74,029,330	—	—	(32,610,367)	—	—	—	—	41,418,963	(32,610,367)
Private Convertible Preferred Stocks
India	96,887,511	—	—	(24,986,612)	—	—	—	(71,827,363)[1]	73,536	(9,566,319)

Total	$170,928,485	$—	$—	$(57,599,467)	$—	$—	$—	$(71,827,363)	$41,501,655	$(42,179,174)

[1]	Swiggy Technologies (formerly, Bundl Technologies) commenced trading on an exchange as of November 13, 2024.

Baron Select Funds	December 31, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Global Advantage Fund

Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2024
Private Common Stocks
United States	$32,313,416	$—	$—	$28,809,440	$—	$—	$—	$—	$61,122,856	$28,809,440
Private Convertible Preferred Stocks
India	5,784,290	—	—	(5,740,166)	—	—	—	—	44,124	(5,740,166)
United States	3,601,189	—	2,674,305	1,398,779	—	(7,674,273)	—	—	—	—
Private Preferred Stocks
United States	2,798,294	—	—	(2,337,289)	—	—	—	—	461,005	(2,337,289)

Total	$44,497,189	$—	$2,674,305	$22,130,764	$—	$(7,674,273)	$—	$—	$61,627,985	$20,731,985

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of December 31, 2024 were as follows:

Baron Partners Fund

Sector	Company	Fair Value as of December 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2024	Range used on December 31, 2024*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$50,215,439	Combination of valuation using discounted cash flows, current value via comparable companies, and option-pricing methods	Weighted average cost of capital	10.50%	N/A	Decrease
				Change in the composite equity index of comparable companies	(0.78)%	N/A	Increase
				Discount for lack of marketability	6.74%	N/A	Decrease
				Estimated volatility of the returns of equity [1]	33.99%	N/A	Decrease
Private Common Stocks: Communication Services	X Holdings Corp.	$16,392,000	Recent valuation for employee grants	Enterprise Value Estimate	$19 billion	N/A	Increase
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$465,926,200	Observed transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$900,790,900	Observed transaction	Observed Transaction Price	$1,850.00	N/A	Increase
Private Convertible Preferred Stocks: Industrials	Northvolt AB	$0	Scenario analysis	Scenario Probabilities: Scenario A / Scenario B [2]	100% / 0%	N/A	N/A

See Notes on page 44.

December 31, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Focused Growth Fund

Sector	Company	Fair Value as of December 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2024	Range used on December 31, 2024*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$142,956,900	Observed transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$97,520,900	Observed transaction	Observed Transaction Price	$1,850.00	N/A	Increase
Private Preferred Stocks: Information Technology	X.AI Corp.	$36,173,751	Observed transaction	Observed Transaction Price	$21.65	N/A	Increase

Baron Emerging Markets Fund

Sector	Company	Fair Value as of December 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2024	Range used on December 31, 2024*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Financials	Pine Labs PTE. Ltd.	$41,418,963	Combination of valuation using multiples, current value via comparable companies, scenario analysis, and option- pricing methods	Projected Company Sales (FY 2026)	$332 million	N/A	Increase
				Price / Sales Multiple	11.06x	N/A	Increase
				Change in the composite equity index of comparable companies	0.09%	N/A	Increase
				Discount for lack of marketability	7.94%	N/A	Decrease
				Estimated volatility of the returns of equity[3]	39.78%	N/A	Decrease
				Scenario Probabilities: Scenario A / Scenario B4	100.00% / 0.00%	N/A	N/A
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$73,536	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase

See Notes on page 44.

Baron Select Funds	December 31, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Global Advantage Fund

Sector	Company	Fair Value as of December 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2024	Range used on December 31, 2024*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$60,565,300	Observed transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Common Stocks: Materials	Farmers Business Network, Inc.	$557,556	Scenario analysis	Projected IPO valuation	$970 million	N/A	Increase
				Probability for IPO outcome	50.00%	N/A	Increase
				Discount in event of liquidation outcome	100.00%	N/A	Decrease
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$44,124	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$461,005	Recent Offer	Bid Price	$1	N/A	Increase

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
[2]	Scenario A represents total loss for equity holders, while Scenario B reflects positive equity holder value.
[3]	The volatility was calculated as a simple-average of the volatilities of the individual comparable companies.
[4]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.
*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended December 31, 2024, the Funds recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in capital relate primarily to the tax treatment of net investment losses. Results of operations and net assets were not affected by these reclassifications.

Fund	Distributable Earnings/ (Losses)	Paid-In Capital
Baron Partners Fund	$71,747,225	$(71,747,225)
Baron Focused Growth Fund	995,126	(995,126)
Baron International Growth Fund	—	—
Baron Real Estate Fund	—	—
Baron Emerging Markets Fund	—	—
Baron Global Advantage Fund	8,329,020	(8,329,020)
Baron Real Estate Income Fund	—	—
Baron Health Care Fund	950,285	(950,285)
Baron FinTech Fund	101,655	(101,655)
Baron India Fund	49,307	(49,307)
Baron Technology Fund	—	—

December 31, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of December 31, 2024, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$1,471,000,672	$1,146,154,737	$229,687,697	$1,650,243,892	$2,905,185,884

Gross tax unrealized appreciation	7,659,728,088	989,901,486	112,010,731	501,909,362	1,019,254,191
Gross tax unrealized depreciation	(51,451,621)	(30,771,041)	(18,635,542)	(1,893,491)	(276,114,513)

Net tax unrealized appreciation (depreciation)	7,608,276,467	959,130,445	93,375,189	500,015,871	743,139,678

	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron India Fund	Baron Technology Fund
Cost of investments	$331,507,478	$151,393,282	$146,209,151	$50,640,998	$8,205,218	$42,751,062

Gross tax unrealized appreciation	324,496,208	31,423,638	51,025,196	20,803,070	1,097,331	13,702,414
Gross tax unrealized depreciation	(69,244,014)	(445,203)	(3,418,342)	(2,402,786)	(289,552)	(861,284)

Net tax unrealized appreciation (depreciation)	255,252,194	30,978,435	47,606,854	18,400,284	807,779	12,841,130

As of December 31, 2024, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Undistributed (accumulated) net investment income (loss)	$—	$—	$—	$—	$6,034,136
Undistributed (accumulated) net realized gain (loss)	162,027,040	—	—	45,739,650	—
Non-deductible interest expense	(79,256,683)	—	—	—	—
Qualified late year loss deferral	—	—	—	—	—
Capital loss carryforwards	—	(108,268,424)	(57,675,572)	—	(1,000,052,276)
Net tax unrealized appreciation (depreciation) on investments	7,608,276,467	959,130,445	93,375,189	500,015,871	743,139,678
Net tax unrealized currency appreciation (depreciation)	—	—	(2,373,732)	—	(41,423,714)
Paid-in capital	393,677,391	1,263,867,163	287,916,152	1,609,960,912	3,910,223,050

Net Assets	$8,084,724,215	$2,114,729,184	$321,242,037	$2,155,716,433	$3,617,920,874

	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron India Fund	Baron Technology Fund
Undistributed (accumulated) net investment income (loss)	$—	$286,391	$—	$—	$—	$—
Undistributed (accumulated) net realized gain (loss)	—	—	—	—	—	619,617
Non-deductible interest expense	(244,644)	—	—	—	—	—
Qualified late year loss deferral	(439,280)	—	(120,378)	—	(28,604)	—
Capital loss carryforwards	(284,590,990)	(15,318,561)	(38,617,287)	(6,886,824)	(958,915)	(397,563)
Net tax unrealized appreciation (depreciation) on investments	255,252,194	30,978,435	47,606,854	18,400,284	807,779	12,841,130
Net tax unrealized currency appreciation (depreciation)	—	—	—	—	(92,966)	(8)
Paid-in capital	619,511,718	167,589,860	184,534,327	57,571,137	9,107,329	42,921,116

Net Assets	$589,488,998	$183,536,125	$193,403,516	$69,084,597	$8,834,623	$55,984,292

Baron Select Funds	December 31, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

At December 31, 2024, the Funds had capital loss carryforwards with no expiration dates, as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Short Term	$—	$78,752,300	$47,123,280	$—	$691,734,028

Long Term	$—	$29,516,124	$10,552,292	$—	$308,318,248

Capital loss carryforward utilized during the year ended December 31, 2024	$423,436,273	$—	$10,292,693	$87,516,612	$234,193,473

	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron India Fund		Baron Technology Fund
Short Term	$173,955,412	$15,318,561	$38,617,287	$2,767,281	$327,019	†	$286,532	†

Long Term	$110,635,578	$—	$—	$4,119,543	$631,896	†	$111,031	†

Capital loss carryforward utilized during the year ended December 31, 2024	$107,387,811	$6,160,556	$1,664,107	$—	$49,097		$523,332

†	Future utilization of losses may be subject to limitations under current tax laws.

The tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023 was as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023

	Ordinary[1]	Long Term Capital Gain	Return of Capital	Ordinary[1]	Long Term Capital Gain	Return of Capital
Baron Partners Fund	$—	$60,000,993	$—	$—	$—	$—
Baron Focused Growth Fund	—	—	—	—	—	—
Baron International Growth Fund	2,828,535	—	286,902	2,770,604	—	—
Baron Real Estate Fund	7,229,017	278,154	—	6,044,613	—	—
Baron Emerging Markets Fund	29,144,659	—	—	30,922,677	—	—
Baron Global Advantage Fund	—	—	—	—	—	—
Baron Real Estate Income Fund	2,415,777	—	—	2,148,522	—	—
Baron Health Care Fund	929,635	—	—	—	—	—
Baron FinTech Fund	—	—	—	—	—	—
Baron India Fund	17,245	—	—	—	—	—
Baron Technology Fund	—	—	—	—	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At December 31, 2024, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

December 31, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS

BARON PARTNERS FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:				Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Operating expenses (%)	Interest expense (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	159.63	(1.89)	54.29	52.40	0.00	(1.60)	(1.60)	210.43	32.74	1.30	0.94	2.24	(1.22)	3,300.9	1

2023	111.55	(2.52)	50.60	48.08	0.00	0.00	0.00	159.63	43.10	1.30	0.94	2.24	(1.77)	2,959.9	5

2022	199.00	(1.96)	(81.93)	(83.89)	0.00	(3.56)	(3.56)	111.55	(42.56)	1.30	0.39	1.69	(1.29)	2,136.4	6

2021	164.18	(1.98)	52.16	50.18	0.00	(15.36)	(15.36)	199.00	31.39	1.30	0.06	1.36	(1.11)	3,903.2	9

2020	69.04	(1.12)	102.29	101.17	0.00	(6.03)	(6.03)	164.18	148.56	1.31	0.25	1.56	(1.18)	3,219.4	11

INSTITUTIONAL SHARES

Year Ended December 31,

2024	166.21	(1.55)	56.67	55.12	0.00	(1.60)	(1.60)	219.73	33.08	1.05	0.94	1.99	(0.95)	4,112.0	1

2023	115.85	(2.25)	52.61	50.36	0.00	0.00	0.00	166.21	43.47	1.04	0.95	1.99	(1.52)	3,464.4	5

2022	205.95	(1.63)	(84.91)	(86.54)	0.00	(3.56)	(3.56)	115.85	(42.41)	1.04	0.40	1.44	(1.04)	2,329.7	6

2021	169.04	(1.58)	53.85	52.27	0.00	(15.36)	(15.36)	205.95	31.73	1.05	0.06	1.11	(0.86)	4,126.7	9

2020	70.82	(0.92)	105.17	104.25	0.00	(6.03)	(6.03)	169.04	149.18	1.05	0.25	1.30	(0.93)	3,191.4	11

R6 SHARES

Year Ended December 31,

2024	166.18	(1.52)	56.62	55.10	0.00	(1.60)	(1.60)	219.68	33.08	1.05	0.94	1.99	(0.93)	671.8	1

2023	115.84	(2.25)	52.59	50.34	0.00	0.00	0.00	166.18	43.46	1.05	0.94	1.99	(1.52)	520.5	5

2022	205.94	(1.63)	(84.91)	(86.54)	0.00	(3.56)	(3.56)	115.84	(42.41)	1.04	0.40	1.44	(1.04)	359.8	6

2021	169.03	(1.58)	53.85	52.27	0.00	(15.36)	(15.36)	205.94	31.73	1.05	0.06	1.11	(0.86)	627.5	9

2020	70.82	(0.91)	105.15	104.24	0.00	(6.03)	(6.03)	169.03	149.16	1.05	0.25	1.30	(0.93)	465.0	11

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.

See Notes to Financial Statements.	47

Baron Select Funds	December 31, 2024

FINANCIAL HIGHLIGHTS (Continued)

BARON FOCUSED GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:				Ratios to Average Net Assets:				Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	36.45	(0.11)	10.87	10.76	0.00	0.00	0.00	47.21	29.52	1.31		(0.29)	426.2	6

2023	28.61	(0.19)	8.03	7.84	0.00	0.00	0.00	36.45	27.40	1.32		(0.57)	316.9	6

2022	44.52	(0.26)	(12.14)	(12.40)	0.00	(3.51)	(3.51)	28.61	(28.30)	1.32		(0.74)	174.3	22

2021	43.36	(0.51)	8.59	8.08	0.00	(6.92)	(6.92)	44.52	18.83	1.32	[4]	(1.12)	209.8	45

2020	20.18	(0.32)	24.74	24.42	0.00	(1.24)	(1.24)	43.36	122.21	1.35		(1.15)	157.7	18

INSTITUTIONAL SHARES

Year Ended December 31,

2024	38.09	0.00 [3]	11.37	11.37	0.00	0.00	0.00	49.46	29.85	1.05		0.00 [5]	1,261.3	6

2023	29.82	(0.11)	8.38	8.27	0.00	0.00	0.00	38.09	27.73	1.06		(0.31)	690.5	6

2022	46.09	(0.16)	(12.60)	(12.76)	0.00	(3.51)	(3.51)	29.82	(28.11)	1.06		(0.45)	300.3	22

2021	44.56	(0.40)	8.85	8.45	0.00	(6.92)	(6.92)	46.09	19.16	1.05	[4]	(0.85)	307.8	45

2020	20.67	(0.24)	25.37	25.13	0.00	(1.24)	(1.24)	44.56	122.75	1.07		(0.88)	233.7	18

R6 SHARES

Year Ended December 31,

2024	38.12	(0.01)	11.39	11.38	0.00	0.00	0.00	49.50	29.85	1.05		(0.03)	427.2	6

2023	29.84	(0.11)	8.39	8.28	0.00	0.00	0.00	38.12	27.75	1.06		(0.32)	328.3	6

2022	46.12	(0.17)	(12.60)	(12.77)	0.00	(3.51)	(3.51)	29.84	(28.11)	1.05		(0.48)	252.9	22

2021	44.59	(0.40)	8.85	8.45	0.00	(6.92)	(6.92)	46.12	19.15	1.05	[4]	(0.86)	320.6	45

2020	20.68	(0.24)	25.39	25.15	0.00	(1.24)	(1.24)	44.59	122.78	1.07		(0.87)	271.3	18

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Less than$0.01 per share.
[4]	Includes interest expense of less than 0.01%.
[5]	Less than 0.01%.

48	See Notes to Financial Statements.

December 31, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON INTERNATIONAL GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:							Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Return of capital ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)	Net expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	25.45	0.09	0.96	1.05	(0.19)	0.00	(0.02)	(0.21)	26.29	4.11	[3]	1.31	1.21	0.34	79.4	24

2023	23.80	0.10	1.64	1.74	(0.09)	0.00	0.00	(0.09)	25.45	7.33	[3]	1.26	1.20	0.40	76.0	33

2022	33.29	0.02	(9.21)	(9.19)	0.00	(0.30)	0.00	(0.30)	23.80	(27.47)[3]		1.26	1.20	0.06	66.8	47

2021	31.97	(0.11)	3.18	3.07	(0.63)	(1.12)	0.00	(1.75)	33.29	9.64	[3]	1.23	1.20	(0.33)	100.2	36

2020	24.50	(0.01)	7.49	7.48	(0.01)	0.00	0.00	(0.01)	31.97	30.52	[3]	1.28	1.20	(0.05)	85.5	41

INSTITUTIONAL SHARES

Year Ended December 31,

2024	25.98	0.16	0.98	1.14	(0.25)	0.00	(0.03)	(0.28)	26.84	4.35	[3]	1.04	0.96	0.58	223.1	24

2023	24.29	0.16	1.68	1.84	(0.15)	0.00	0.00	(0.15)	25.98	7.60	[3]	0.98	0.95	0.64	314.6	33

2022	33.88	0.08	(9.37)	(9.29)	0.00	(0.30)	0.00	(0.30)	24.29	(27.29)[3]		0.99	0.95	0.30	303.7	47

2021	32.51	(0.02)	3.22	3.20	(0.71)	(1.12)	0.00	(1.83)	33.88	9.88	[3]	0.96	0.95	(0.05)	497.2	36

2020	24.88	0.06	7.61	7.67	(0.04)	0.00	0.00	(0.04)	32.51	30.83	[3]	1.01	0.95	0.25	362.9	41

R6 SHARES

Year Ended December 31,

2024	25.97	0.08	1.06	1.14	(0.25)	0.00	(0.03)	(0.28)	26.83	4.35	[3]	1.01	0.95	0.31	18.7	24

2023	24.28	0.16	1.68	1.84	(0.15)	0.00	0.00	(0.15)	25.97	7.61	[3]	0.98	0.95	0.64	121.4	33

2022	33.86	0.08	(9.36)	(9.28)	0.00	(0.30)	0.00	(0.30)	24.28	(27.28)[3]		0.99	0.95	0.31	112.2	47

2021	32.49	(0.03)	3.23	3.20	(0.71)	(1.12)	0.00	(1.83)	33.86	9.89	[3]	0.96	0.95	(0.10)	160.3	36

2020	24.88	0.04	7.61	7.65	(0.04)	0.00	0.00	(0.04)	32.49	30.75	[3]	0.98	0.95	0.15	163.5	41

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.

See Notes to Financial Statements.	49

Baron Select Funds	December 31, 2024

FINANCIAL HIGHLIGHTS (Continued)

BARON REAL ESTATE FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:		Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Total expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	34.72	0.00 [3]	4.23	4.23	(0.06)	0.00	(0.06)	38.89	12.19	1.31	0.01	401.9	77

2023	27.86	0.08	6.80	6.88	(0.02)	0.00	(0.02)	34.72	24.70	1.31	0.25	381.4	58

2022	40.24	0.00 [3]	(11.56)	(11.56)	(0.02)	(0.80)	(0.82)	27.86	(28.61)	1.33	0.00 [4]	322.0	113

2021	35.21	(0.10)	8.42	8.32	0.00	(3.29)	(3.29)	40.24	24.03	1.31	(0.26)	514.8	64

2020	26.18	(0.10)	11.34	11.24	(0.00)[3]	(2.21)	(2.21)	35.21	43.85	1.34	(0.36)	321.8	71

INSTITUTIONAL SHARES

Year Ended December 31,

2024	35.75	0.10	4.36	4.46	(0.16)	0.00	(0.16)	40.05	12.46	1.05	0.27	1,705.4	77

2023	28.73	0.16	7.01	7.17	(0.15)	0.00	(0.15)	35.75	25.04	1.06	0.51	1,319.1	58

2022	41.36	0.08	(11.89)	(11.81)	(0.02)	(0.80)	(0.82)	28.73	(28.44)	1.07	0.25	928.7	113

2021	36.02	0.01	8.62	8.63	0.00	(3.29)	(3.29)	41.36	24.36	1.05	0.04	1,490.8	64

2020	26.68	(0.03)	11.60	11.57	(0.02)	(2.21)	(2.23)	36.02	44.28	1.08	(0.10)	705.4	71

R6 SHARES

Year Ended December 31,

2024	35.75	0.10	4.36	4.46	(0.16)	0.00	(0.16)	40.05	12.46	1.05	0.27	48.4	77

2023	28.73	0.16	7.01	7.17	(0.15)	0.00	(0.15)	35.75	25.04	1.06	0.52	40.1	58

2022	41.36	0.09	(11.90)	(11.81)	(0.02)	(0.80)	(0.82)	28.73	(28.44)	1.07	0.29	25.7	113

2021	36.02	0.01	8.62	8.63	0.00	(3.29)	(3.29)	41.36	24.36	1.05	0.02	33.3	64

2020	26.69	(0.03)	11.59	11.56	(0.02)	(2.21)	(2.23)	36.02	44.23	1.07	(0.10)	20.0	71

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Less than $0.01 per share.
[4]	Less than 0.01%.

50	See Notes to Financial Statements.

December 31, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON EMERGING MARKETS FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:		Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Return of capital ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Total expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	13.93	(0.00)[3]	1.07	1.07	(0.08)	0.00	0.00	(0.08)	14.92	7.63	1.37	(0.03)	192.3	37

2023	12.96	0.04	0.99	1.03	(0.06)	0.00	0.00	(0.06)	13.93	7.95	1.37	0.26	253.2	33

2022	17.51	(0.01)	(4.54)	(4.55)	0.00	0.00	0.00	0.00	12.96	(25.99)	1.38	(0.07)	283.7	44

2021	18.97	(0.09)	(1.09)	(1.18)	(0.28)	0.00	(0.00)[3]	(0.28)	17.51	(6.26)	1.33	(0.46)	462.6	33

2020	14.72	(0.06)	4.31	4.25	0.00	0.00	0.00	0.00	18.97	28.87	1.35	(0.44)	507.7	56

INSTITUTIONAL SHARES

Year Ended December 31,

2024	14.02	0.03	1.08	1.11	(0.12)	0.00	0.00	(0.12)	15.01	7.90	1.11	0.23	3,416.5	37

2023	13.04	0.07	1.01	1.08	(0.10)	0.00	0.00	(0.10)	14.02	8.29	1.11	0.52	4,279.6	33

2022	17.58	0.03	(4.57)	(4.54)	0.00	0.00	0.00	0.00	13.04	(25.82)	1.12	0.20	4,473.6	44

2021	19.06	(0.04)	(1.11)	(1.15)	(0.33)	0.00	(0.00)[3]	(0.33)	17.58	(6.07)	1.08	(0.22)	8,408.8	33

2020	14.75	(0.03)	4.34	4.31	0.00	0.00	0.00	0.00	19.06	29.22	1.09	(0.20)	6,228.8	56

R6 SHARES

Year Ended December 31,

2024	14.03	0.03	1.08	1.11	(0.12)	0.00	0.00	(0.12)	15.02	7.89	1.11	0.22	9.1	37

2023	13.05	0.07	1.01	1.08	(0.10)	0.00	0.00	(0.10)	14.03	8.27	1.11	0.50	8.2	33

2022	17.59	0.03	(4.57)	(4.54)	0.00	0.00	0.00	0.00	13.05	(25.81)	1.13	0.20	10.4	44

2021	19.07	(0.04)	(1.11)	(1.15)	(0.33)	0.00	(0.00)[3]	(0.33)	17.59	(6.07)	1.08	(0.21)	17.4	33

2020	14.75	(0.03)	4.35	4.32	0.00	0.00	0.00	0.00	19.07	29.29	1.09	(0.18)	13.9	56

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Less than $0.01 per share.

See Notes to Financial Statements.	51

Baron Select Funds	December 31, 2024

FINANCIAL HIGHLIGHTS (Continued)

BARON GLOBAL ADVANTAGE FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	30.70	(0.37)	8.38	8.01	0.00	0.00	0.00	38.71	26.09	[3]	1.22	[4]	1.16	[4]	(1.11)	178.1	8

2023	24.51	(0.30)	6.49	6.19	0.00	0.00	0.00	30.70	25.26	[3]	1.21	[4]	1.16	[4]	(1.11)	205.5	2

2022	51.65	(0.37)	(26.27)	(26.64)	0.00	(0.50)	(0.50)	24.51	(51.69)[3,7]		1.20	[4]	1.15	[4]	(1.14)	223.3	12

2021	51.34	(0.62)	0.93	0.31	0.00	0.00	0.00	51.65	0.60	[3,8]	1.15	[5]	1.15	[5]	(1.14)	786.3	24

2020	28.68	(0.44)	23.10	22.66	0.00	0.00	0.00	51.34	79.01	[3]	1.17		1.15		(1.10)	921.7	9

INSTITUTIONAL SHARES

Year Ended December 31,

2024	31.49	(0.29)	8.61	8.32	0.00	0.00	0.00	39.81	26.42	[3]	0.96	[4]	0.91	[4]	(0.86)	399.4	8

2023	25.08	(0.24)	6.65	6.41	0.00	0.00	0.00	31.49	25.56	[3]	0.95	[4]	0.91	[4]	(0.86)	470.0	2

2022	52.70	(0.30)	(26.82)	(27.12)	0.00	(0.50)	(0.50)	25.08	(51.57)[3,7]		0.94	[5]	0.90	[5]	(0.89)	538.1	12

2021	52.25	(0.49)	0.94	0.45	0.00	0.00	0.00	52.70	0.86	[3,8]	0.90	[5]	0.90	[5]	(0.89)	1,803.3	24

2020	29.12	(0.35)	23.48	23.13	0.00	0.00	0.00	52.25	79.43	[3]	0.92		0.90		(0.85)	1,470.9	9

R6 SHARES

Year Ended December 31,

2024	31.51	(0.29)	8.61	8.32	0.00	0.00	0.00	39.83	26.40	[3]	0.96	[4]	0.91	[4]	(0.86)	12.0	8

2023	25.09	(0.24)	6.66	6.42	0.00	0.00	0.00	31.51	25.59	[3]	0.95	[4]	0.91	[4]	(0.86)	10.3	2

2022	52.73	(0.29)	(26.85)	(27.14)	0.00	(0.50)	(0.50)	25.09	(51.58)[3,7]		0.95	[6]	0.90	[6]	(0.89)	9.3	12

2021	52.28	(0.50)	0.95	0.45	0.00	0.00	0.00	52.73	0.86	[3,8]	0.90	[5]	0.90	[5]	(0.89)	18.4	24

2020	29.14	(0.32)	23.46	23.14	0.00	0.00	0.00	52.28	79.41	[3]	0.92		0.90		(0.83)	15.0	9

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of less than 0.01%.
[6]	Includes interest expense of 0.02%.
[7]

The Adviser made a voluntary payment to the Fund in the amount of $82,890 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[8]

The Adviser made voluntary payments to the Fund in the amount of $162,538 to compensate the Fund for losses incurred due to valuation errors. The impact of these payments increased the Fund’s total return by less than 0.01%.

52	See Notes to Financial Statements.

December 31, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON REAL ESTATE INCOME FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	14.35	0.20	2.24	2.44	(0.20)	0.00	(0.20)	16.59	17.16	[3]	1.27		1.05		1.34	16.1	131

2023	12.71	0.21	1.69	1.90	(0.26)	0.00	(0.26)	14.35	15.19	[3]	1.32		1.05		1.62	13.8	110

2022	17.90	0.17	(5.10)	(4.93)	(0.17)	(0.09)	(0.26)	12.71	(27.61)[3]		1.32	[4]	1.05	[4]	1.13	13.3	185	[5]

2021	14.08	0.15	3.93	4.08	(0.19)	(0.07)	(0.26)	17.90	29.08	[3]	1.42	[4]	1.05	[4]	0.94	17.9	97

2020	11.65	0.11	2.43	2.54	(0.11)	0.00	(0.11)	14.08	22.02	[3]	4.40		1.05		0.91	2.9	42

INSTITUTIONAL SHARES

Year Ended December 31,

2024	14.53	0.24	2.26	2.50	(0.24)	0.00	(0.24)	16.79	17.36	[3]	0.90		0.80		1.60	160.6	131

2023	12.85	0.27	1.69	1.96	(0.28)	0.00	(0.28)	14.53	15.51	[3]	0.96		0.80		2.00	132.7	110

2022	18.05	0.20	(5.14)	(4.94)	(0.17)	(0.09)	(0.26)	12.85	(27.43)[3]		0.96	[4]	0.80	[4]	1.31	63.4	185	[5]

2021	14.15	0.18	3.98	4.16	(0.19)	(0.07)	(0.26)	18.05	29.51	[3]	1.08	[4]	0.80	[4]	1.11	113.7	97

2020	11.68	0.37	2.21	2.58	(0.11)	0.00	(0.11)	14.15	22.30	[3]	3.45		0.80		3.00	43.6	42

R6 SHARES

Year Ended December 31,

2024	14.51	0.26	2.24	2.50	(0.24)	0.00	(0.24)	16.77	17.39	[3]	0.90		0.80		1.70	6.8	131

2023	12.84	0.28	1.67	1.95	(0.28)	0.00	(0.28)	14.51	15.44	[3]	0.97		0.80		2.12	1.6	110

2022	18.03	0.21	(5.14)	(4.93)	(0.17)	(0.09)	(0.26)	12.84	(27.41)[3]		0.97	[4]	0.80	[4]	1.38	0.6	185	[5]

2021	14.14	0.16	3.99	4.15	(0.19)	(0.07)	(0.26)	18.03	29.46	[3]	1.08	[4]	0.80	[4]	1.01	0.9	97

2020	11.67	0.11	2.47	2.58	(0.11)	0.00	(0.11)	14.14	22.32	[3]	3.47		0.80		1.06	0.6	42

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Includes interest expense of less than 0.01%.
[5]	Increased market volatility and large net capital stock outflows caused an increase in the Fund’s portfolio turnover rate in 2022 beyond historical levels.

See Notes to Financial Statements.	53

Baron Select Funds	December 31, 2024

FINANCIAL HIGHLIGHTS (Continued)

BARON HEALTH CARE FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)	Net expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	18.78	(0.08)	0.32	0.24	(0.04)	0.00	(0.04)	18.98	1.25	[3]	1.18	1.10	(0.42)	36.5	49

2023	17.69	(0.04)	1.13	1.09	0.00	0.00	0.00	18.78	6.16	[3]	1.20	1.10	(0.22)	49.8	52

2022	21.34	(0.06)	(3.59)	(3.65)	0.00	0.00	0.00	17.69	(17.10)[3]		1.21	1.10	(0.31)	55.0	72

2021	18.75	(0.17)	3.06	2.89	0.00	(0.30)	(0.30)	21.34	15.46	[3]	1.17	1.10	(0.82)	76.3	55

2020	12.86	(0.09)	6.17	6.08	0.00	(0.19)	(0.19)	18.75	47.40	[3]	1.73	1.10	(0.60)	26.8	36

INSTITUTIONAL SHARES

Year Ended December 31,

2024	19.05	(0.03)	0.33	0.30	(0.09)	0.00	(0.09)	19.26	1.55	[3]	0.87	0.85	(0.17)	143.1	49

2023	17.91	0.01	1.13	1.14	0.00	0.00	0.00	19.05	6.37	[3]	0.88	0.85	0.03	154.7	52

2022	21.54	(0.01)	(3.62)	(3.63)	0.00	0.00	0.00	17.91	(16.85)[3]		0.90	0.85	(0.05)	149.3	72

2021	18.88	(0.12)	3.08	2.96	0.00	(0.30)	(0.30)	21.54	15.72	[3]	0.89	0.85	(0.57)	172.4	55

2020	12.92	(0.05)	6.20	6.15	0.00	(0.19)	(0.19)	18.88	47.72	[3]	1.45	0.85	(0.31)	38.6	36

R6 SHARES

Year Ended December 31,

2024	19.05	(0.03)	0.32	0.29	(0.09)	0.00	(0.09)	19.25	1.50	[3]	0.87	0.85	(0.14)	13.8	49

2023	17.90	0.01	1.14	1.15	0.00	0.00	0.00	19.05	6.42	[3]	0.88	0.85	0.03	5.9	52

2022	21.54	(0.01)	(3.63)	(3.64)	0.00	0.00	0.00	17.90	(16.90)[3]		0.89	0.85	(0.05)	5.7	72

2021	18.87	(0.12)	3.09	2.97	0.00	(0.30)	(0.30)	21.54	15.79	[3]	0.89	0.85	(0.57)	6.5	55

2020	12.91	(0.04)	6.19	6.15	0.00	(0.19)	(0.19)	18.87	47.76	[3]	1.44	0.85	(0.25)	4.9	36

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.

54	See Notes to Financial Statements.

December 31, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON FINTECH FUND

Selected data for a share outstanding throughout each of the periods presented:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	14.08	(0.06)	3.28	3.22	0.00	0.00	0.00	17.30	22.87	[3]	1.56		1.20		(0.38)	8.1	11

2023	11.09	(0.04)	3.03	2.99	0.00	0.00	0.00	14.08	26.96	[3]	1.66		1.20		(0.36)	7.3	16

2022	16.90	(0.07)	(5.59)	(5.66)	0.00	(0.15)	(0.15)	11.09	(33.46)[3]		1.63	[4]	1.20	[4]	(0.56)	7.0	27

2021	14.69	(0.14)	2.35	2.21	0.00	0.00	0.00	16.90	15.04	[3]	1.57		1.20		(0.85)	13.2	12

2020[5]	10.00	(0.09)	4.78	4.69	0.00	0.00	0.00	14.69	46.90	[3]	3.09		1.20		(0.77)	6.4	8

INSTITUTIONAL SHARES

Year Ended December 31,

2024	14.22	(0.02)	3.31	3.29	0.00	0.00	0.00	17.51	23.14	[3]	1.13		0.95		(0.13)	48.5	11

2023	11.17	(0.01)	3.06	3.05	0.00	0.00	0.00	14.22	27.31	[3]	1.21		0.95		(0.11)	42.1	16

2022	16.98	(0.04)	(5.62)	(5.66)	0.00	(0.15)	(0.15)	11.17	(33.30)[3]		1.20	[4]	0.95	[4]	(0.30)	31.1	27

2021	14.72	(0.10)	2.36	2.26	0.00	0.00	0.00	16.98	15.35	[3]	1.18		0.95		(0.60)	58.5	12

2020[5]	10.00	(0.07)	4.79	4.72	0.00	0.00	0.00	14.72	47.20	[3]	2.43		0.95		(0.54)	24.0	8

R6 SHARES

Year Ended December 31,

2024	14.22	(0.02)	3.31	3.29	0.00	0.00	0.00	17.51	23.14	[3]	1.10		0.95		(0.13)	12.5	11

2023	11.17	(0.01)	3.06	3.05	0.00	0.00	0.00	14.22	27.31	[3]	1.18		0.95		(0.12)	10.2	16

2022	16.98	(0.04)	(5.62)	(5.66)	0.00	(0.15)	(0.15)	11.17	(33.30)[3]		1.18	[4]	0.95	[4]	(0.30)	4.5	27

2021	14.73	(0.10)	2.35	2.25	0.00	0.00	0.00	16.98	15.28	[3]	1.18		0.95		(0.60)	6.6	12

2020[5]	10.00	(0.06)	4.79	4.73	0.00	0.00	0.00	14.73	47.30	[3]	2.33		0.95		(0.53)	3.7	8

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Includes interest expense of less than 0.01%.
[5]	For the period January 2, 2020 (commencement of operations) to December 31, 2020.

See Notes to Financial Statements.	55

Baron Select Funds	December 31, 2024

FINANCIAL HIGHLIGHTS (Continued)

BARON INDIA FUND

Selected data for a share outstanding throughout each of the periods presented:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)		Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	7.81	(0.04)	1.41	1.37	(0.01)	0.00	(0.01)	9.17	17.55	[3]	7.96		1.45		(0.43)	2.0		94

2023	7.40	0.00	0.41	0.41	0.00	0.00	0.00	7.81	5.54	[3]	7.37		1.45		(0.05)	1.0		48

2022	10.17	(0.05)	(2.72)	(2.77)	0.00	0.00	0.00	7.40	(27.24)[3]		8.96		1.45		(0.58)	0.9		56

2021[4]	10.00	(0.05)	0.22	0.17	0.00	0.00	0.00	10.17	1.70	[3,5]	10.06	[6,7]	1.45	[6,7]	(1.25)[6]	1.3		14	[5]

INSTITUTIONAL SHARES

Year Ended December 31,

2024	7.86	(0.02)	1.42	1.40	(0.03)	0.00	(0.03)	9.23	17.75	[3]	6.86		1.20		(0.20)	4.5		94

2023	7.43	0.03	0.40	0.43	0.00	0.00	0.00	7.86	5.79	[3]	6.93		1.20		0.35	1.5		48

2022	10.17	(0.03)	(2.71)	(2.74)	0.00	0.00	0.00	7.43	(26.94)[3]		7.22		1.20		(0.33)	2.7		56

2021[4]	10.00	(0.04)	0.21	0.17	0.00	0.00	0.00	10.17	1.70	[3,5]	8.59	[6,7]	1.20	[6,7]	(1.00)[6]	3.2		14	[5]

R6 SHARES

Year Ended December 31,

2024	7.86	(0.01)	1.42	1.41	(0.03)	0.00	(0.03)	9.24	17.87	[3]	6.58		1.20		(0.12)	2.3		94

2023	7.44	0.01	0.41	0.42	0.00	0.00	0.00	7.86	5.65	[3]	6.21		1.20		0.07	1.8		48

2022	10.17	(0.03)	(2.70)	(2.73)	0.00	0.00	0.00	7.44	(26.84)[3]		7.95		1.20		(0.42)	0.1		56

2021[4]	10.00	(0.04)	0.21	0.17	0.00	0.00	0.00	10.17	1.70	[3,5]	8.10	[6,7]	1.20	[6,7]	(0.99)[6]	0.0	[8]	14	[5]

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	For the period July 30, 2021 (commencement of operations) to December 31, 2021.
[5]	Not Annualized.
[6]	Annualized.
[7]	Certain fixed expenses incurred by the Fund were not annualized for the period ended December 31, 2021.
[8]	Amount represents less than $50,000.

56	See Notes to Financial Statements.

December 31, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON TECHNOLOGY FUND

Selected data for a share outstanding throughout each of the periods presented:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)	Net expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	9.03	(0.09)	4.38	4.29	0.00	0.00	0.00	13.32	47.51	[3]	1.75	1.20	(0.79)	18.7	36

2023	5.56	(0.05)	3.52	3.47	0.00	0.00	0.00	9.03	62.41	[3]	4.58	1.20	(0.72)	5.0	27

2022[4]	10.00	(0.06)	(4.38)	(4.44)	0.00	0.00	0.00	5.56	(44.40)[3]		6.86	1.20	(0.81)	1.3	19

INSTITUTIONAL SHARES

Year Ended December 31,

2024	9.10	(0.06)	4.41	4.35	0.00	0.00	0.00	13.45	47.80	[3]	1.35	0.95	(0.54)	32.7	36

2023	5.57	(0.04)	3.57	3.53	0.00	0.00	0.00	9.10	63.38	[3]	5.04	0.95	(0.48)	1.4	27

2022[4]	10.00	(0.04)	(4.39)	(4.43)	0.00	0.00	0.00	5.57	(44.30)[3]		6.42	0.95	(0.55)	1.6	19

R6 SHARES

Year Ended December 31,

2024	9.08	(0.06)	4.40	4.34	0.00	0.00	0.00	13.42	47.80	[3]	1.39	0.95	(0.53)	4.6	36

2023	5.57	(0.04)	3.55	3.51	0.00	0.00	0.00	9.08	63.02	[3]	3.80	0.95	(0.48)	2.6	27

2022[4]	10.00	(0.03)	(4.40)	(4.43)	0.00	0.00	0.00	5.57	(44.30)[3]		3.75	0.95	(0.46)	0.4	19

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	For the period January 3, 2022 (commencement of operations) to December 31, 2022.

See Notes to Financial Statements.	57

Baron Select Funds	December 31, 2024

REPORT OF INDEPENDENT REGISTERED ACCOUNTING FIRM

To the Board of Trustees of Baron Select Funds and Shareholders of

Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund and Baron Technology Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund and Baron Technology Fund (eleven of the funds constituting Baron Select Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and, for Baron Partners Fund, of cash flows for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations and, for Baron Partners Fund, its cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 26, 2025

We have served as the auditor of one or more investment companies in the Baron group of funds since 1987.

December 31, 2024	Baron Select Funds

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Funds during the year ended December 31, 2024 are listed below.

During the fiscal year ended December 31, 2024, the Funds’ distributions to shareholders included:

Fund	Ordinary Income[1,3]	Long-Term Capital Gains[2,3]	Return of Capital

Baron Partners Fund	$—	$60,000,993	$—

Baron Focused Growth Fund	—	—	—

Baron International Growth Fund	2,828,535	—	286,902

Baron Real Estate Fund	7,229,017	278,154	—

Baron Emerging Markets Fund	29,144,659	—	—

Baron Global Advantage Fund	—	—	—

Baron Real Estate Income Fund	2,415,777	—	—

Baron Health Care Fund	929,635	—	—

Baron FinTech Fund	—	—	—

Baron India Fund	17,245	—	—

Baron Technology Fund	—	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to the Tax Cut and Jobs Act of 2017.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on net investment income.

Of the total ordinary income distributions paid by Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Real Estate Income Fund, Baron Health Care Fund, and Baron India Fund, 100.00%, 100.00%, 66.42%, 18.42%, 100.00% and 100.00%, respectively, is qualified dividend income subject to a reduced tax rate. Of the total ordinary income distributions paid by these Funds, 0.99%, 100.00%, 0.72%, 8.79%, 100.00%, and 7.28%, respectively, qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2024. The information necessary to complete your income tax return for the calendar year ended December 31, 2024 will be listed on the Form 1099-DIV, which was mailed to you in January/February 2025.

Baron Select Funds	December 31, 2024

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

FOR THE PERIOD COVERED BY THIS REPORT

Not applicable.

RESULTS OF MEETING(S) OF SHAREHOLDERS

FOR THE PERIOD COVERED BY THIS REPORT

Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS

FOR THE PERIOD COVERED BY THIS REPORT

Refer to the financial statements included herein.

Privacy Notice

The Fund collects nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, BaronCapitalGroup.com or by calling 1-800-99BARON.

Go Paperless!

It’s fast, simple and a smart way to help the environment.

Enjoy the speed and convenience of receiving Fund documents electronically.

For more information, and to enroll today, go to BaronCapitalGroup.com/resources-and-information.

767 Fifth Avenue, 48th Fl.

New York, NY 10153

1-800-99BARON

212-583-2000

BaronCapitalGroup.com

ANNUAL SELECT 12/31/2024

December 31, 2024

Baron Funds

Baron WealthBuilder Fund

Annual Financial Statements and Other Important Information

DEAR BARON WEALTHBUILDER FUND SHAREHOLDER:

In this report, you will find audited annual financial statements and other important information for Baron WealthBuilder Fund (the Fund) for the year ended December 31, 2024.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer February 26, 2025	Rachel Stern Chief Operating Officer February 26, 2025	Christopher Snively Chief Financial Officer and Treasurer February 26, 2025

These Annual Financial Statements are for the Baron WealthBuilder Fund. If you are interested in the other series of Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund, and Baron Technology Fund or Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolio of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund, unless accompanied or preceded by the Fund’s current prospectus or summary prospectus.

Baron WealthBuilder Fund	December 31, 2024

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2024

Shares		Cost	Value
Affiliated Mutual Funds (100.03%)

Small Cap Funds (30.75%)
857,172	Baron Discovery Fund — Institutional Shares	$21,272,072	$27,918,099
816,685	Baron Growth Fund — Institutional Shares	76,709,678	78,050,584
2,118,619	Baron Small Cap Fund — Institutional Shares	68,135,556	70,062,718

Total Small Cap Funds		166,117,306	176,031,401

Small/Mid Cap Funds (7.28%)
842,345	Baron Focused Growth Fund — Institutional Shares	26,674,857	41,662,400

Mid Cap Funds (9.78%)
570,359	Baron Asset Fund — Institutional Shares	51,355,943	55,986,404

Large Cap Funds (8.01%)
684,537	Baron Durable Advantage Fund — Institutional Shares	11,003,536	19,591,455
443,011	Baron Fifth Avenue Growth Fund — Institutional Shares	14,395,860	26,266,119

Total Large Cap Funds		25,399,396	45,857,574

All Cap Funds (21.28%)
536,911	Baron Opportunity Fund — Institutional Shares	13,221,974	27,097,896
431,208	Baron Partners Fund — Institutional Shares	36,568,330	94,744,922

Total All Cap Funds		49,790,304	121,842,818

Non-U.S./Global Funds (9.35%)
996,621	Baron Emerging Markets Fund — Institutional Shares	14,050,937	14,959,276
572,645	Baron Global Advantage Fund — Institutional Shares	15,201,850	22,797,003
586,958	Baron International Growth Fund — Institutional Shares	15,476,396	15,753,949

Total Non-U.S./Global Funds		44,729,183	53,510,228

Sector Funds (13.58%)
909,258	Baron FinTech Fund — Institutional Shares	12,303,331	15,921,109
747,514	Baron Health Care Fund — Institutional Shares	13,045,300	14,397,113
861,396	Baron Real Estate Fund — Institutional Shares	28,329,503	34,498,911
769,285	Baron Real Estate Income Fund — Institutional Shares	12,001,304	12,916,296

Total Sector Funds		65,679,438	77,733,429

Total Affiliated Mutual Funds (100.03%)		$429,746,427	572,624,254

Liabilities Less Cash and Other Assets (-0.03%)			(146,340)

Net Assets			$572,477,914

%	Represents percentage of net assets.

All Affiliated Mutual Funds are Level 1, see footnote 5f for dividend income and other distributions.

2	See Notes to Financial Statements.

December 31, 2024	Baron WealthBuilder Fund

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

Assets:
Investments in Affiliated Mutual Funds, at value*	$572,624,254
Receivable for capital shares sold	153,255
Receivable for securities sold	3,300

572,780,809

Liabilities:
Due to custodian bank	79,289
Payable for capital shares redeemed	84,301
Distribution fees payable (Note 5)	311
Other accrued expenses and other payables	138,994

302,895

Net Assets	$572,477,914

Net Assets consist of:
Paid-in capital	$440,899,777
Distributable earnings (losses)	131,578,137

Net Assets	$572,477,914

Retail Shares:
Net Assets	$91,306,070
Shares Outstanding ($0.01 par value; indefinite shares authorized)	4,380,208

Net Asset Value Per Share	$20.85

TA Shares:
Net Assets	$60,301,860
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,846,342

Net Asset Value Per Share	$21.19

Institutional Shares:
Net Assets	$420,869,984
Shares Outstanding ($0.01 par value; indefinite shares authorized)	19,854,801

Net Asset Value Per Share	$21.20

*Investments in Affiliated Mutual Funds, at cost	$429,746,427

See Notes to Financial Statements.	3

Baron WealthBuilder Fund	December 31, 2024

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024
Investment income(loss):
Income:
Dividends from Affiliated Mutual Funds	$701,469

Expenses:
Distribution fees — Retail Shares (Note 5)	226,135
Shareholder servicing agent fees and expenses — Retail Shares	6,411
Shareholder servicing agent fees and expenses — TA Shares	3,991
Shareholder servicing agent fees and expenses — Institutional Shares	28,387
Reports to shareholders	127,320
Registration and filing fees	62,700
Custodian and fund accounting fees	41,892
Trustee fees and expenses (Note 5)	36,450
Administration fees	46,345
Insurance expense	9,346
Line of credit fees	9,903
Professional fees	47,592
Miscellaneous expenses	2,973

Total operating expenses	649,445
Expenses reimbursed — Retail Shares (Note 5)	(24,064)
Expenses reimbursed — TA Shares (Note 5)	(14,624)
Expenses reimbursed — Institutional Shares (Note 5)	(108,386)

Total net expenses	502,371

Net investment income (loss)	199,098

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on Affiliated Mutual Funds	(2,851,986)
Capital gain distribution received from Affiliated Mutual Funds	26,494,906
Change in net unrealized appreciation (depreciation) of Affiliated Mutual Funds	70,914,899

Net gain (loss) on investments	94,557,819

Net increase (decrease) in net assets resulting from operations	$94,756,917

4	See Notes to Financial Statements.

December 31, 2024	Baron WealthBuilder Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Baron WealthBuilder Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$199,098	$115,217
Net realized gain (loss)	23,642,920	(1,672,989)
Change in net unrealized appreciation (depreciation)	70,914,899	111,694,543

Increase (decrease) in net assets resulting from operations	94,756,917	110,136,771

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—
Distributable earnings — TA Shares	(14,359)	(14,380)
Distributable earnings — Institutional Shares	(100,334)	(119,687)

Decrease in net assets from distributions to shareholders	(114,693)	(134,067)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	10,511,830	21,626,006
Proceeds from the sale of shares — TA Shares	4,357,840	5,477,405
Proceeds from the sale of shares — Institutional Shares	31,583,077	50,611,997
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—
Net asset value of shares issued in reinvestment of distributions — TA Shares	14,166	14,145
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	96,603	113,694
Cost of shares redeemed — Retail Shares	(29,289,690)	(21,734,046)
Cost of shares redeemed — TA Shares	(3,135,350)	(3,879,233)
Cost of shares redeemed — Institutional Shares	(83,821,255)	(41,154,632)

Increase (decrease) in net assets derived from capital share transactions	(69,682,779)	11,075,336

Net increase (decrease) in net assets	24,959,445	121,078,040

Net Assets:
Beginning of year	547,518,469	426,440,429

End of year	$572,477,914	$547,518,469

Capital share transactions — Retail Shares
Shares sold	562,424	1,353,390
Shares redeemed	(1,577,678)	(1,372,977)

Net increase (decrease)	(1,015,254)	(19,587)

Capital share transactions — TA Shares
Shares sold	231,271	340,795
Shares issued in reinvestment of distributions	711	890
Shares redeemed	(159,650)	(237,997)

Net increase (decrease)	72,332	103,688

Capital share transactions — Institutional Shares
Shares sold	1,688,346	3,140,359
Shares issued in reinvestment of dividends	4,845	7,151
Shares redeemed	(4,411,732)	(2,557,664)

Net increase (decrease)	(2,718,541)	589,846

See Notes to Financial Statements.	5

Baron WealthBuilder Fund	December 31, 2024

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series. This report covers only the Baron WealthBuilder Fund (the Fund). The Fund’s investment objective is capital appreciation. The Fund is a diversified fund that invests, at any given time, in the securities of a select number of Baron mutual funds (the Underlying Funds), representing specific investment strategies. The Fund normally invests in a variety of Baron domestic and international equity funds managed by BAMCO, Inc. (BAMCO or the Adviser). The Fund can invest in Underlying Funds holding U.S. and international stocks; small-cap, small- to mid-cap, large-cap, all-cap stocks; and sector stocks. The Adviser decides how much of the Fund’s assets to allocate to Underlying Funds based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. For information on the Underlying Funds, please refer to the Prospectuses and Statements of Additional Information of the Underlying Funds. Also, information on the Underlying Funds is available at BaronCapitalGroup.com.

The Fund offers Retail Shares, TA Shares, and Institutional Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. The Fund’s investment income, realized and unrealized gains or losses on investments, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Fund’s share price or net asset value (NAV) is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities, of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Investments in the Underlying Funds are valued at their closing NAV per share on the day of valuation. Portfolio securities held by the Underlying Funds traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities held by the Underlying Funds traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Underlying Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U.S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income and capital gain distributions from the Underlying Funds are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends received from Underlying Funds are reflected as dividend income; capital gain distributions are reflected as realized gains.

6

December 31, 2024	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

d) Expense Allocation. The Fund is charged for those expenses directly attributable to the Fund, such as distribution and transfer agency fees. Expenses that are not directly attributable to the Fund are typically allocated among the funds in the Trust and Baron Investment Funds Trust (collectively, the Fund Complex) in proportion to their respective net assets. The Fund accrues distribution and service (12b-1) fees to Retail Shares.

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Because Underlying Funds have varied expenses and fee levels and the Fund may own different proportion of Underlying Funds at different times, the amount of acquired fund fees and expenses incurred indirectly by the Fund will vary.

e) Single Issuer and Common CEO Risk. Single issuer risk is the possibility that factors specific to an issuer to which an Underlying Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Underlying Fund. Due to the size of Baron Partners Fund’s investment in Tesla, Inc. (Tesla), 46% of Baron Partners Fund’s net assets as of December 31, 2024, the NAV of Baron Partners Fund will be materially impacted by the price of Tesla stock. The Fund’s indirect proportionate ownership of Tesla is $52,022,765, which represents 9.1% of the Fund’s net assets as of December 31, 2024. The Underlying Funds may invest in different companies which have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Funds may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, certain Underlying Funds have made investments in Space Exploration Technologies Corp., X Holdings Corp., X.AI Corp., and Tesla. The Chief Executive Officer of each is Elon Musk. The Fund’s indirect proportionate ownership of these companies is $81,510,719, which represents 14.2% of the Fund’s net assets as of December 31, 2024. As such, the Fund may be considered to be exposed to the risk of success of Mr. Musk. The financial statements of the Underlying Funds are available at BaronCapitalGroup.com.

f) Non-Diversified Portfolio. Certain Underlying Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Underlying Fund’s performance (and consequently the Fund’s performance) compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Underlying Fund (and consequently the Fund) to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified funds may encounter difficulty liquidating securities.

g) Industry Concentration. From time to time, market fluctuations in the value of an Underlying Fund’s investments, combined with an Underlying Fund’s non-diversified portfolio, may result in an Underlying Fund being concentrated in the securities of a single issuer or a small number of issuers, in a particular industry. As a result, this Underlying Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, an Underlying Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s investment in Tesla, which represents about 46% of Baron Partners Fund’s net assets as of December 31, 2024, Baron Partners Fund will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

h) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

i) Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. The Fund will not be subject to federal or state income taxes to the extent that it qualifies as regulated investment companies and substantially all of its income is distributed.

j) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, short-term capital gain distributions, and wash sale losses deferred. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Fund, if not distributed. The Fund intends to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

k) Commitments and Contingencies. In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Fund under these agreements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

l) Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Adviser’s Management Committee acts as the Fund’s chief operating decision maker (“CODM”), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Financial Statements.

7

Baron WealthBuilder Fund	December 31, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

3. ASSET ALLOCATION AND RISKS OF INVESTING IN THE UNDERLYING FUNDS

The Fund’s ability to meet its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective. In addition, each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Baron WealthBuilder Fund	$36,995,750	$80,012,605

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Fund and the Underlying Funds. The Adviser will not be paid a management fee for performing investment management services for the Fund. However, the Adviser receives management fees for managing the Underlying Funds. See the Underlying Funds’ Prospectuses or Statements of Additional Information for specific fees. The Adviser has contractually agreed to reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, and dividend expenses, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses) pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term as follows:

Annual Operating Expense Ratio Cap

Retail Shares	TA Shares	Institutional Shares
0.30%	0.05%	0.05%

The aforementioned reimbursement, if applicable, is not subject to recoupment by the Adviser.

b) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Fund’s shares. The Fund is authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets.

c) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an “interested person” (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $25,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees. The Fund has entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

e) Ownership Concentration. As of December 31, 2024 the officers, Trustees and portfolio managers owned, directly or indirectly, 16.1% of the Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to the Fund’s shareholders.

f) Transactions in “Affiliated” Companies. The Fund invests in the Institutional Shares of the Underlying Funds which are considered to be affiliated with the Fund.

Name of Issuer	Value at December 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Other Distributions	Shares Held at December 31, 2024	Value at December 31, 2024	% of Net Assets at December 31, 2024
“Affiliated” Company as of December 31 2024:
Baron Asset Fund, Institutional Shares	$70,431,241	$9,385,395	$22,382,938	$(283,078)	$(1,164,216)	$—	$8,505,096	570,359	$55,986,404	9.78%
Baron Discovery Fund, Institutional Shares	25,608,172	327,762	1,927,108	4,215,970	(306,697)	—	—	857,172	27,918,099	4.88%
Baron Durable Advantage Fund, Institutional Shares	15,896,384	1,205,117	1,622,828	3,805,552	307,230	44,455	—	684,537	19,591,455	3.42%

8

December 31, 2024	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Name of Issuer	Value at December 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Other Distributions	Shares Held at December 31, 2024	Value at December 31, 2024	% of Net Assets at December 31, 2024
Baron Emerging Markets Fund, Institutional Shares	14,742,838	310,517	1,115,694	1,287,388	(265,773)	120,760	—	996,621	14,959,276	2.62%
Baron Fifth Avenue Growth Fund, Institutional Shares	24,884,344	492,470	7,548,604	7,499,680	938,229	—	199,209	443,011	26,266,119	4.59%
Baron FinTech Fund, Institutional Shares	$14,276,057	$172,507	$1,727,261	$3,217,289	$(17,483)	$—	$—	$909,258	$15,921,109	2.78%
Baron Focused Growth Fund, Institutional Shares	34,402,480	483,018	2,839,948	10,190,412	(573,562)	—	—	842,345	41,662,400	7.28%
Baron Global Advantage Fund, Institutional Shares	19,317,565	276,011	1,622,828	4,679,923	146,332	—	—	572,645	22,797,003	3.98%
Baron Growth Fund, Institutional Shares	79,085,859	8,996,831	5,859,957	(3,304,069)	(868,080)	—	7,926,235	816,685	78,050,584	13.63%
Baron Health Care Fund, Institutional Shares	15,118,679	277,261	1,217,121	250,455	(32,161)	70,253	—	747,514	14,397,113	2.51%
Baron International Growth Fund, Institutional Shares	16,078,360	367,488	1,232,013	940,192	(400,078)	145,588	—	586,958	15,753,949	2.75%
Baron Opportunity Fund, Institutional Shares	24,261,417	1,491,851	6,495,001	5,943,795	1,895,834	—	1,198,590	536,911	27,097,896	4.73%
Baron Partners Fund, Institutional Shares	76,974,292	3,460,275	8,752,534	23,277,249	(214,360)	—	703,247	431,208	94,744,922	16.55%
Baron Real Estate Fund, Institutional Shares	33,160,012	552,097	3,025,705	4,200,410	(387,903)	134,128	3,953	861,396	34,498,911	6.03%
Baron Real Estate Income Fund, Institutional Shares	11,832,569	358,791	1,014,267	1,928,606	(189,403)	186,285	—	769,285	12,916,296	2.26%
Baron Small Cap Fund, Institutional Shares	71,522,819	8,838,359	11,643,690	3,065,125	(1,719,895)	—	7,958,576	2,118,619	70,062,718	12.24%

	$547,593,088	$36,995,750	$80,027,497	$70,914,899	$(2,851,986)	$701,469	$26,494,906		$572,624,254

9

Baron WealthBuilder Fund	December 31, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)

6. LINE OF CREDIT

The Fund Complex (except Baron Partners Fund) participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the year ended December 31, 2024, the Fund did not have any borrowings under the line of credit.

The Adviser believes that when there are borrowings, the fair value of the liabilities under the line of credit agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. The Fund’s outstanding balance under the line of credit agreement, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Investments in open-end registered investment companies are valued at NAV and are classified in the fair value hierarchy as Level 1.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, short-term capital gain distributions, and wash sale losses deferred. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial reporting records are not adjusted for temporary differences.

As of December 31, 2024, the Fund’s cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

Cost of investments	$448,318,545

Gross tax unrealized appreciation	124,305,709
Gross tax unrealized depreciation	—

Net tax unrealized appreciation (depreciation)	124,305,709

As of December 31, 2024, the components of net assets on a tax basis were as follows:

Undistributed (accumulated) net investment income (loss)	197,659
Undistributed (accumulated) net realized gain (loss)	7,074,769
Capital loss carryforwards	—
Net tax unrealized appreciation (depreciation) on investments	124,305,709
Paid-in capital	440,899,777

Net Assets	$572,477,914

At December 31, 2024, the Funds had capital loss carryforwards with no expiration dates, as follows:

Short Term	$—

Long Term	$—

Capital loss carryforward utilized during the year ended December 31, 2024	$17,257,222

10

December 31, 2024	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023 was as follows:

Year Ended December 31, 2024		Year Ended December 31, 2023

Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
$114,693	$—	$134,067	$—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Fund is required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Fund’s federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. At December 31, 2024, the Fund did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Fund’s federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

11

Baron WealthBuilder Fund	December 31, 2024

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year:

		Income (loss) from Investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[3]		Gross expenses (%)[4]		Net expenses (%)[4]		Net investment income (loss) (%)[2]	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended December 31,

2024	17.60	(0.03)	3.28	3.25	0.00	0.00	0.00	20.85	18.47	[5]	0.33		0.30		(0.17)	91.3	7

2023	14.04	(0.03)	3.59	3.56	0.00	0.00	0.00	17.60	25.36	[5]	0.33		0.30		(0.18)	94.9	7

2022	21.56	(0.04)	(7.02)	(7.06)	(0.08)	(0.38)	(0.46)	14.04	(32.75)[5]		0.34		0.30		(0.27)	76.0	21

2021	19.57	(0.03)	3.21	3.18	0.00	(1.19)	(1.19)	21.56	16.42	[5]	0.33	[6]	0.30	[6]	(0.13)	117.4	0	[7]

2020	12.23	(0.04)	7.62	7.58	0.00	(0.24)	(0.24)	19.57	62.45	[5]	0.41	[6]	0.30	[6]	(0.29)	44.5	7

TA SHARES

Year Ended December 31,

2024	17.85	0.02	3.33	3.35	(0.01)	0.00	(0.01)	21.19	18.74	[5]	0.08		0.05		0.08	60.3	7

2023	14.21	0.01	3.64	3.65	(0.01)	0.00	(0.01)	17.85	25.66	[5]	0.08		0.05		0.07	49.5	7

2022	21.76	(0.00)[8]	(7.09)	(7.09)	(0.08)	(0.38)	(0.46)	14.21	(32.59)[5]		0.08		0.05		(0.02)	37.9	21

2021	19.70	0.03	3.22	3.25	(0.00)[7]	(1.19)	(1.19)	21.76	16.70	[5]	0.08	[6]	0.05	[6]	0.12	47.2	0	[7]

2020	12.28	(0.01)	7.67	7.66	0.00	(0.24)	(0.24)	19.70	62.85	[5]	0.16	[6]	0.05	[6]	(0.04)	44.0	7

INSTITUTIONAL SHARES

Year Ended December 31,

2024	17.86	0.01	3.34	3.35	(0.01)	0.00	(0.01)	21.20	18.73	[5]	0.08		0.05		0.08	420.9	7

2023	14.21	0.01	3.65	3.66	(0.01)	0.00	(0.01)	17.86	25.73	[5]	0.08		0.05		0.07	403.1	7

2022	21.76	(0.00)[8]	(7.09)	(7.09)	(0.08)	(0.38)	(0.46)	14.21	(32.59)[5]		0.09		0.05		(0.02)	312.5	21

2021	19.70	0.02	3.23	3.25	(0.00)[7]	(1.19)	(1.19)	21.76	16.70	[5]	0.08	[6]	0.05	[6]	0.09	412.2	0	[7]

2020	12.28	(0.01)	7.67	7.66	0.00	(0.24)	(0.24)	19.70	62.85	[5]	0.16	[6]	0.05	[6]	(0.04)	184.1	7

[1]	Based on average shares outstanding.
[2]	Recognition of the Fund’s net investment income is affected by the timing of dividend declarations by the Underlying Funds.
[3]	Total returns reflect reinvestment of all dividends and distributions, if any.
[4]	Expenses do not include acquired fund fees and expenses of the Underlying Funds.
[5]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[6]	Includes interest expense of less than 0.01%.
[7]	Less than 0.5%.
[8]	Less than $0.01 per share.

12	See Notes to Financial Statements.

December 31, 2024	Baron WealthBuilder Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Baron Select Funds and Shareholders of

Baron WealthBuilder Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Baron WealthBuilder Fund (one of the funds constituting Baron Select Funds, hereafter referred to as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 26, 2025

We have served as the auditor of one or more investment companies in the Baron group of Funds since 1987.

13

Baron WealthBuilder Fund	December 31, 2024

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Fund during the year ended December 31, 2024 are listed below.

During the fiscal year ended December 31, 2024, the Fund’s distributions to shareholders included:

	Ordinary Income[1,3]	Long-Term Capital Gains[2,3]

Baron WealthBuilder Fund	$114,693	$—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to the Tax Cuts and Jobs Act of 2017.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on investment income.

Of the total ordinary income distributions paid, 100.00% is qualified dividend income subject to a reduced tax rate and 100.00% qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2024. The information necessary to complete your income tax return for the calendar year ended December 31, 2024 will be listed on the Form 1099-DIV, which was mailed to you in January 2025.

14

December 31, 2024	Baron WealthBuilder Fund

Changes In and Disagreements with Accountants	For the period covered by this report

Not applicable.

Results of Meeting(s) of Shareholders	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers and Others	For the period covered by this report

Refer to the financial statements included herein.

15

Privacy Notice

The Fund collects nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, BaronCapitalGroup.com or by calling 1-800-99BARON.

Go Paperless!

It’s fast, simple and a smart way to help the environment.

Enjoy the speed and convenience of receiving Fund documents electronically.

For more information, and to enroll today, go to BaronCapitalGroup.com/resources-and-information.

767 Fifth Avenue, 48th Fl.

New York, NY 10153

1-800-99BARON

212-583-2000

BaronCapitalGroup.com

ANNUALWEALTH 12/31/2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON SELECT FUNDS

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: March 6, 2025

By:	/s/ Christopher Snively
Christopher Snively
Principal Financial Officer

Date: March 6, 2025